Schedule of Investments(a)
Invesco China Technology ETF (CQQQ)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Capital Markets-0.49%
Hithink RoyalFlush Information Network Co. Ltd., A Shares (China)	338,800	$6,730,933
Diversified Financial Services-0.00%
Zhengqi Holdings Co. Ltd., Rts., TBA (China)(b)(c)	122,862	0
Electrical Equipment-1.31%
East Group Co. Ltd., A Shares (China)	1,301,700	1,725,961
Hongfa Technology Co. Ltd., A Shares (China)	469,464	4,711,345
Qingdao TGOOD Electric Co. Ltd., A Shares (China)	655,818	2,091,314
Sieyuan Electric Co. Ltd., A Shares (China)	480,820	3,496,620
Suzhou Anjie Technology Co. Ltd., A Shares (China)	433,000	968,889
Suzhou Maxwell Technologies Co. Ltd., A Shares (China)	64,971	5,072,762
		18,066,891
Electronic Equipment, Instruments & Components-13.07%
Avary Holding Shenzhen Co. Ltd., A Shares (China)	520,156	3,012,395
BOE Technology Group Co. Ltd., A Shares (China)	23,638,874	18,034,998
BOE Technology Group Co. Ltd., B Shares (China)	8,427,779	3,859,449
Chaozhou Three-Circle Group Co. Ltd., A Shares (China)	1,145,090	6,807,695
Guangzhou Shiyuan Electronic Technology Co. Ltd., A Shares (China)	149,860	1,791,629
Hengdian Group DMEGC Magnetics Co. Ltd., A Shares (China)	1,025,100	2,569,761
Leyard Optoelectronic Co. Ltd., A Shares (China)	1,602,600	2,325,063
Lingyi iTech Guangdong Co., A Shares (China)(b)	4,447,900	4,290,433
Maxscend Microelectronics Co. Ltd., A Shares (China)	187,729	7,751,095
OFILM Group Co. Ltd., A Shares (China)(b)	2,055,873	2,604,647
Raytron Technology Co. Ltd., A Shares (China)	280,450	2,784,815
Shanghai Friendess Electronic Technology Corp. Ltd., A Shares (China)	57,852	2,880,332
Shengyi Technology Co. Ltd., A Shares (China)	1,444,019	4,478,896
Shennan Circuits Co. Ltd., A Shares (China)	111,464	2,109,717
Shenzhen Everwin Precision Technology Co. Ltd., A Shares (China)	756,780	1,680,347
Shenzhen Huaqiang Industry Co. Ltd., A Shares (China)	612,075	1,439,073
Shenzhen Kaifa Technology Co. Ltd., A Shares (China)	983,417	2,063,255
Shenzhen Kinwong Electronic Co. Ltd., A Shares (China)	226,020	1,208,456
Sunny Optical Technology Group Co. Ltd. (China)	3,423,576	88,181,130
Tianma Microelectronics Co. Ltd., A Shares (China)	1,454,427	2,729,783
Unisplendour Corp. Ltd., A Shares (China)	836,858	2,798,941
Universal Scientific Industrial Shanghai Co. Ltd., A Shares (China)	525,300	1,147,351
	Shares	Value
Electronic Equipment, Instruments & Components-(continued)
Westone Information Industry, Inc., A Shares (China)	533,400	$3,409,688
Wuhan Guide Infrared Co. Ltd., A Shares (China)	1,478,850	4,905,713
WUS Printed Circuit Kunshan Co. Ltd., A Shares (China)	1,195,410	3,274,934
Zhejiang Crystal-Optech Co. Ltd., A Shares (China)	876,370	1,920,423
		180,060,019
Entertainment-5.07%
Bilibili, Inc., ADR (China)(b)(d)	1,037,129	36,600,282
Hangzhou Shunwang Technology Co. Ltd., A Shares (China)	437,600	964,483
Tencent Music Entertainment Group, ADR (China)(b)	5,233,147	32,340,849
		69,905,614
Health Care Technology-0.18%
Winning Health Technology Group Co. Ltd., A Shares (China)	1,347,829	2,442,309
Household Durables-0.57%
TCL Technology Group Corp., A Shares (China)	8,842,200	7,828,117
Interactive Media & Services-33.38%
Autohome, Inc., ADR (China)(d)	548,089	18,262,325
Baidu, Inc., ADR (China)(b)	823,644	131,568,893
Hello Group, Inc., ADR (China)(d)	1,405,690	13,677,364
JOYY, Inc., ADR (China)(d)	475,789	24,055,892
Kuaishou Technology (China)(b)(d)(e)	8,338,329	94,990,888
Tencent Holdings Ltd. (China)	2,587,277	157,910,313
Weibo Corp., ADR (China)(b)(d)	500,814	17,353,205
Zhihu, Inc., ADR (China)(b)(d)	495,174	2,114,393
		459,933,273
Internet & Direct Marketing Retail-10.43%
Dada Nexus Ltd., ADR (China)(b)	582,478	6,360,660
HengTen Networks Group Ltd. (China)(b)(d)	20,867,727	6,403,039
JD.com, Inc., A Shares (China)(b)	122,848	4,580,719
Meituan, B Shares (China)(b)(e)	4,441,063	126,347,902
		143,692,320
IT Services-5.70%
Beijing Sinnet Technology Co. Ltd., A Shares (China)	972,500	2,048,425
Beijing Ultrapower Software Co. Ltd., A Shares (China)(b)	1,235,800	1,044,499
China TransInfo Technology Co. Ltd., A Shares (China)	640,571	1,371,880
DHC Software Co. Ltd., A Shares (China)	2,020,100	2,286,675
Digital China Information Service Co. Ltd., A Shares (China)	373,300	829,772
GDS Holdings Ltd., ADR (China)(b)(d)	1,032,503	45,306,232
Kingsoft Cloud Holdings Ltd., ADR (China)(b)(d)	832,113	7,031,355
Taiji Computer Corp. Ltd., A Shares (China)	365,273	1,415,679
TravelSky Technology Ltd., H Shares (China)	8,396,415	15,727,212
Wangsu Science & Technology Co. Ltd., A Shares (China)	1,545,945	1,421,121
		78,482,850
See accompanying notes which are an integral part of this schedule.

Invesco China Technology ETF (CQQQ)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Machinery-0.49%
Han’s Laser Technology Industry Group Co. Ltd., A Shares (China)	480,300	$3,556,967
Wuxi Shangji Automation Co. Ltd., A Shares (China)	155,700	3,123,305
		6,680,272
Media-2.47%
China Literature Ltd. (China)(b)(d)(e)	3,594,164	21,695,353
Focus Media Information Technology Co. Ltd., A Shares (China)	9,101,619	10,958,995
People.cn Co. Ltd., A Shares (China)	696,800	1,409,174
		34,063,522
Metals & Mining-0.21%
Shenghe Resources Holding Co. Ltd., A Shares (China)	1,106,209	2,861,191
Semiconductors & Semiconductor Equipment-13.93%
Advanced Micro-Fabrication Equipment, Inc., A Shares (China)(b)	387,636	7,318,715
All Winner Technology Co. Ltd., A Shares (China)	178,923	1,485,095
Gigadevice Semiconductor Beijing, Inc., A Shares (China)	418,464	9,367,608
Hangzhou Silan Microelectronics Co. Ltd., A Shares (China)	892,500	7,244,801
Hua Hong Semiconductor Ltd. (China)(b)(e)	4,412,234	21,378,538
Ingenic Semiconductor Co. Ltd., A Shares (China)	238,400	4,120,017
JCET Group Co. Ltd., A Shares (China)	1,121,500	4,761,901
LONGi Green Energy Technology Co. Ltd., A Shares (China)	3,411,304	38,380,942
Montage Technology Co. Ltd., A Shares (China)	712,778	8,003,065
National Silicon Industry Group Co. Ltd., A Shares (China)(b)	1,074,997	3,996,098
NAURA Technology Group Co. Ltd., A Shares (China)	331,157	14,956,700
SG Micro Corp., A Shares (China)	147,975	6,471,909
Shenzhen Goodix Technology Co. Ltd., A Shares (China)	113,300	1,586,663
Shenzhen SC New Energy Technology Corp., A Shares (China)	195,718	2,540,885
StarPower Semiconductor Ltd., A Shares (China)	89,900	4,604,821
Tianjin Zhonghuan Semiconductor Co. Ltd., A Shares (China)	2,036,625	13,790,427
Tianshui Huatian Technology Co. Ltd., A Shares (China)	2,019,500	3,663,081
TongFu Microelectronics Co. Ltd., A Shares (China)	837,600	2,320,103
Unigroup Guoxin Microelectronics Co. Ltd., A Shares (China)	382,600	13,024,982
Will Semiconductor Co. Ltd., A Shares (China)	382,459	15,508,498
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., A Shares (China)	810,200	7,408,402
		191,933,251
Software-11.24%
Beijing E-Hualu Information Technology Co. Ltd., A Shares (China)	419,500	1,838,382
Beijing Kingsoft Office Software, Inc., A Shares (China)	290,524	11,248,092
	Shares	Value
Software-(continued)
Beijing Orient National Communication Science & Technology Co. Ltd., A Shares (China)(b)	729,600	$1,342,484
Beijing Shiji Information Technology Co. Ltd., A Shares (China)	944,952	4,654,475
Hundsun Technologies, Inc., A Shares (China)	921,135	8,527,228
Iflytek Co. Ltd., A Shares (China)	1,449,750	9,980,485
Kingdee International Software Group Co. Ltd. (China)(b)(d)	20,729,302	47,591,325
Ming Yuan Cloud Group Holdings Ltd. (China)(b)(d)	5,061,218	10,412,392
Newland Digital Technology Co. Ltd., A Shares (China)	650,500	1,692,346
NSFOCUS Technologies Group Co. Ltd., A Shares (China)	467,000	1,025,187
OneConnect Financial Technology Co. Ltd., ADR (China)(b)	1,098,838	2,197,676
Sangfor Technologies, Inc., A Shares (China)	92,514	2,266,413
Shanghai 2345 Network Holding Group Co. Ltd., A Shares (China)(b)	2,095,200	811,626
Shanghai Baosight Software Co. Ltd., A Shares (China)	438,341	3,725,886
Shanghai Baosight Software Co. Ltd., B Shares (China)	3,481,184	16,032,673
Shenzhen Infogem Technologies Co. Ltd., A Shares (China)	445,400	954,271
Shenzhen Kingdom Sci-Tech Co. Ltd., A Shares (China)	593,200	1,366,934
Sinosoft Co. Ltd., A Shares (China)	133,620	602,462
Thunder Software Technology Co. Ltd., A Shares (China)	237,987	5,259,541
Topsec Technologies Group, Inc., A Shares (China)	741,600	1,784,035
Tuya, Inc., ADR (China)(b)(d)	1,818,904	10,094,917
Yonyou Network Technology Co. Ltd., A Shares (China)	2,061,004	11,422,422
		154,831,252
Technology Hardware, Storage & Peripherals-1.37%
China Greatwall Technology Group Co. Ltd., A Shares (China)	1,845,446	3,692,864
Inspur Electronic Information Industry Co. Ltd., A Shares (China)	916,258	4,932,390
Legend Holdings Corp., H Shares (China)(e)	4,644,886	6,472,450
Ninestar Corp., A Shares (China)	490,950	3,807,980
		18,905,684
Total Common Stocks & Other Equity Interests (Cost $1,571,525,422)		1,376,417,498

Money Market Funds-0.15%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(f)(g) (Cost $2,049,298)	2,049,298	2,049,298
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.06% (Cost $1,573,574,720)		1,378,466,796

See accompanying notes which are an integral part of this schedule.

Invesco China Technology ETF (CQQQ)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.47%
Invesco Private Government Fund, 0.02%(f)(g)(h)	34,839,360	$34,839,360
Invesco Private Prime Fund, 0.11%(f)(g)(h)	81,893,307	81,909,683
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $116,751,509)		116,749,043
TOTAL INVESTMENTS IN SECURITIES-108.53% (Cost $1,690,326,229)		1,495,215,839
OTHER ASSETS LESS LIABILITIES-(8.53)%		(117,500,998)
NET ASSETS-100.00%		$1,377,714,841

Investment Abbreviations:
ADR	-American Depositary Receipt
Rts.	-Rights
TBA	-To Be Announced

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	All or a portion of this security was out on loan at January 31, 2022.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2022 was $270,885,131, which represented 19.66% of the Fund’s Net Assets.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$48,828,601	$(46,779,303)	$-	$-	$2,049,298	$94
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	86,683,578	53,398,989	(105,243,207)	-	-	34,839,360	2,826*
Invesco Private Prime Fund	202,261,685	97,723,421	(218,042,092)	(2,468)	(30,863)	81,909,683	35,210*
Total	$288,945,263	$199,951,011	$(370,064,602)	$(2,468)	$(30,863)	$118,798,341	$38,130

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:
China	99.91%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco DWA Developed Markets Momentum ETF (PIZ)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.15%
Australia-1.23%
Fortescue Metals Group Ltd.	94,367	$1,331,411
Lynas Rare Earths Ltd.(a)	208,352	1,339,838
		2,671,249
Austria-0.60%
Verbund AG	12,329	1,302,502
Belgium-1.19%
Sofina S.A.(b)	3,442	1,368,633
Warehouses De Pauw C.V.A.	28,552	1,225,593
		2,594,226
Canada-12.83%
Bank of Nova Scotia (The)	20,309	1,462,095
Canadian Apartment Properties REIT	40,053	1,760,783
Canadian Imperial Bank of Commerce	11,530	1,447,097
Canadian National Railway Co.	27,352	3,332,006
Constellation Software, Inc.	3,774	6,496,782
Descartes Systems Group, Inc. (The)(a)	56,372	4,099,137
Dollarama, Inc.	32,582	1,680,338
FirstService Corp.	6,897	1,099,192
Royal Bank of Canada	16,454	1,875,042
TFI International, Inc.	12,142	1,168,087
Toronto-Dominion Bank (The)	27,922	2,235,209
WSP Global, Inc.	9,163	1,221,205
		27,876,973
China-1.30%
SITC International Holdings Co. Ltd.	742,892	2,819,577
Denmark-4.06%
Coloplast A/S, Class B	9,841	1,427,050
DSV A/S	8,883	1,802,463
Novo Nordisk A/S, Class B	40,462	4,041,863
Novozymes A/S, Class B	22,446	1,538,163
		8,809,539
Finland-1.60%
Sampo OYJ, Class A	69,912	3,467,349
France-5.86%
Alten S.A.	7,608	1,237,132
Dassault Systemes SE	25,978	1,248,074
Hermes International	864	1,291,651
LVMH Moet Hennessy Louis Vuitton SE	2,519	2,066,692
Pernod Ricard S.A.	7,918	1,687,066
Sartorius Stedim Biotech	2,680	1,170,795
SOITEC(a)	12,064	2,190,935
Teleperformance	4,905	1,844,108
		12,736,453
Germany-5.10%
Bechtle AG	37,341	2,215,758
Carl Zeiss Meditec AG, BR(b)	6,636	1,052,984
Evotec SE(a)	36,993	1,478,866
Nemetschek SE	56,634	5,156,985
Puma SE	11,039	1,165,699
		11,070,292
Hong Kong-1.01%
Techtronic Industries Co. Ltd.	133,598	2,193,066
Ireland-0.98%
Kingspan Group PLC	21,984	2,120,264
	Shares	Value
Israel-2.36%
Mizrahi Tefahot Bank Ltd.	52,293	$2,010,892
Nice Ltd.(a)	12,193	3,112,830
		5,123,722
Italy-5.65%
Amplifon S.p.A.	29,359	1,240,821
Interpump Group S.p.A.	24,996	1,535,062
Recordati Industria Chimica e Farmaceutica S.p.A.	98,020	5,458,790
Reply S.p.A.	24,137	4,037,374
		12,272,047
Japan-9.46%
Bandai Namco Holdings, Inc.	16,120	1,132,053
BayCurrent Consulting, Inc.	7,678	2,903,918
Daikin Industries Ltd.	5,669	1,189,533
Hoya Corp.	8,608	1,113,277
Keyence Corp.	2,847	1,462,261
Kikkoman Corp.(b)	15,852	1,197,982
Lasertec Corp.	24,889	5,571,756
MISUMI Group, Inc.	32,198	1,046,537
Nomura Research Institute Ltd.	29,934	1,051,884
Sony Group Corp.	12,164	1,357,231
TIS, Inc.	41,779	1,096,919
Tokyo Electron Ltd.	2,939	1,426,785
		20,550,136
Netherlands-8.20%
ASM International N.V.	13,209	4,578,249
ASML Holding N.V.	6,712	4,581,005
BE Semiconductor Industries N.V.	73,593	6,218,108
IMCD N.V.	6,050	1,041,317
Koninklijke Ahold Delhaize N.V.	43,050	1,392,607
		17,811,286
New Zealand-3.57%
Mainfreight Ltd.	119,441	6,564,030
Xero Ltd.(a)	14,643	1,183,868
		7,747,898
Norway-1.11%
Nordic Semiconductor ASA(a)	45,783	1,350,241
TOMRA Systems ASA	21,389	1,065,836
		2,416,077
Singapore-0.61%
STMicroelectronics N.V.	28,287	1,326,433
South Korea-0.49%
Ecopro BM Co. Ltd.	3,775	1,069,863
Sweden-10.95%
AddTech AB, Class B	255,276	4,737,908
EQT AB	23,089	899,096
Evolution AB(c)	24,620	3,054,017
Fabege AB	81,579	1,217,635
Fastighets AB Balder, Class B(a)	75,109	4,953,975
Hexagon AB, Class B	162,242	2,189,889
Investor AB, Class B	65,677	1,428,039
Lifco AB, Class B	49,947	1,164,076
Nibe Industrier AB, Class B	295,612	2,796,947
Swedbank AB, Class A(b)	68,446	1,338,523
		23,780,105
Switzerland-11.41%
Belimo Holding AG	6,618	3,645,265
See accompanying notes which are an integral part of this schedule.

Invesco DWA Developed Markets Momentum ETF (PIZ)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Switzerland-(continued)
Geberit AG	4,597	$3,109,592
Givaudan S.A.	414	1,709,342
Lonza Group AG	2,594	1,777,096
Nestle S.A.	9,743	1,249,277
Partners Group Holding AG	1,975	2,734,861
SGS S.A.	715	2,029,337
Sika AG	6,284	2,188,990
Sonova Holding AG, Class A	6,409	2,266,153
Straumann Holding AG, Class R	972	1,599,267
Tecan Group AG, Class R	2,697	1,304,622
VAT Group AG(c)	2,897	1,173,107
		24,786,909
United Kingdom-9.94%
Croda International PLC(b)	33,747	3,627,147
Dechra Pharmaceuticals PLC	21,529	1,206,382
Diageo PLC	26,138	1,314,352
Diploma PLC	50,819	1,892,159
Experian PLC	27,282	1,136,637
Halma PLC	91,500	3,093,902
JD Sports Fashion PLC	1,031,792	2,633,347
Rentokil Initial PLC(b)	177,765	1,240,008
Segro PLC	70,571	1,235,215
Spirax-Sarco Engineering PLC	23,512	4,206,906
		21,586,055
	Shares	Value
United States-0.64%
Ferguson PLC	8,851	$1,389,907
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.15% (Cost $222,558,473)		217,521,928
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.37%
Invesco Private Government Fund, 0.02%(d)(e)(f)	893,047	893,047
Invesco Private Prime Fund, 0.11%(d)(e)(f)	2,083,360	2,083,777
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,977,020)		2,976,824
TOTAL INVESTMENTS IN SECURITIES-101.52% (Cost $225,535,493)		220,498,752
OTHER ASSETS LESS LIABILITIES-(1.52)%		(3,310,911)
NET ASSETS-100.00%		$217,187,841

Investment Abbreviations:
BR-Bearer Shares
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2022.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2022 was $4,227,124, which represented 1.95% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$7,290,781	$(7,290,781)	$-	$-	$-	$12
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,574,626	5,786,563	(7,468,142)	-	-	893,047	102*
Invesco Private Prime Fund	6,007,460	9,008,811	(12,931,383)	(196)	(915)	2,083,777	1,260*
Total	$8,582,086	$22,086,155	$(27,690,306)	$(196)	$(915)	$2,976,824	$1,374

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.

Invesco DWA Developed Markets Momentum ETF (PIZ)—(continued)
January 31, 2022
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco DWA Emerging Markets Momentum ETF (PIE)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-98.41%
Brazil-1.43%
Braskem S.A., ADR(a)	64,362	$1,214,511
Vale S.A., ADR(a)	121,610	1,846,040
		3,060,551
China-16.19%
China Coal Energy Co. Ltd., H Shares	1,979,000	1,115,795
China Conch Venture Holdings Ltd.	241,000	1,145,110
China Longyuan Power Group Corp. Ltd., H Shares	642,065	1,308,829
China Meidong Auto Holdings Ltd.(a)	1,218,291	5,733,472
China Mengniu Dairy Co. Ltd.	207,000	1,218,398
China Merchants Bank Co. Ltd., H Shares	220,278	1,840,369
China Overseas Property Holdings Ltd.	1,985,000	2,312,417
China Power International Development Ltd.	2,251,000	1,118,365
China Resources Beer Holdings Co. Ltd.	319,375	2,384,305
China Resources Power Holdings Co. Ltd.	452,000	1,103,956
China State Construction International Holdings Ltd.	1,016,000	1,202,922
ENN Energy Holdings Ltd.	71,700	1,139,563
Shenzhou International Group Holdings Ltd.	247,609	4,572,755
Silergy Corp.	18,751	2,554,467
Sunny Optical Technology Group Co. Ltd.	41,525	1,069,560
Yadea Group Holdings Ltd.(b)	1,542,000	2,187,164
Yankuang Energy Group Co. Ltd., H Shares	640,000	1,353,802
Zhongsheng Group Holdings Ltd.	184,450	1,415,919
		34,777,168
Hungary-0.67%
OTP Bank Nyrt(c)	24,692	1,428,529
India-3.52%
HDFC Bank Ltd., ADR(a)	25,977	1,782,801
ICICI Bank Ltd., ADR(a)	65,864	1,431,225
Infosys Ltd., ADR(a)	55,319	1,303,869
Tata Motors Ltd., ADR(a)(c)	60,699	2,049,198
Wipro Ltd., ADR	128,264	986,350
		7,553,443
Indonesia-1.86%
PT Merdeka Copper Gold Tbk(c)	10,665,043	2,706,038
PT Tower Bersama Infrastructure Tbk	6,422,370	1,291,118
		3,997,156
Malaysia-4.39%
Frontken Corp. Bhd.	6,705,000	5,158,725
Inari Amertron Bhd.	1,298,700	1,033,339
Malaysian Pacific Industries Bhd.	197,000	1,864,332
Press Metal Aluminium Holdings Bhd.	939,200	1,382,265
		9,438,661
Mexico-0.52%
Grupo Elektra S.A.B. de C.V.(a)	17,068	1,120,327
Philippines-0.54%
International Container Terminal Services, Inc.	296,235	1,166,407
South Africa-7.39%
Barloworld Ltd.	124,584	1,071,245
Capitec Bank Holdings Ltd.	9,173	1,199,508
Clicks Group Ltd.(a)	174,779	3,334,245
Impala Platinum Holdings Ltd.	251,220	3,823,289
Investec Ltd.	238,551	1,347,105
Motus Holdings Ltd.	247,362	1,881,839
	Shares	Value
South Africa-(continued)
MTN Group Ltd.(c)	151,297	$1,899,549
Transaction Capital Ltd.	471,583	1,326,956
		15,883,736
Taiwan-57.94%
Accton Technology Corp.	549,000	5,263,357
AP Memory Technology Corp.	390,000	5,725,843
ASMedia Technology, Inc.	36,319	2,075,216
Chailease Holding Co. Ltd.	224,250	2,065,396
China Airlines Ltd.(c)	1,415,000	1,231,787
China Development Financial Holding Corp.	2,049,000	1,358,690
E.Sun Financial Holding Co. Ltd.	2,122,000	2,226,517
Elite Material Co. Ltd.	443,000	4,339,274
Elite Semiconductor Microelectronics Technology, Inc.	352,000	1,855,865
Eternal Materials Co. Ltd.	954,000	1,253,802
Eva Airways Corp.(c)	1,239,000	1,104,415
Evergreen Marine Corp. Taiwan Ltd.	707,000	2,976,389
Feng Hsin Steel Co. Ltd.	397,000	1,188,578
First Financial Holding Co. Ltd.	1,357,000	1,234,824
Giant Manufacturing Co. Ltd.	102,000	1,164,861
Gigabyte Technology Co. Ltd.	437,000	2,246,880
Global Unichip Corp.	61,000	1,069,897
Goldsun Building Materials Co. Ltd.	1,390,000	1,291,699
Great Wall Enterprise Co. Ltd.	793,130	1,489,782
Greatek Electronics, Inc.	629,000	1,672,843
Hotai Motor Co. Ltd.	54,000	1,185,575
HTC Corp.(c)	476,000	1,134,940
IBF Financial Holdings Co. Ltd.	2,262,000	1,305,735
Kings Town Bank Co. Ltd.	1,352,000	1,974,296
Kinsus Interconnect Technology Corp.	268,000	2,022,735
Lien Hwa Industrial Holdings Corp.	1,305,900	2,886,876
Lite-On Technology Corp.	699,000	1,599,291
Lotes Co. Ltd.	106,000	2,774,077
MediaTek, Inc.	44,000	1,715,588
Mega Financial Holding Co. Ltd.	1,041,000	1,392,411
Micro-Star International Co. Ltd.	681,000	3,826,183
Mitac Holdings Corp.	952,000	1,124,899
Nan Ya Printed Circuit Board Corp.	276,000	4,855,693
Novatek Microelectronics Corp.	104,000	1,814,734
Powertech Technology, Inc.	339,000	1,205,668
Qisda Corp.	1,705,000	1,822,078
Realtek Semiconductor Corp.	150,000	2,912,424
Ruentex Development Co. Ltd.	642,000	1,495,455
Sinbon Electronics Co. Ltd.	628,000	6,142,428
SinoPac Financial Holdings Co. Ltd.	2,100,000	1,254,089
Sitronix Technology Corp.	102,000	1,066,992
TA Chen Stainless Pipe	655,000	1,040,385
Taishin Financial Holding Co. Ltd.	1,888,000	1,347,800
Taiwan Semiconductor Manufacturing Co. Ltd.	176,680	4,023,530
Topco Scientific Co. Ltd.	751,000	4,520,452
Unimicron Technology Corp.	466,000	3,488,610
United Microelectronics Corp.	1,052,000	2,115,122
Voltronic Power Technology Corp.	78,000	3,971,486
Winbond Electronics Corp.	1,058,000	1,169,846
Wiwynn Corp.	83,000	3,047,172
WPG Holdings Ltd.	854,000	1,683,113
Yang Ming Marine Transport Corp.(c)	1,128,000	4,151,902
Yulon Finance Corp.	883,000	5,548,147
		124,455,647
Thailand-3.96%
Com7 PCL, NVDR	2,014,698	4,757,648
See accompanying notes which are an integral part of this schedule.

Invesco DWA Emerging Markets Momentum ETF (PIE)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Thailand-(continued)
Energy Absolute PCL, NVDR	435,051	$1,170,097
Hana Microelectronics PCL, NVDR	475,926	1,004,120
KCE Electronics PCL, NVDR	721,447	1,567,578
		8,499,443
Total Common Stocks & Other Equity Interests (Cost $197,791,941)		211,381,068
Exchange-Traded Funds-1.20%
India-1.20%
iShares MSCI India ETF(a) (Cost $2,580,227)	56,264	2,580,830
Money Market Funds-0.54%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $1,152,085)	1,152,085	1,152,085
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.15% (Cost $201,524,253)		215,113,983
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.08%
Invesco Private Government Fund, 0.02%(d)(e)(f)	5,210,128	$5,210,128
Invesco Private Prime Fund, 0.11%(d)(e)(f)	12,154,536	12,156,966
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $17,367,640)		17,367,094
TOTAL INVESTMENTS IN SECURITIES-108.23% (Cost $218,891,893)		232,481,077
OTHER ASSETS LESS LIABILITIES-(8.23)%		(17,680,963)
NET ASSETS-100.00%		$214,800,114

Investment Abbreviations:
ADR-American Depositary Receipt
ETF-Exchange-Traded Fund
NVDR-Non-Voting Depositary Receipt

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at January 31, 2022.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2022 represented 1.02% of the Fund’s Net Assets.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$121,401	$13,015,330	$(11,984,646)	$-	$-	$1,152,085	$24
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,409,998	13,455,181	(11,655,051)	-	-	5,210,128	120*
Invesco Private Prime Fund	7,956,662	21,985,433	(17,783,882)	(546)	(701)	12,156,966	1,518*
Total	$11,488,061	$48,455,944	$(41,423,579)	$(546)	$(701)	$18,519,179	$1,662

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.68%
Australia-4.98%
AGL Energy Ltd.	60,085	$301,825
AMP Ltd.(a)	224,805	139,909
Ampol Ltd.	14,434	304,697
APA Group	47,813	323,225
Aristocrat Leisure Ltd.	14,404	416,947
ASX Ltd.(b)	5,715	338,813
Aurizon Holdings Ltd.	158,344	395,894
Australia & New Zealand Banking Group Ltd.	114,608	2,158,345
Bank of Queensland Ltd.	42,053	227,843
Bendigo & Adelaide Bank Ltd.	38,188	232,189
BHP Group Ltd.(b)	295,270	9,442,897
BlueScope Steel Ltd.	38,660	503,574
Boral Ltd.(a)	19,227	79,931
Brambles Ltd.	94,435	647,684
Challenger Ltd.	55,360	225,379
Coles Group Ltd.	64,356	739,183
Commonwealth Bank of Australia	51,933	3,442,942
Computershare Ltd.	25,715	354,826
Crown Resorts Ltd.(a)	26,447	226,789
CSL Ltd.	6,162	1,140,319
Dexus	77,192	562,728
Endeavour Group Ltd.	38,045	169,900
Fortescue Metals Group Ltd.	45,766	645,706
Glencore PLC	680,676	3,549,245
Goodman Group	44,584	733,021
GPT Group (The)	124,442	441,287
GPT Group (The)(c)	231,466	0
Incitec Pivot Ltd.	133,665	312,246
Insurance Australia Group Ltd.	152,689	458,122
JB Hi-Fi Ltd.	6,453	210,627
Lendlease Corp. Ltd.	32,648	230,719
Macquarie Group Ltd.	12,769	1,670,005
Medibank Pvt Ltd.	150,944	330,826
Metcash Ltd.	85,232	238,858
Mirvac Group	299,196	556,140
National Australia Bank Ltd.	124,654	2,395,266
Newcrest Mining Ltd.	33,587	515,022
Orica Ltd.	23,118	227,968
Origin Energy Ltd.	143,212	570,554
Qantas Airways Ltd.(a)(b)	91,796	313,865
QBE Insurance Group Ltd.	83,339	657,920
Ramsay Health Care Ltd.	8,713	387,556
Rio Tinto Ltd.	21,585	1,707,886
Rio Tinto PLC	62,839	4,416,263
Santos Ltd.	178,415	900,503
Scentre Group	360,223	749,375
SEEK Ltd.	8,695	179,621
Sonic Healthcare Ltd.	20,748	552,754
South32 Ltd.	344,558	942,853
Star Entertainment Group Ltd. (The)(a)	78,437	189,793
Stockland	168,860	486,940
Suncorp Group Ltd.	61,615	482,797
Tabcorp Holdings Ltd.	110,001	385,495
Telstra Corp. Ltd.	502,951	1,394,196
Transurban Group	94,160	829,019
Treasury Wine Estates Ltd.	35,885	269,230
Vicinity Centres	355,966	411,586
Wesfarmers Ltd.	33,340	1,251,522
Westpac Banking Corp.	155,934	2,242,405
Whitehaven Coal Ltd.(a)	194,015	366,338
Woodside Petroleum Ltd.	67,369	1,194,078
	Shares	Value
Australia-(continued)
Woolworths Group Ltd.	38,045	$926,093
Worley Ltd.	26,650	216,866
		56,916,405
Austria-0.48%
ANDRITZ AG	6,475	343,954
BAWAG Group AG(d)	4,727	283,252
Erste Group Bank AG	35,260	1,637,047
Mondi PLC(b)	40,145	1,001,847
OMV AG	18,664	1,132,714
Raiffeisen Bank International AG	15,822	442,066
voestalpine AG	11,432	380,790
Wienerberger AG	8,369	301,775
		5,523,445
Belgium-0.88%
Ageas S.A./N.V.	12,409	595,671
Anheuser-Busch InBev S.A./N.V.	73,704	4,633,591
Etablissements Franz Colruyt N.V.	4,265	172,501
Groupe Bruxelles Lambert S.A.	4,834	517,610
KBC Group N.V.	23,030	1,994,744
Proximus SADP	20,687	420,977
Solvay S.A., Class A	6,869	825,473
UCB S.A.	5,429	537,756
Umicore S.A.	10,620	400,625
		10,098,948
Brazil-0.10%
Wheaton Precious Metals Corp.	9,566	385,483
Yara International ASA	15,224	780,555
		1,166,038
Canada-11.39%
Agnico Eagle Mines Ltd.	7,491	357,587
Air Canada(a)	26,269	472,173
Algonquin Power & Utilities Corp.	24,007	342,607
Alimentation Couche-Tard, Inc.	57,958	2,336,457
Allied Properties REIT	8,848	311,190
AltaGas Ltd.	18,266	375,000
ARC Resources Ltd.(b)	88,317	1,033,999
Atco Ltd., Class I	6,951	234,032
Bank of Montreal(b)	53,118	6,009,292
Bank of Nova Scotia (The)(b)	112,692	8,112,973
Barrick Gold Corp.	85,625	1,638,038
BCE, Inc.	28,264	1,475,648
Brookfield Asset Management Reinsurance Partners Ltd., Class A(b)	598	33,351
Brookfield Asset Management, Inc., Class A	83,456	4,593,427
CAE, Inc.(a)	9,585	241,924
Cameco Corp.	18,071	351,104
Canadian Apartment Properties REIT(b)	10,155	446,427
Canadian Imperial Bank of Commerce	39,431	4,948,873
Canadian National Railway Co.	22,365	2,724,492
Canadian Natural Resources Ltd.	104,570	5,316,478
Canadian Pacific Railway Ltd.	13,391	957,523
Canadian Tire Corp. Ltd., Class A	4,932	711,723
Canadian Utilities Ltd., Class A	12,511	363,289
Capital Power Corp.	9,330	289,628
CCL Industries, Inc., Class B(b)	5,395	281,925
Cenovus Energy, Inc.	111,016	1,614,000
CGI, Inc., Class A(a)	10,453	892,015
CI Financial Corp.(b)	25,058	464,789
Constellation Software, Inc.	182	313,305
Crescent Point Energy Corp.	157,191	1,012,262
See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Canada-(continued)
Emera, Inc.(b)	20,253	$959,143
Empire Co. Ltd., Class A	15,333	472,842
Enbridge, Inc.	155,616	6,575,565
Fairfax Financial Holdings Ltd.	2,900	1,399,607
Finning International, Inc.	9,526	265,452
First Capital REIT(b)	22,796	318,334
Fortis, Inc.	35,814	1,700,306
Franco-Nevada Corp.	3,242	428,434
George Weston Ltd.	5,046	549,989
Gibson Energy, Inc.	15,562	299,297
Gildan Activewear, Inc.	10,611	422,171
Great-West Lifeco, Inc.	25,313	790,359
H&R REIT	25,667	260,747
Hydro One Ltd.(d)	24,706	637,950
iA Financial Corp., Inc.	5,732	372,774
Imperial Oil Ltd.	26,684	1,091,237
Intact Financial Corp.	6,736	912,204
Keyera Corp.(b)	21,349	502,083
Kinross Gold Corp.	83,426	450,650
Linamar Corp.	3,888	215,372
Loblaw Cos. Ltd.	17,251	1,330,245
Magna International, Inc.	25,025	2,015,105
Manulife Financial Corp.	185,878	3,868,683
MEG Energy Corp.(a)	54,411	647,730
Methanex Corp.	6,459	293,697
Metro, Inc.	15,925	851,345
National Bank of Canada	23,266	1,860,475
Northland Power, Inc.	5,806	168,044
Nutrien Ltd.	40,558	2,831,215
Onex Corp.	4,098	294,219
Open Text Corp.	9,285	444,173
Parkland Corp.	9,602	255,188
Pembina Pipeline Corp.	45,866	1,455,537
Power Corp. of Canada	63,644	2,044,735
Primaris REIT	6,416	71,485
Quebecor, Inc., Class B	9,249	218,607
Restaurant Brands International, Inc.	7,798	435,947
RioCan REIT	37,889	659,289
Rogers Communications, Inc., Class B	29,349	1,487,758
Royal Bank of Canada	97,217	11,078,518
Saputo, Inc.	11,205	251,007
Shaw Communications, Inc., Class B	46,489	1,385,020
SmartCentres REIT	12,148	293,623
SNC-Lavalin Group, Inc.	11,614	255,968
Sun Life Financial, Inc.	39,124	2,214,607
Suncor Energy, Inc.(b)	211,981	6,053,743
TC Energy Corp.	65,042	3,356,940
Teck Resources Ltd., Class B	48,658	1,502,055
TELUS Corp.	31,235	734,580
TFI International, Inc.	3,331	320,450
Thomson Reuters Corp.	7,116	763,524
TMX Group Ltd.	2,238	227,548
Toronto-Dominion Bank (The)	128,902	10,318,849
Tourmaline Oil Corp.	16,474	587,043
TransAlta Corp.	27,743	300,815
Vermilion Energy, Inc.(a)	60,300	937,831
West Fraser Timber Co. Ltd.(b)	3,128	289,385
Whitecap Resources, Inc.	62,197	438,675
WSP Global, Inc.	4,408	587,479
Yamana Gold, Inc.	46,743	192,955
		130,204,139
	Shares	Value
Chile-0.04%
Antofagasta PLC(b)	12,021	$219,197
Lundin Mining Corp.	28,536	237,613
		456,810
China-0.27%
AAC Technologies Holdings, Inc.	47,771	144,672
BOC Hong Kong Holdings Ltd.	184,483	710,923
Lenovo Group Ltd.	937,030	1,010,203
Prosus N.V.(a)	2,290	190,332
Tingyi Cayman Islands Holding Corp.	128,000	265,421
Wilmar International Ltd.	172,753	546,929
Xinyi Glass Holdings Ltd.	73,000	193,557
		3,062,037
Denmark-1.15%
AP Moller - Maersk A/S, Class A(b)	316	1,055,252
AP Moller - Maersk A/S, Class B	435	1,557,637
Carlsberg A/S, Class B(b)	4,229	682,254
Chr. Hansen Holding A/S	2,523	201,777
Coloplast A/S, Class B	2,461	356,871
Danske Bank A/S(b)	69,464	1,342,860
DSV A/S	3,588	728,047
ISS A/S(a)	32,655	612,082
Jyske Bank A/S(a)	5,670	333,371
Novo Nordisk A/S, Class B	40,851	4,080,721
Novozymes A/S, Class B	4,605	315,568
Orsted A/S(b)(d)	4,249	451,759
Pandora A/S	5,364	580,264
Tryg A/S	9,537	224,800
Vestas Wind Systems A/S(b)	23,382	627,489
		13,150,752
Finland-1.46%
Elisa OYJ	6,639	389,485
Fortum OYJ	34,066	926,686
Huhtamaki OYJ	5,575	219,247
Kesko OYJ, Class B	18,826	595,469
Kone OYJ, Class B	12,699	823,807
Neste OYJ	11,204	501,706
Nokia OYJ(a)	560,997	3,319,622
Nokian Renkaat OYJ	10,719	360,442
Nordea Bank Abp	337,479	4,015,252
Orion OYJ, Class B(b)	5,243	212,507
Outokumpu OYJ(a)	60,321	390,471
Sampo OYJ, Class A	33,600	1,666,422
Stora Enso OYJ, Class R	41,714	848,132
UPM-Kymmene OYJ	41,488	1,508,026
Valmet OYJ(b)	7,008	266,267
Wartsila OYJ Abp(b)	47,158	582,977
		16,626,518
France-10.40%
Accor S.A.(a)	12,318	450,651
Aeroports de Paris(a)(b)	2,072	279,905
Air France-KLM(a)(b)	144,972	652,891
Air Liquide S.A.	19,718	3,374,206
Airbus SE(a)	23,958	3,051,789
Alstom S.A.(b)	13,344	432,120
Amundi S.A.(d)	3,441	267,542
Arkema S.A.	6,605	971,905
Atos SE(b)	9,766	347,825
AXA S.A.	196,604	6,209,085
BNP Paribas S.A.	110,247	7,861,359
Bouygues S.A.	30,969	1,087,415

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
France-(continued)
Bureau Veritas S.A.	13,694	$391,329
Capgemini SE	7,104	1,589,257
Carrefour S.A.(b)	117,051	2,223,603
Casino Guichard Perrachon S.A.(a)(b)	8,119	179,182
Cie de Saint-Gobain	50,331	3,411,604
Cie Generale des Etablissements Michelin S.C.A.	16,436	2,744,901
CNP Assurances	13,396	327,664
Covivio	4,265	354,989
Credit Agricole S.A.	163,704	2,451,942
Danone S.A.	39,560	2,459,188
Dassault Systemes SE	7,260	348,796
Edenred	5,401	230,973
Eiffage S.A.	10,061	1,052,969
Electricite de France S.A.(b)	98,630	939,575
Elis S.A.(a)	14,632	265,957
ENGIE S.A.	194,776	2,977,685
EssilorLuxottica S.A.	10,213	1,932,414
Eurazeo SE	2,774	219,890
Eutelsat Communications S.A.	23,960	294,994
Faurecia SE	17,998	779,390
Gecina S.A.	3,770	509,148
Getlink SE	15,827	249,099
Hermes International	345	515,764
ICADE	3,402	244,022
Kering S.A.	1,991	1,483,305
Klepierre S.A.(b)	27,458	726,643
Korian S.A.	5,570	121,871
Legrand S.A.	10,335	1,049,478
L’Oreal S.A.	5,627	2,403,513
LVMH Moet Hennessy Louis Vuitton SE	5,342	4,382,797
Orange S.A.	252,920	2,958,000
Orpea S.A.	2,225	97,218
Pernod Ricard S.A.	7,842	1,670,873
Publicis Groupe S.A.	19,561	1,321,379
Renault S.A.(a)	62,279	2,465,508
Rexel S.A.(a)	24,384	542,955
Rubis S.C.A.	7,938	255,570
Safran S.A.	12,454	1,507,650
Sanofi	79,667	8,263,427
Schneider Electric SE	22,052	3,740,510
SCOR SE	13,076	443,124
SEB S.A.	1,499	226,964
Societe Generale S.A.	129,835	4,806,348
Sodexo S.A.	8,876	820,394
SPIE S.A.	10,813	249,424
Suez S.A.	9,941	221,206
Teleperformance	1,322	497,026
Thales S.A.	6,626	607,778
TotalEnergies SE	281,921	15,933,735
Ubisoft Entertainment S.A.(a)(b)	2,646	151,011
Unibail-Rodamco-Westfield(a)(b)	30,899	2,353,993
Valeo	32,844	915,786
Veolia Environnement S.A.	63,365	2,287,837
Vinci S.A.	36,139	3,944,702
Vivendi SE	43,030	562,690
Worldline S.A.(a)(d)	2,987	144,795
		118,838,538
Germany-9.96%
adidas AG	5,197	1,411,309
Allianz SE	33,610	8,589,363
Aroundtown S.A.	76,170	466,459
Aurubis AG	3,373	347,628
	Shares	Value
Germany-(continued)
BASF SE	87,579	$6,636,691
Bayer AG	106,314	6,431,225
Bayerische Motoren Werke AG	47,533	4,952,794
Bayerische Motoren Werke AG, Preference Shares	8,370	714,029
Beiersdorf AG	3,187	314,677
Brenntag SE	10,141	860,108
Commerzbank AG(a)	224,019	1,905,288
Continental AG(a)	14,060	1,343,164
Covestro AG(d)	17,426	1,033,913
Daimler Truck Holding AG(a)	48,796	1,716,496
Deutsche Bank AG(a)	332,967	4,564,138
Deutsche Boerse AG	5,903	1,040,234
Deutsche Lufthansa AG(a)	127,660	977,927
Deutsche Post AG	70,072	4,166,603
Deutsche Telekom AG	327,843	6,127,161
Deutsche Wohnen SE	3,234	130,874
E.ON SE	240,223	3,290,724
Evonik Industries AG	19,817	639,566
Fraport AG Frankfurt Airport Services Worldwide(a)	4,032	271,221
Freenet AG	13,814	373,491
Fresenius Medical Care AG & Co. KGaA	18,333	1,234,311
Fresenius SE & Co. KGaA	52,095	2,135,049
Fuchs Petrolub SE	1,549	51,588
Fuchs Petrolub SE, Preference Shares	3,224	138,492
GEA Group AG	11,553	540,701
Hannover Rueck SE	5,493	1,099,463
HeidelbergCement AG	18,305	1,257,050
Hella GmbH & Co. KGaA	3,698	257,682
Henkel AG & Co. KGaA	6,592	517,473
Henkel AG & Co. KGaA, Preference Shares	11,191	909,019
HOCHTIEF AG	3,502	269,690
HUGO BOSS AG	9,053	565,876
Infineon Technologies AG	25,918	1,055,680
K+S AG	41,130	772,762
KION Group AG	4,463	406,646
Knorr-Bremse AG	2,956	297,554
LANXESS AG	7,313	440,390
LEG Immobilien SE	3,207	422,418
Mercedes-Benz Group AG	100,211	7,855,695
Merck KGaA	4,215	916,181
METRO AG	29,591	299,008
MTU Aero Engines AG	1,840	387,156
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	13,061	4,085,678
Porsche Automobil Holding SE, Preference Shares	8,710	806,642
ProSiebenSat.1 Media SE	20,590	318,177
Rheinmetall AG	4,487	464,216
RWE AG	59,503	2,494,682
SAP SE	34,125	4,215,815
Siemens AG	45,822	7,185,142
Siemens Energy AG(a)	31,596	701,235
Siemens Healthineers AG(d)	7,437	473,201
Sixt SE(a)(b)	1,000	160,751
Sixt SE, Preference Shares	1,230	110,421
Symrise AG	3,138	373,602
TAG Immobilien AG	7,097	185,607
Telefonica Deutschland Holding AG	116,256	331,020
thyssenkrupp AG(a)	88,949	896,799
TUI AG(a)	202,174	691,457

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Germany-(continued)
Uniper SE	9,898	$444,269
United Internet AG	7,738	300,391
Vitesco Technologies Group AG(a)	2,809	137,806
Volkswagen AG	5,291	1,507,714
Volkswagen AG, Preference Shares	29,428	6,047,506
Vonovia SE	26,897	1,519,035
Zalando SE(a)(d)	3,653	286,569
		113,872,702
Hong Kong-1.08%
AIA Group Ltd.	396,071	4,113,830
CK Asset Holdings Ltd.	104,567	696,362
CK Hutchison Holdings Ltd.	120,026	850,965
CLP Holdings Ltd.	60,152	600,938
Hang Seng Bank Ltd.	33,683	665,619
Henderson Land Development Co. Ltd.	47,482	207,703
Hong Kong & China Gas Co. Ltd. (The)	361,818	556,818
Hong Kong Exchanges & Clearing Ltd.	10,536	594,589
Jardine Matheson Holdings Ltd.	5,955	351,934
Link REIT	98,386	843,601
MTR Corp. Ltd.	66,687	360,342
New World Development Co. Ltd.	66,366	270,333
Power Assets Holdings Ltd.	52,008	319,881
Sun Hung Kai Properties Ltd.	58,849	716,637
Swire Pacific Ltd., Class A	20,915	126,066
Swire Pacific Ltd., Class B	40,203	39,752
Techtronic Industries Co. Ltd.	20,842	342,130
WH Group Ltd.	651,385	434,393
Wharf Real Estate Investment Co. Ltd.	57,553	273,264
		12,365,157
Ireland-0.50%
AIB Group PLC(a)	101,216	266,703
Bank of Ireland Group PLC(a)	90,180	608,801
CRH PLC	55,782	2,802,961
Flutter Entertainment PLC(a)	1,581	239,520
Kerry Group PLC, Class A	4,491	564,713
Kingspan Group PLC	3,848	371,123
Smurfit Kappa Group PLC	16,548	871,192
		5,725,013
Israel-0.30%
Bank Hapoalim BM	60,284	622,596
Bank Leumi Le-Israel BM	81,578	870,432
Israel Discount Bank Ltd., Class A	85,599	571,115
Mizrahi Tefahot Bank Ltd.	8,549	328,746
Teva Pharmaceutical Industries Ltd.(a)(b)	124,351	1,050,962
		3,443,851
Italy-3.27%
A2A S.p.A.	186,964	354,402
AMCO - Asset Management Co. S.p.A., Class B(b)(c)	1,480	0
Assicurazioni Generali S.p.A.(b)	119,434	2,501,213
Atlantia S.p.A.(a)	42,096	778,323
Azimut Holding S.p.A.	9,452	252,742
Banco BPM S.p.A.	367,198	1,136,174
BPER Banca	154,202	323,285
Enel S.p.A.	654,946	5,010,332
Eni S.p.A.	409,756	6,130,621
Ferrari N.V.	1,607	368,777
FinecoBank Banca Fineco S.p.A.	15,025	251,525
Hera S.p.A.	73,957	306,474
Intesa Sanpaolo S.p.A.	2,085,039	6,150,039
	Shares	Value
Italy-(continued)
Italgas S.p.A.	40,269	$266,127
Iveco Group N.V.(a)	17,203	182,625
Leonardo S.p.A.	78,622	564,914
Mediobanca Banca di Credito Finanziario S.p.A.(b)	69,692	795,309
Pirelli & C S.p.A.(d)	50,378	354,759
Poste Italiane S.p.A.(d)	54,358	724,953
Prysmian S.p.A.	16,248	545,518
Saipem S.p.A.(a)(b)	89,805	136,382
Snam S.p.A.(b)	156,158	870,272
Telecom Italia S.p.A.	1,704,779	799,955
Telecom Italia S.p.A., RSP	967,886	430,928
Terna Rete Elettrica Nazionale S.p.A.	82,841	647,518
UniCredit S.p.A.	457,565	7,201,745
Unipol Gruppo S.p.A.	48,431	271,113
		37,356,025
Japan-16.17%
Advantest Corp.	2,812	239,413
Aeon Co. Ltd.(b)	28,676	653,038
AEON Financial Service Co. Ltd.	16,070	168,692
AGC, Inc.	15,009	687,014
Air Water, Inc.(b)	13,847	210,678
Aisin Corp.	13,725	498,906
Ajinomoto Co., Inc.	31,226	871,196
Alps Alpine Co. Ltd.(b)	31,703	345,741
Amada Co. Ltd.	29,217	282,852
ANA Holdings, Inc.(a)	17,726	373,311
Aozora Bank Ltd.(b)	18,181	408,753
Asahi Group Holdings Ltd.	28,952	1,181,803
Asahi Kasei Corp.	59,094	580,315
Asics Corp.	12,171	237,437
Astellas Pharma, Inc.	87,675	1,408,050
Bandai Namco Holdings, Inc.	6,621	464,970
Bridgestone Corp.	41,546	1,821,588
Brother Industries Ltd.	16,745	309,040
Canon, Inc.	101,594	2,396,168
Casio Computer Co. Ltd.	11,946	149,554
Central Japan Railway Co.	9,290	1,228,387
Chubu Electric Power Co., Inc.	31,058	311,095
Chugai Pharmaceutical Co. Ltd.	7,479	242,546
COMSYS Holdings Corp.	7,832	186,319
Credit Saison Co. Ltd.	16,442	183,950
Dai Nippon Printing Co. Ltd.	14,483	348,314
Daifuku Co. Ltd.	2,108	146,376
Dai-ichi Life Holdings, Inc.	61,025	1,370,930
Daiichi Sankyo Co. Ltd.	35,326	789,930
Daikin Industries Ltd.	7,959	1,670,047
Daito Trust Construction Co. Ltd.	5,216	596,533
Daiwa House Industry Co. Ltd.	26,503	772,438
Daiwa Securities Group, Inc.(b)	70,793	426,171
Denka Co. Ltd.	7,102	248,067
Denso Corp.	24,719	1,840,622
Dentsu Group, Inc.	14,617	505,269
Disco Corp.	602	164,991
East Japan Railway Co.(b)	24,436	1,397,363
Ebara Corp.	5,722	280,296
Eisai Co. Ltd.	10,894	549,820
Electric Power Development Co. Ltd.	37,378	488,746
ENEOS Holdings, Inc.	341,505	1,349,423
FANUC Corp.	6,105	1,206,591
Fast Retailing Co. Ltd.	754	442,509
Fuji Electric Co. Ltd.(b)	9,993	537,104

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Japan-(continued)
FUJIFILM Holdings Corp.	21,593	$1,443,733
Fujitsu Ltd.	13,036	1,717,208
Furukawa Electric Co. Ltd.(b)	9,529	196,396
GS Yuasa Corp.	7,030	150,224
Hankyu Hanshin Holdings, Inc.	6,231	181,399
Haseko Corp.	21,669	274,376
Hino Motors Ltd.	42,040	364,528
Hirose Electric Co. Ltd.	1,428	213,066
Hitachi Construction Machinery Co. Ltd.	9,745	249,179
Hitachi Ltd.	44,919	2,338,447
Hitachi Metals Ltd.(a)	17,237	309,959
Honda Motor Co. Ltd.	90,205	2,644,847
Hoya Corp.	6,272	811,161
Hulic Co. Ltd.	19,682	190,173
Idemitsu Kosan Co. Ltd.	18,822	478,615
IHI Corp.	31,880	640,079
Iida Group Holdings Co. Ltd.	9,837	204,605
Inpex Corp.	105,921	1,061,738
Isetan Mitsukoshi Holdings Ltd.(b)	51,117	402,535
Isuzu Motors Ltd.	41,080	502,522
ITOCHU Corp.(b)	54,938	1,762,508
Iwatani Corp.(b)	3,716	174,849
J. Front Retailing Co. Ltd.	28,595	256,794
Japan Airlines Co. Ltd.(a)	19,489	367,462
Japan Exchange Group, Inc.	19,433	400,375
Japan Metropolitan Fund Investment Corp.	203	170,874
Japan Post Bank Co. Ltd.(b)	41,193	405,240
Japan Post Holdings Co. Ltd.	105,154	894,962
Japan Post Insurance Co. Ltd.	36,269	632,440
Japan Tobacco, Inc.	112,934	2,260,481
JFE Holdings, Inc.	57,263	733,519
JGC Holdings Corp.	24,965	245,289
JSR Corp.	10,102	336,229
JTEKT Corp.	28,078	244,465
Kajima Corp.	31,221	376,892
Kansai Electric Power Co., Inc. (The)	42,688	403,014
Kansai Paint Co. Ltd.	7,732	160,344
Kao Corp.	19,782	988,593
Kawasaki Heavy Industries Ltd.	31,371	605,950
Kawasaki Kisen Kaisha Ltd.(a)(b)	14,906	926,850
KDDI Corp.	101,449	3,219,470
Keio Corp.(b)	4,268	191,945
Keisei Electric Railway Co. Ltd.(b)	6,746	190,581
Keyence Corp.	1,580	811,511
Kikkoman Corp.(b)	4,280	323,452
Kintetsu Group Holdings Co. Ltd.(a)	6,354	184,569
Kirin Holdings Co. Ltd.	40,756	652,262
Kobe Steel Ltd.	58,998	280,570
Koito Manufacturing Co. Ltd.	6,099	306,087
Komatsu Ltd.	51,919	1,276,548
Konica Minolta, Inc.(b)	118,164	497,471
K’s Holdings Corp.(b)	16,078	157,887
Kubota Corp.(b)	47,726	1,022,694
Kuraray Co. Ltd.	21,522	192,777
Kurita Water Industries Ltd.	5,524	226,175
Kyocera Corp.	17,233	1,062,464
Kyowa Kirin Co. Ltd.	8,444	211,518
Kyushu Electric Power Co., Inc.	25,451	188,175
Kyushu Railway Co.	11,954	249,059
Lawson, Inc.(b)	5,091	223,751
Lion Corp.	10,142	132,318
Lixil Corp.	15,325	350,877
	Shares	Value
Japan-(continued)
Makita Corp.	10,614	$396,778
Marubeni Corp.	97,495	1,008,432
Marui Group Co. Ltd.(b)	13,783	266,389
MatsukiyoCocokara & Co.	5,422	185,755
Mazda Motor Corp.(a)	82,635	639,374
MEIJI Holdings Co. Ltd.	7,415	462,497
MINEBEA MITSUMI, Inc.	21,020	515,211
MISUMI Group, Inc.	6,940	225,572
Mitsubishi Chemical Holdings Corp.	102,791	806,470
Mitsubishi Corp.	60,921	2,065,618
Mitsubishi Electric Corp.	74,797	937,052
Mitsubishi Estate Co. Ltd.	52,532	759,367
Mitsubishi Gas Chemical Co., Inc.	12,746	243,404
Mitsubishi HC Capital, Inc.	48,116	248,648
Mitsubishi Heavy Industries Ltd.	33,103	895,548
Mitsubishi Materials Corp.	11,614	206,567
Mitsubishi Motors Corp.(a)	170,335	487,575
Mitsubishi UFJ Financial Group, Inc.	788,377	4,759,670
Mitsui & Co. Ltd.	58,531	1,462,427
Mitsui Chemicals, Inc.	12,340	329,053
Mitsui Fudosan Co. Ltd.	47,687	1,018,286
Mitsui Mining & Smelting Co. Ltd.	7,126	200,643
Mitsui OSK Lines Ltd.	17,744	1,369,401
Mizuho Financial Group, Inc.	130,416	1,757,587
MS&AD Insurance Group Holdings, Inc.	21,977	753,458
Murata Manufacturing Co. Ltd.	16,170	1,211,108
Nabtesco Corp.	4,820	150,246
NEC Corp.	22,039	856,789
NGK Insulators Ltd.	19,897	336,656
NGK Spark Plug Co. Ltd.	14,934	253,907
NH Foods Ltd.	5,439	208,810
Nichirei Corp.	8,134	186,931
Nidec Corp.	6,431	569,190
Nikon Corp.	55,397	577,617
Nintendo Co. Ltd.	1,932	946,442
Nippon Electric Glass Co. Ltd.	11,127	277,229
Nippon Express Holdings, Inc.	3,956	232,433
Nippon Steel Corp.	72,149	1,169,788
Nippon Telegraph & Telephone Corp.	126,807	3,609,233
Nippon Yusen K.K.	24,563	1,919,851
Nissan Chemical Corp.	3,916	212,855
Nissan Motor Co. Ltd.(a)	337,044	1,791,492
Nissin Foods Holdings Co. Ltd.	3,062	217,308
Nitori Holdings Co. Ltd.(b)	1,782	255,036
Nitto Denko Corp.	8,575	665,789
Nomura Holdings, Inc.	177,111	780,284
Nomura Real Estate Holdings, Inc.	9,510	223,094
NSK Ltd.	41,405	281,640
NTN Corp.(a)(b)	79,757	160,689
NTT Data Corp.	39,902	765,779
Obayashi Corp.	37,880	306,529
Odakyu Electric Railway Co. Ltd.(b)	12,344	217,958
Oji Holdings Corp.	45,869	242,378
Olympus Corp.	20,572	460,684
Omron Corp.	6,445	470,355
Ono Pharmaceutical Co. Ltd.	14,164	341,691
Oriental Land Co. Ltd.	2,061	359,226
ORIX Corp.	104,178	2,147,523
Osaka Gas Co. Ltd.	21,244	360,661
Otsuka Corp.	4,920	199,282
Otsuka Holdings Co. Ltd.	14,354	491,123
Pan Pacific International Holdings Corp.	15,016	202,337

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Japan-(continued)
Panasonic Corp.	126,280	$1,385,497
Rakuten Group, Inc.(a)	39,203	339,506
Recruit Holdings Co. Ltd.	23,738	1,169,034
Renesas Electronics Corp.(a)	29,349	337,418
Resona Holdings, Inc.	153,445	658,059
Ricoh Co. Ltd.(b)	51,722	436,314
Rohm Co. Ltd.	4,423	371,257
Ryohin Keikaku Co. Ltd.	10,344	148,303
Santen Pharmaceutical Co. Ltd.	18,586	211,419
SBI Holdings, Inc.	15,709	404,492
Secom Co. Ltd.	8,538	602,734
Sega Sammy Holdings, Inc.(b)	13,279	222,481
Seibu Holdings, Inc.(a)	20,838	203,971
Seiko Epson Corp.(b)	30,495	473,795
Sekisui Chemical Co. Ltd.	15,221	266,196
Sekisui House Ltd.(b)	43,627	883,366
Seven & i Holdings Co. Ltd.	38,144	1,861,675
SG Holdings Co. Ltd.	14,908	316,874
Sharp Corp.(b)	11,914	132,303
Shimadzu Corp.	6,937	250,594
Shimamura Co. Ltd.	2,008	183,327
Shimano, Inc.	1,625	365,413
Shimizu Corp.	42,835	285,144
Shin-Etsu Chemical Co. Ltd.	12,559	2,100,579
Shinsei Bank Ltd.(b)	5,601	103,343
Shionogi & Co. Ltd.	11,725	658,502
Shiseido Co. Ltd.	8,556	432,429
Showa Denko K.K.	25,057	520,376
Skylark Holdings Co. Ltd.(b)	17,386	226,504
SMC Corp.	1,202	671,514
Softbank Corp.	260,721	3,260,317
SoftBank Group Corp.	51,125	2,258,593
Sojitz Corp.	16,495	257,382
Sompo Holdings, Inc.	15,725	734,839
Sony Group Corp.	43,767	4,883,420
Stanley Electric Co. Ltd.	6,591	154,050
Subaru Corp.	50,278	918,719
SUMCO Corp.	11,100	204,140
Sumitomo Chemical Co. Ltd.	147,390	740,681
Sumitomo Corp.	48,651	753,450
Sumitomo Electric Industries Ltd.	44,622	591,848
Sumitomo Forestry Co. Ltd.	13,570	238,575
Sumitomo Heavy Industries Ltd.	14,370	376,907
Sumitomo Metal Mining Co. Ltd.	13,002	597,186
Sumitomo Mitsui Financial Group, Inc.	97,308	3,490,403
Sumitomo Mitsui Trust Holdings, Inc.	18,031	624,423
Sumitomo Realty & Development Co. Ltd.	16,917	523,430
Sumitomo Rubber Industries Ltd.	21,856	227,297
Suntory Beverage & Food Ltd.	7,957	306,412
Suzuki Motor Corp.	26,806	1,143,070
Sysmex Corp.	2,990	283,549
T&D Holdings, Inc.	42,668	629,628
Taiheiyo Cement Corp.	13,050	258,861
Taisei Corp.	13,049	426,919
Taiyo Yuden Co. Ltd.	4,016	194,537
Takeda Pharmaceutical Co. Ltd.	111,794	3,234,177
TDK Corp.	19,172	690,578
Teijin Ltd.	15,186	190,914
Terumo Corp.	15,492	565,578
THK Co. Ltd.	6,664	165,673
TIS, Inc.	11,998	315,011
Tobu Railway Co. Ltd.	7,139	167,215
	Shares	Value
Japan-(continued)
Toho Gas Co. Ltd.	3,514	$95,996
Tohoku Electric Power Co., Inc.	25,182	177,123
Tokio Marine Holdings, Inc.	28,093	1,676,444
Tokuyama Corp.	8,355	132,705
Tokyo Century Corp.(b)	3,114	153,822
Tokyo Electric Power Co. Holdings, Inc.(a)	409,508	1,089,946
Tokyo Electron Ltd.	3,079	1,494,750
Tokyo Gas Co. Ltd.	27,209	548,879
Tokyu Corp.	22,955	304,883
Tokyu Fudosan Holdings Corp.	55,778	305,114
Toppan, Inc.	16,281	310,511
Toray Industries, Inc.	114,987	729,925
Toshiba Corp.	36,203	1,498,497
Tosoh Corp.	18,312	286,173
TOTO Ltd.	5,524	238,577
Toyo Suisan Kaisha Ltd.	5,693	233,485
Toyota Industries Corp.	6,649	518,886
Toyota Motor Corp.	467,695	9,242,715
Toyota Tsusho Corp.	11,679	473,502
Trend Micro, Inc.(a)	4,901	260,275
Tsuruha Holdings, Inc.	2,030	163,230
Ube Industries Ltd.	10,214	183,595
Unicharm Corp.	8,407	324,942
West Japan Railway Co.	17,874	750,046
Yakult Honsha Co. Ltd.	5,414	274,524
Yamada Holdings Co. Ltd.	57,709	194,887
Yamaha Corp.	5,563	252,991
Yamaha Motor Co. Ltd.	30,155	718,818
Yamato Holdings Co. Ltd.	22,039	469,656
Yaskawa Electric Corp.	5,968	250,270
Yokogawa Electric Corp.	14,389	235,723
Yokohama Rubber Co. Ltd. (The)	11,748	171,081
Z Holdings Corp.	100,156	511,091
		184,810,425
Luxembourg-0.33%
Aperam S.A.	5,843	329,899
ArcelorMittal S.A.	108,192	3,220,562
SES S.A., FDR	32,505	250,096
		3,800,557
Macau-0.06%
Galaxy Entertainment Group Ltd.(a)	56,958	331,176
Sands China Ltd.(a)	145,401	407,859
		739,035
Mongolia-0.02%
Turquoise Hill Resources Ltd.(a)	15,970	279,519
Netherlands-4.91%
Aalberts N.V.	5,296	325,224
ABN AMRO Bank N.V., CVA(b)(d)	119,912	1,923,022
Aegon N.V.	388,316	2,191,491
Akzo Nobel N.V.	13,888	1,435,132
ASML Holding N.V.	3,173	2,165,603
ASR Nederland N.V.	13,720	637,100
EXOR N.V.(b)	11,667	976,514
Heineken Holding N.V.	3,712	325,174
Heineken N.V.(b)	11,957	1,280,764
ING Groep N.V.	536,963	7,909,658
Koninklijke Ahold Delhaize N.V.	124,967	4,042,507
Koninklijke DSM N.V.	6,353	1,193,909
Koninklijke KPN N.V.	268,811	882,897
Koninklijke Philips N.V.	39,138	1,295,635

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Netherlands-(continued)
Koninklijke Vopak N.V.	4,276	$146,306
NN Group N.V.	28,304	1,582,486
PostNL N.V.	47,088	201,683
Randstad N.V.	11,693	761,582
SBM Offshore N.V.	14,774	233,386
Shell PLC	946,243	23,950,907
Signify N.V.	12,894	682,767
Universal Music Group N.V.	43,030	1,066,500
Wolters Kluwer N.V.	8,369	850,776
		56,061,023
New Zealand-0.05%
Fletcher Building Ltd.	45,054	190,442
Meridian Energy Ltd.	55,243	158,713
Spark New Zealand Ltd.	71,914	204,737
		553,892
Norway-0.83%
DNB Bank ASA	67,059	1,591,110
Equinor ASA	137,901	3,789,574
Gjensidige Forsikring ASA	10,440	254,073
Mowi ASA	27,293	668,595
Norsk Hydro ASA	150,734	1,154,605
Orkla ASA	50,262	479,061
Storebrand ASA	49,949	530,354
Telenor ASA	60,641	998,229
		9,465,601
Poland-0.19%
Bank Polska Kasa Opieki S.A.	15,797	523,751
KGHM Polska Miedz S.A.	6,097	209,131
Polski Koncern Naftowy ORLEN S.A.	22,279	386,372
Powszechna Kasa Oszczednosci Bank Polski S.A.(a)	51,727	603,252
Powszechny Zaklad Ubezpieczen S.A.	43,967	389,638
		2,112,144
Portugal-0.24%
EDP - Energias de Portugal S.A.	267,159	1,368,520
Galp Energia SGPS S.A.	71,205	783,382
Jeronimo Martins SGPS S.A.	23,980	575,682
		2,727,584
Russia-0.08%
Coca-Cola HBC AG(a)	10,722	354,727
Evraz PLC	47,073	320,550
Polymetal International PLC	15,288	218,847
		894,124
Singapore-0.74%
Ascendas REIT	149,009	304,763
CapitaLand Integrated Commercial Trust	192,073	276,119
CapitaLand Investment Ltd.(a)	166,778	426,597
City Developments Ltd.(b)	44,522	232,466
ComfortDelGro Corp. Ltd.	179,398	181,003
DBS Group Holdings Ltd.	79,183	2,072,470
Genting Singapore Ltd.	409,742	222,727
Jardine Cycle & Carriage Ltd.	13,256	198,916
Keppel Corp. Ltd.	66,769	279,443
Oversea-Chinese Banking Corp. Ltd.	87,158	806,461
Singapore Airlines Ltd.(a)(b)	103,839	385,368
Singapore Telecommunications Ltd.	567,281	1,021,726
STMicroelectronics N.V.	15,910	746,051
	Shares	Value
Singapore-(continued)
United Overseas Bank Ltd.	50,693	$1,126,300
Venture Corp. Ltd.	16,393	214,136
		8,494,546
South Africa-0.28%
Anglo American PLC	72,441	3,169,022
South Korea-4.91%
Amorepacific Corp.	1,028	134,446
Amorepacific Corp., Preference Shares	382	22,909
CJ CheilJedang Corp.	1,026	298,620
CJ CheilJedang Corp., Preference Shares	184	23,509
CJ Corp.	4,376	291,875
Coway Co. Ltd.	4,488	260,600
Daewoo Engineering & Construction Co. Ltd.(a)	38,876	184,787
Doosan Heavy Industries & Construction Co. Ltd.(a)(b)	49,156	742,355
E-MART, Inc.	3,659	405,131
GS Engineering & Construction Corp.	10,581	348,874
GS Holdings Corp.	6,285	199,494
Hana Financial Group, Inc.	33,756	1,283,811
Hankook Tire & Technology Co. Ltd.	7,331	207,593
Hanwha Corp.	14,208	351,841
Hanwha Corp., Preference Shares	7,285	90,613
Hanwha Life Insurance Co. Ltd.(b)	113,791	279,964
Hanwha Solutions Corp.(a)	6,207	167,524
Hyundai Doosan Infracore Co. Ltd.(a)	6,498	31,879
Hyundai Engineering & Construction Co. Ltd.	14,423	511,020
Hyundai Glovis Co. Ltd.	1,903	259,488
Hyundai Heavy Industries Holdings Co. Ltd.	6,458	261,224
Hyundai Mobis Co. Ltd.	5,942	1,157,697
Hyundai Motor Co.	17,028	2,732,605
Hyundai Motor Co., First Pfd.	2,875	225,516
Hyundai Motor Co., Second Pfd.	4,317	348,200
Hyundai Steel Co.	21,595	705,730
Hyundai Wia Corp.	2,700	153,773
Industrial Bank of Korea(a)	48,466	420,540
KB Financial Group, Inc.	39,751	2,003,873
Kia Corp.	25,868	1,796,961
Korea Electric Power Corp.(a)(b)	96,110	1,663,546
Korea Gas Corp.(a)	11,364	333,331
Korea Investment Holdings Co. Ltd.	2,828	173,029
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	7,135	476,822
Korea Zinc Co. Ltd.	839	357,497
Korean Air Lines Co. Ltd.(a)	14,479	349,741
KT&G Corp.(a)	10,583	689,397
LG Chem Ltd.	1,366	733,319
LG Chem Ltd., Preference Shares	247	62,568
LG Corp.	5,810	361,243
LG Display Co. Ltd.	45,099	756,796
LG Electronics, Inc.	10,257	1,120,013
LG Electronics, Inc., Preference Shares	1,785	91,707
LG Household & Health Care Ltd.	208	169,188
LG Household & Health Care Ltd., Preference Shares	50	22,788
LG Innotek Co. Ltd.	992	296,892
LG Uplus Corp.	42,146	457,038
LOTTE Chemical Corp.	2,015	330,339
LOTTE Shopping Co. Ltd.	2,740	182,661
LS Corp.	3,477	145,455
LX Holdings Corp.(a)	2,794	22,051
Mirae Asset Securities Co. Ltd.	27,259	194,278

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
South Korea-(continued)
Mirae Asset Securities Co. Ltd., Second Pfd.	11,072	$40,503
NAVER Corp.	1,124	297,785
POSCO	6,915	1,563,234
Posco International Corp.	11,451	195,037
Samsung C&T Corp.	6,614	598,398
Samsung Electro-Mechanics Co. Ltd.	2,274	346,408
Samsung Electronics Co. Ltd.	246,259	15,253,415
Samsung Electronics Co. Ltd., Preference Shares	42,533	2,384,002
Samsung Fire & Marine Insurance Co. Ltd.	3,180	533,672
Samsung Fire & Marine Insurance Co. Ltd., Preference Shares	265	34,641
Samsung Heavy Industries Co. Ltd.(a)	45,783	197,988
Samsung Life Insurance Co. Ltd.	11,508	580,681
Samsung SDI Co. Ltd.	816	403,580
Samsung SDI Co. Ltd., Preference Shares	24	6,218
Samsung SDS Co. Ltd.	1,488	176,672
Samsung Securities Co. Ltd.	6,322	213,015
Shinhan Financial Group Co. Ltd.	51,268	1,640,226
Shinsegae, Inc.(a)	944	184,823
SK Hynix, Inc.	25,536	2,655,643
SK Innovation Co. Ltd.(a)	5,729	1,052,424
SK Square Co. Ltd.(a)	7,036	321,012
SK Telecom Co. Ltd.	8,973	424,074
SK, Inc.	6,952	1,271,986
S-Oil Corp.	5,151	384,562
Woori Financial Group, Inc.	39,975	488,662
		56,140,812
Spain-3.26%
Acciona S.A.	1,843	321,744
Acerinox S.A.	19,112	242,812
ACS Actividades de Construccion y Servicios S.A.	33,976	856,058
Aena SME S.A.(a)(d)	3,908	632,891
Amadeus IT Group S.A.(a)	13,909	952,197
Banco Bilbao Vizcaya Argentaria S.A.	812,420	5,159,686
Banco de Sabadell S.A.	1,425,470	1,105,444
Banco Santander S.A.	2,054,727	7,186,697
Bankinter S.A.(b)	73,649	430,533
CaixaBank S.A.	616,763	1,977,005
Enagas S.A.	24,661	533,278
Endesa S.A.	31,066	697,592
Ferrovial S.A.(b)	24,972	692,580
Grifols S.A.(b)	15,328	269,499
Iberdrola S.A.	435,885	5,024,279
Industria de Diseno Textil S.A.	44,210	1,332,873
Inmobiliaria Colonial SOCIMI S.A.	21,631	191,258
Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros(b)	73,140	131,276
Mapfre S.A.	234,014	509,303
Merlin Properties SOCIMI S.A.	31,856	360,693
Naturgy Energy Group S.A.(b)	34,969	1,108,464
Red Electrica Corp. S.A.	35,272	710,217
Repsol S.A.	278,042	3,515,163
Telefonica S.A.	713,476	3,325,747
		37,267,289
Sweden-2.41%
Alfa Laval AB	11,831	399,896
Assa Abloy AB, Class B	32,182	880,789
Atlas Copco AB, Class A(b)	15,009	881,245
Atlas Copco AB, Class B(b)	9,096	462,893
	Shares	Value
Sweden-(continued)
BillerudKorsnas AB	13,024	$207,364
Boliden AB	17,012	686,554
Castellum AB	14,725	344,955
Dometic Group AB(d)	14,907	165,268
Electrolux AB, Class B(b)	20,896	432,600
Epiroc AB, Class A(b)	10,310	218,926
Epiroc AB, Class B	6,156	110,982
Essity AB, Class B	35,034	985,227
Getinge AB, Class B	7,748	303,402
H & M Hennes & Mauritz AB, Class B(b)	68,084	1,347,889
Hexagon AB, Class B	42,183	569,372
Holmen AB, Class B	4,794	232,147
Husqvarna AB, Class A	1,319	18,375
Husqvarna AB, Class B	21,701	302,748
Industrivarden AB, Class A(b)	12,065	380,238
Industrivarden AB, Class C(b)	7,783	241,180
Investor AB, Class A	25,142	573,393
Investor AB, Class B	85,829	1,866,211
Kinnevik AB, Class A(a)	478	15,035
Kinnevik AB, Class B(a)(b)	8,259	247,491
Lundin Energy AB	7,401	299,228
Sandvik AB	37,132	975,650
Securitas AB, Class B	35,004	422,362
Skandinaviska Enskilda Banken AB, Class A	117,001	1,506,906
Skandinaviska Enskilda Banken AB, Class C	1,694	23,633
Skanska AB, Class B	32,133	784,931
SKF AB, Class B	25,147	552,197
SSAB AB, Class A(a)	32,836	194,361
SSAB AB, Class B(a)	80,914	421,294
Svenska Cellulosa AB S.C.A., Class A	892	15,526
Svenska Cellulosa AB S.C.A., Class B	24,775	430,624
Svenska Handelsbanken AB, Class A	144,668	1,536,616
Svenska Handelsbanken AB, Class B(b)	3,448	41,729
Swedbank AB, Class A	97,995	1,916,380
Swedish Match AB	57,703	443,988
Tele2 AB, Class B	39,393	571,251
Telefonaktiebolaget LM Ericsson, Class A	1,414	17,533
Telefonaktiebolaget LM Ericsson, Class B	119,294	1,479,073
Telia Co. AB	317,859	1,250,554
Trelleborg AB, Class B	13,243	333,216
Volvo AB, Class A	13,022	296,488
Volvo AB, Class B	93,858	2,114,317
		27,502,037
Switzerland-6.12%
ABB Ltd.(b)	88,516	3,044,917
Adecco Group AG	13,295	629,935
Alcon, Inc.	15,123	1,160,759
Baloise Holding AG	2,175	379,031
Barry Callebaut AG	118	269,871
Chocoladefabriken Lindt & Spruengli AG	3	343,805
Chocoladefabriken Lindt & Spruengli AG, PC(b)	27	312,831
Cie Financiere Richemont S.A.	20,955	3,024,524
Clariant AG(b)	15,005	316,587
Credit Suisse Group AG	213,517	2,014,613
Dufry AG(a)	6,076	311,863
Geberit AG	963	651,411
Georg Fischer AG	193	280,684
Givaudan S.A.	230	949,634
Helvetia Holding AG	2,763	345,357
Holcim Ltd.(a)	39,060	2,101,480
IWG PLC(a)	43,203	166,240
Julius Baer Group Ltd.	11,282	733,489

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Switzerland-(continued)
Kuehne + Nagel International AG, Class R(b)	2,354	$663,963
Logitech International S.A., Class R(b)	1,926	161,059
Lonza Group AG	1,063	728,240
Nestle S.A.	112,140	14,378,937
Novartis AG	92,570	8,010,312
Partners Group Holding AG	385	533,125
PSP Swiss Property AG	2,011	242,498
Roche Holding AG	28,357	10,912,870
Roche Holding AG, BR	1,089	445,801
Schindler Holding AG	637	159,057
Schindler Holding AG, PC	1,352	336,991
SGS S.A.	242	686,853
SIG Combibloc Group AG	12,035	277,859
Sika AG	2,475	862,150
Sonova Holding AG, Class A	1,179	416,882
Swatch Group AG (The)	3,643	203,158
Swatch Group AG (The), BR	2,363	685,088
Swiss Life Holding AG	2,961	1,893,668
Swiss Prime Site AG	2,981	293,165
Swisscom AG	2,177	1,235,048
UBS Group AG	293,914	5,423,680
Vifor Pharma AG(b)	2,192	385,404
Zurich Insurance Group AG	8,410	3,996,859
		69,969,698
United Kingdom-11.56%
3i Group PLC	43,055	800,230
abrdn PLC	118,045	384,312
Admiral Group PLC(b)	9,211	390,227
Ashtead Group PLC	14,597	1,040,222
Associated British Foods PLC	21,973	576,829
AstraZeneca PLC	50,673	5,858,307
Aviva PLC	248,304	1,460,406
B&M European Value Retail S.A.	34,716	264,967
BAE Systems PLC(b)	203,565	1,584,466
Barclays PLC	1,359,014	3,644,155
Barratt Developments PLC	96,447	797,187
Bellway PLC	8,553	328,366
Berkeley Group Holdings PLC	8,197	465,374
BP PLC	2,987,453	15,372,917
British American Tobacco PLC	143,276	6,081,080
British Land Co. PLC (The)	80,441	598,543
BT Group PLC(b)	715,669	1,890,369
Bunzl PLC	20,685	771,272
Burberry Group PLC	16,466	414,611
Centrica PLC(a)	566,073	554,208
CNH Industrial N.V.	86,017	1,300,261
Compass Group PLC	97,992	2,218,957
Croda International PLC(b)	3,835	412,188
DCC PLC	7,071	592,100
Derwent London PLC	6,132	280,845
Diageo PLC	81,298	4,088,079
Direct Line Insurance Group PLC	89,886	370,105
DS Smith PLC	109,631	558,979
easyJet PLC(a)	26,093	219,581
Entain PLC(a)	17,099	368,547
Experian PLC	23,363	973,362
GlaxoSmithKline PLC	430,644	9,507,149
Grafton Group PLC	15,549	242,451
Hiscox Ltd.	20,897	274,368
Howden Joinery Group PLC	20,000	219,979
HSBC Holdings PLC	1,359,300	9,719,168
IMI PLC	14,414	322,164
	Shares	Value
United Kingdom-(continued)
Imperial Brands PLC(b)	59,644	$1,406,289
Informa PLC(a)	84,340	637,687
InterContinental Hotels Group PLC(a)(b)	6,780	446,682
Intermediate Capital Group PLC	9,117	234,468
International Consolidated Airlines Group S.A.(a)(b)	201,721	429,882
Intertek Group PLC	4,734	341,785
Investec PLC	75,734	431,328
ITV PLC(a)	420,270	639,807
J Sainsbury PLC	248,355	972,626
John Wood Group PLC(a)	50,762	153,159
Johnson Matthey PLC(b)	17,868	469,955
Kingfisher PLC	235,811	1,057,140
Land Securities Group PLC	54,586	582,227
Legal & General Group PLC	379,479	1,476,872
Lloyds Banking Group PLC	4,869,208	3,381,829
London Stock Exchange Group PLC	3,128	304,802
M&G PLC(b)	151,383	443,004
Marks & Spencer Group PLC(a)	256,828	758,919
Meggitt PLC(a)	67,718	678,680
Melrose Industries PLC	254,894	517,657
Micro Focus International PLC(b)	64,224	391,883
National Express Group PLC(a)	51,933	176,186
National Grid PLC	209,468	3,053,082
NatWest Group PLC(b)	432,548	1,421,124
Next PLC	5,991	608,186
Pearson PLC(b)	63,018	521,942
Pennon Group PLC	20,864	303,670
Persimmon PLC	27,925	904,685
Phoenix Group Holdings PLC(b)	44,440	397,351
Prudential PLC	127,639	2,141,545
Quilter PLC(d)	146,571	270,820
Reckitt Benckiser Group PLC	27,416	2,218,019
RELX PLC	68,808	2,103,958
Rentokil Initial PLC	45,788	319,396
Rolls-Royce Holdings PLC(a)(b)	491,628	765,609
Royal Mail PLC	87,965	523,654
Sage Group PLC (The)	49,749	483,664
Schroders PLC(b)	6,112	279,563
Segro PLC	38,512	674,082
Severn Trent PLC	15,263	589,555
Smith & Nephew PLC(b)	38,566	653,633
Smiths Group PLC(b)	20,150	423,674
Spectris PLC	5,329	242,289
SSE PLC	74,158	1,580,175
St James’s Place PLC(b)	33,366	686,474
Standard Chartered PLC	197,641	1,443,292
Subsea 7 S.A.	33,297	248,419
Tate & Lyle PLC	26,622	253,929
Taylor Wimpey PLC	375,594	767,203
TechnipFMC PLC(a)	111,309	722,523
Tesco PLC	633,490	2,529,823
Travis Perkins PLC	15,365	309,990
Unilever PLC	131,900	6,689,686
United Utilities Group PLC	40,765	585,014
Virgin Money UK PLC(a)	107,624	278,439
Vistry Group PLC	17,129	237,720
Vodafone Group PLC	2,180,254	3,826,579
Weir Group PLC (The)	9,727	229,138
Whitbread PLC(a)(b)	12,082	495,459

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
United Kingdom-(continued)
Wickes Group PLC	17,099	$47,323
WPP PLC	87,519	1,363,180
		132,073,065
United States-1.21%
Amcor PLC, CDI	95,572	1,137,441
Bausch Health Cos., Inc.(a)	24,822	609,913
Carnival PLC	15,137	274,987
Cineworld Group PLC(a)(b)	266,657	143,228
Ferguson PLC	12,537	1,968,734
James Hardie Industries PLC, CDI	10,540	352,658
QIAGEN N.V.(a)	4,283	210,054
Stellantis N.V.	267,676	5,162,066
Swiss Re AG	23,865	2,577,699
Tenaris S.A.	50,996	618,318
Waste Connections, Inc.	6,601	822,504
		13,877,602
Zambia-0.05%
First Quantum Minerals Ltd.	20,883	514,111
Total Common Stocks & Other Equity Interests (Cost $1,022,609,469)		1,139,258,464
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f) (Cost $112,799)	112,799	112,799
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.69% (Cost $1,022,722,268)		1,139,371,263
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.34%
Invesco Private Government Fund, 0.02%(e)(f)(g)	21,729,961	$21,729,961
Invesco Private Prime Fund, 0.11%(e)(f)(g)	50,692,053	50,702,189
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $72,432,396)		72,432,150
TOTAL INVESTMENTS IN SECURITIES-106.03% (Cost $1,095,154,664)		1,211,803,413
OTHER ASSETS LESS LIABILITIES-(6.03)%		(68,968,601)
NET ASSETS-100.00%		$1,142,834,812

Investment Abbreviations:
BR-Bearer Shares
CDI-CREST Depository Interest
CVA-Dutch Certificates
FDR-Fiduciary Depositary Receipt
PC-Participation Certificate
Pfd.-Preferred
REIT-Real Estate Investment Trust
RSP-Registered Savings Plan Shares

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2022.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2022 was $7,650,694, which represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$25,553,924	$(25,441,125)	$-	$-	$112,799	$154
See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. ETF (PXF)—(continued)
January 31, 2022
(Unaudited)
	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$26,101,909	$52,299,068	$(56,671,016)	$-	$-	$21,729,961	$1,052*
Invesco Private Prime Fund	60,862,717	93,756,324	(103,908,116)	(247)	(8,489)	50,702,189	12,948*
Total	$86,964,626	$171,609,316	$(186,020,257)	$(247)	$(8,489)	$72,544,949	$14,154

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Australia-6.10%
Abacus Property Group	112,351	$273,415
Adbri Ltd.	106,289	220,187
ALS Ltd.	57,312	480,514
Alumina Ltd.	208,710	279,694
Ansell Ltd.	22,999	435,106
ARB Corp. Ltd.	4,790	157,730
Atlas Arteria Ltd.	88,097	408,523
AUB Group Ltd.	9,806	160,810
AusNet Services Ltd.	545,504	999,271
Austal Ltd.	109,663	155,851
Bapcor Ltd.	46,776	233,320
Beach Energy Ltd.	332,867	350,905
Bega Cheese Ltd.	49,258	177,941
Blackmores Ltd.	3,271	189,386
Breville Group Ltd.	9,497	193,452
Brickworks Ltd.	12,822	205,024
BWP Trust	84,901	239,044
carsales.com Ltd.	20,617	325,527
Charter Hall Group	41,368	493,815
Charter Hall Long Wale REIT	42,798	146,063
Charter Hall Retail REIT	103,940	296,854
Charter Hall Social Infrastructure REIT	59,388	160,673
CIMIC Group Ltd.	43,229	503,259
Cleanaway Waste Management Ltd.	228,361	465,031
Cochlear Ltd.	3,885	529,988
Collins Foods Ltd.	20,392	169,022
Coronado Global Resources, Inc., CDI(a)(b)	183,326	176,640
Corporate Travel Management Ltd.(b)	10,267	153,042
Costa Group Holdings Ltd.	58,496	115,466
Credit Corp. Group Ltd.	5,551	133,447
Cromwell Property Group	250,537	149,089
CSR Ltd.	148,829	589,618
Domino’s Pizza Enterprises Ltd.	3,356	247,290
Downer EDI Ltd.	181,705	702,509
Eagers Automotive Ltd.	47,879	436,213
EBOS Group Ltd.	7,995	204,904
Elders Ltd.	25,289	194,758
Evolution Mining Ltd.	224,877	561,797
Flight Centre Travel Group Ltd.(b)(c)	54,665	647,315
G8 Education Ltd.(b)	273,659	215,076
GrainCorp Ltd., Class A	69,625	358,773
Growthpoint Properties Australia Ltd.	64,580	180,088
GUD Holdings Ltd.	18,998	165,827
GWA Group Ltd.	72,209	128,713
Harvey Norman Holdings Ltd.	172,787	599,779
Healius Ltd.	148,808	470,239
Humm Group Ltd.(b)	157,441	92,839
IGO Ltd.	56,733	475,451
Iluka Resources Ltd.	41,008	301,631
Inghams Group Ltd.(c)	97,755	227,031
Insignia Financial Ltd.	266,379	664,416
InvoCare Ltd.	25,628	203,126
IRESS Ltd.	39,404	319,914
Link Administration Holdings Ltd.	143,563	551,842
Magellan Financial Group Ltd.(c)	10,500	139,084
McMillan Shakespeare Ltd.	15,896	126,005
Mineral Resources Ltd.	14,072	555,277
Monadelphous Group Ltd.	23,536	148,946
National Storage REIT	156,008	273,295
New Hope Corp. Ltd.(c)	147,584	236,035
NEXTDC Ltd.(b)	16,485	125,948
	Shares	Value
Australia-(continued)
nib holdings Ltd.	89,305	$394,729
Nine Entertainment Co. Holdings Ltd.	247,578	460,913
Northern Star Resources Ltd.	58,506	346,092
NRW Holdings Ltd.	219,553	246,366
Nufarm Ltd.	126,282	398,678
OceanaGold Corp.(b)	337,230	519,713
oOh!media Ltd.(b)	124,591	142,978
Orora Ltd.	214,068	523,383
OZ Minerals Ltd.	41,367	710,429
Pendal Group Ltd.	93,007	317,636
Perenti Global Ltd.	165,816	90,463
Perpetual Ltd.	15,680	365,255
Perseus Mining Ltd.	197,094	204,131
Platinum Asset Management Ltd.	59,609	104,375
Premier Investments Ltd.	13,738	282,301
Qube Holdings Ltd.	232,982	479,638
REA Group Ltd.(c)	1,925	199,168
Reece Ltd.	26,429	407,369
Regis Resources Ltd.	142,271	171,913
Resolute Mining Ltd.(b)(c)	401,863	81,090
Sandfire Resources Ltd.	65,618	312,220
Seven Group Holdings Ltd.	20,295	312,801
Shopping Centres Australasia Property Group	227,135	453,994
Southern Cross Media Group Ltd.(c)	108,754	144,774
St Barbara Ltd.	194,672	169,323
Steadfast Group Ltd.	97,733	320,622
Super Retail Group Ltd.	46,234	381,187
Sydney Airport(b)	169,117	1,032,860
Tassal Group Ltd.	79,437	197,565
TPG Telecom Ltd.	28,406	118,576
Viva Energy Group Ltd.(a)	306,803	465,428
Washington H Soul Pattinson & Co. Ltd.	14,235	274,490
Waypoint REIT Ltd.	156,812	301,267
Webjet Ltd.(b)(c)	37,165	128,617
		30,182,172
Austria-0.98%
ams-OSRAM AG(b)	24,986	417,180
AT&S Austria Technologie & Systemtechnik AG	8,020	373,821
CA Immobilien Anlagen AG	7,484	272,745
DO & Co. AG(b)	1,892	194,393
EVN AG	10,353	304,570
IMMOFINANZ AG(c)	25,952	669,703
Lenzing AG(b)	3,740	455,297
Mayr Melnhof Karton AG(c)	809	156,614
Oesterreichische Post AG(c)	11,241	471,111
S IMMO AG	10,296	263,135
S&T AG(c)	6,465	117,782
UNIQA Insurance Group AG	27,477	254,103
Verbund AG	6,091	643,486
Vienna Insurance Group AG Wiener Versicherung Gruppe	8,471	247,300
		4,841,240
Belgium-1.73%
Ackermans & van Haaren N.V.	2,748	529,038
Aedifica S.A.	2,765	331,650
Barco N.V.	13,231	272,486
Befimmo S.A.	3,264	122,008
Bekaert S.A.	6,971	324,107
bpost S.A.(b)	41,828	307,583
Cie d’Entreprises CFE	1,277	172,643
Cofinimmo S.A.	4,874	716,595
See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Belgium-(continued)
D’Ieteren Group	4,093	$711,309
Elia Group S.A./N.V.(c)	6,431	865,713
Euronav N.V.(c)	84,453	692,487
Fagron	5,948	101,947
Galapagos N.V.(b)	5,664	380,327
KBC Ancora	5,355	257,300
Melexis N.V.	1,969	205,918
Ontex Group N.V.(b)(c)	38,834	282,947
Orange Belgium S.A.(c)	4,929	107,083
Shurgard Self Storage S.A.	3,290	189,709
Sofina S.A.	1,855	737,599
Telenet Group Holding N.V.	17,344	664,128
Warehouses De Pauw C.V.A.	13,252	568,842
		8,541,419
Bermuda-0.00%
Brightoil Petroleum Holdings Ltd.(b)(d)	160,687	0
Burkina Faso-0.07%
Endeavour Mining PLC	14,747	328,381
Cambodia-0.03%
NagaCorp Ltd.	159,898	127,138
Canada-9.60%
Advantage Energy Ltd.(b)	112,879	610,637
Aecon Group, Inc.	22,845	311,833
Ag Growth International, Inc.	6,923	184,806
Alamos Gold, Inc., Class A	62,977	429,321
Altus Group Ltd.	4,224	202,631
Aritzia, Inc.(b)	6,677	309,595
Artis REIT	30,407	290,490
ATS Automation Tooling Systems, Inc.(b)	11,053	451,054
Aurora Cannabis, Inc.(c)	31,678	132,261
AutoCanada, Inc.	15,691	465,992
B2Gold Corp.	153,655	553,342
Badger Infrastructure Solutions Ltd.	5,487	132,839
Baytex Energy Corp.(b)	332,108	1,232,544
Birchcliff Energy Ltd.	120,670	594,906
BlackBerry Ltd.(b)	56,075	461,192
Boardwalk REIT, Class E	15,004	659,949
Bombardier, Inc., Class A(b)(c)	24,622	33,493
Bombardier, Inc., Class B(b)	1,137,168	1,511,098
Boralex, Inc., Class A	7,508	195,109
Boyd Group Services, Inc.	1,752	264,770
Brookfield Infrastructure Corp., Class A	9,768	647,539
BRP, Inc.	4,579	380,383
Canaccord Genuity Group, Inc.	18,334	218,832
Canadian Western Bank(c)	27,011	820,439
Canfor Corp.(b)	25,739	584,481
Canopy Growth Corp.(b)(c)	10,423	83,758
Capstone Mining Corp.(b)	50,197	213,529
Cascades, Inc.	31,652	316,570
Celestica, Inc.(b)	37,613	468,166
Centerra Gold, Inc.	40,338	325,419
Chartwell Retirement Residences	50,552	494,072
Chemtrade Logistics Income Fund	46,695	267,657
Choice Properties REIT	46,881	534,867
Chorus Aviation, Inc.(b)	66,145	188,272
Cineplex, Inc.(b)(c)	53,288	543,439
Cogeco Communications, Inc.	2,571	210,928
Cogeco, Inc.	3,431	221,054
Colliers International Group, Inc.	3,478	507,124
Cominar REIT, Class U	41,395	380,490
Corus Entertainment, Inc., Class B	81,154	320,966
	Shares	Value
Canada-(continued)
Crombie REIT(c)	21,073	$286,817
Cronos Group, Inc.(b)	13,762	50,966
CT REIT	15,315	204,112
Descartes Systems Group, Inc. (The)(b)	4,126	300,026
Dollarama, Inc.	20,241	1,043,880
Dorel Industries, Inc., Class B(b)	19,285	379,392
Dream Industrial REIT	26,487	328,432
Dream Office REIT	14,738	284,840
DREAM Unlimited Corp.	8,041	253,091
Dundee Precious Metals, Inc.	22,627	132,901
ECN Capital Corp.	29,804	125,140
Element Fleet Management Corp.	77,603	790,186
Enerflex Ltd.	22,832	129,258
Enerplus Corp.	111,494	1,290,448
Equitable Group, Inc.	4,920	272,964
Exchange Income Corp.	9,157	305,281
Extendicare, Inc.(c)	26,302	150,143
Fiera Capital Corp.	22,283	175,909
First Majestic Silver Corp.	7,227	73,361
FirstService Corp.	1,953	311,255
Fortuna Silver Mines, Inc.(b)	23,613	80,208
Freehold Royalties Ltd.(c)	29,233	302,260
GFL Environmental, Inc.	10,411	341,849
Granite REIT	9,431	715,445
Home Capital Group, Inc.(b)	17,309	490,227
Hudbay Minerals, Inc.	63,076	452,810
IAMGOLD Corp.(b)	214,416	522,637
IGM Financial, Inc.	24,976	877,047
Innergex Renewable Energy, Inc.	13,622	199,756
Interfor Corp.	19,588	583,420
InterRent REIT(c)	20,600	258,188
Intertape Polymer Group, Inc.	15,934	321,361
Ivanhoe Mines Ltd., Class A(b)(c)	31,794	272,241
Kelt Exploration Ltd.(b)	66,658	290,364
Killam Apartment REIT(c)	26,110	448,990
Kirkland Lake Gold Ltd.	16,306	613,879
Labrador Iron Ore Royalty Corp.	6,872	211,542
Laurentian Bank of Canada	20,119	699,846
LifeWorks, Inc.	9,573	207,222
Maple Leaf Foods, Inc.	24,853	604,226
Martinrea International, Inc.	24,306	200,288
Mullen Group Ltd.	29,013	267,819
New Gold, Inc.(b)	146,697	231,845
NFI Group, Inc.	27,090	406,840
North West Co., Inc. (The)	15,333	422,568
NorthWest Healthcare Properties REIT(c)	37,261	392,005
Osisko Gold Royalties Ltd.(c)	19,101	210,865
Pan American Silver Corp.	18,152	392,642
Paramount Resources Ltd., Class A	22,369	439,536
Pason Systems, Inc.	26,507	262,819
Peyto Exploration & Development Corp.	51,935	406,725
PrairieSky Royalty Ltd.	49,370	635,079
Precision Drilling Corp.(b)	15,921	691,771
Premium Brands Holdings Corp.	5,013	472,920
Pretium Resources, Inc.(b)	25,874	351,144
Richelieu Hardware Ltd.	6,499	255,402
Ritchie Bros. Auctioneers, Inc.	11,493	700,171
Russel Metals, Inc.	19,946	497,474
Sandstorm Gold Ltd.	20,495	122,957
Secure Energy Services, Inc.	63,698	302,513
ShawCor Ltd.	82,365	382,747
Shopify, Inc., Class A(b)	434	418,695

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Canada-(continued)
Sienna Senior Living, Inc.(c)	24,492	$284,629
Sierra Wireless, Inc.(b)	10,039	147,530
Sleep Country Canada Holdings, Inc.(a)	8,395	236,642
SSR Mining, Inc.	25,128	413,531
Stantec, Inc.	20,331	1,077,936
Stelco Holdings, Inc.	9,481	274,262
Stella-Jones, Inc.	13,288	416,360
Summit Industrial Income REIT	14,821	251,717
SunOpta, Inc.(b)	12,245	64,123
Superior Plus Corp.	52,023	528,493
Tamarack Valley Energy Ltd.	87,078	337,549
Torex Gold Resources, Inc.(b)	25,157	246,467
Toromont Industries Ltd.	9,660	814,925
TransAlta Renewables, Inc.(c)	15,186	207,407
Transcontinental, Inc., Class A	24,864	412,510
Tricon Residential, Inc.	36,776	538,714
Wajax Corp.	9,096	164,641
Westshore Terminals Investment Corp.	14,127	299,802
Winpak Ltd.	5,595	165,853
		47,485,683
China-1.32%
Budweiser Brewing Co. APAC Ltd.(a)	156,149	411,522
CapitaLand China Trust	200,975	175,583
Chow Tai Fook Jewellery Group Ltd.	267,253	467,497
ESR Cayman Ltd.(a)(b)	110,557	373,761
FIH Mobile Ltd.(b)(c)	3,767,768	578,595
GCL New Energy Holdings Ltd.(b)	3,313,113	73,987
Kerry Logistics Network Ltd.	59,000	147,699
Lee & Man Paper Manufacturing Ltd.	277,969	190,087
Minth Group Ltd.	129,321	599,385
MMG Ltd.(b)	659,511	213,419
Nexteer Automotive Group Ltd.(c)	257,304	282,335
SITC International Holdings Co. Ltd.	156,879	595,420
Sun Art Retail Group Ltd.	618,535	227,161
Uni-President China Holdings Ltd.	260,423	247,152
VSTECS Holdings Ltd.	213,326	210,657
Want Want China Holdings Ltd.	1,048,186	1,025,663
Wharf Holdings Ltd. (The)	204,252	696,770
		6,516,693
Colombia-0.20%
Gran Tierra Energy, Inc.(b)(c)	287,298	259,783
Parex Resources, Inc.	35,033	744,844
		1,004,627
Denmark-1.33%
D/S Norden A/S	10,808	245,398
Demant A/S(b)	8,550	377,385
Dfds A/S(b)	9,594	467,151
Drilling Co. of 1972 A/S (The)(b)(c)	9,442	367,741
FLSmidth & Co. A/S(c)	19,176	643,835
Genmab A/S(b)	1,438	487,475
GN Store Nord A/S(c)	5,757	347,453
H Lundbeck A/S(c)	10,231	259,658
Matas A/S	12,648	210,759
NKT A/S(b)(c)	6,380	267,873
Ringkjoebing Landbobank A/S	1,944	255,215
Rockwool International A/S, Class B	1,005	383,491
Royal Unibrew A/S	5,237	599,839
Scandinavian Tobacco Group A/S(a)	16,542	355,790
Schouw & Co. A/S	1,622	136,626
SimCorp A/S(c)	2,033	188,877
	Shares	Value
Denmark-(continued)
Sydbank A/S	11,226	$394,876
Topdanmark A/S	10,117	577,238
		6,566,680
Egypt-0.11%
Centamin PLC	461,244	551,876
Faroe Islands-0.08%
Bakkafrost P/F	5,691	392,013
Finland-1.10%
Cargotec OYJ, Class B(c)	11,404	569,875
Citycon OYJ	22,377	178,920
Finnair OYJ(b)(c)	413,828	306,026
Kemira OYJ	27,627	406,033
Kojamo OYJ(c)	37,622	860,150
Konecranes OYJ(c)	17,783	714,987
Metsa Board OYJ	34,676	373,407
Metso Outotec OYJ	13,775	146,876
Neles OYJ	26,172	366,215
Sanoma OYJ	10,099	152,177
TietoEVRY OYJ(c)	21,953	652,573
Tokmanni Group Corp.	10,356	215,695
Uponor OYJ	11,750	259,836
YIT OYJ(c)	45,245	224,142
		5,426,912
France-3.34%
Adevinta ASA, Class B(b)	10,897	114,035
Albioma S.A.	4,638	180,253
ALD S.A.(a)(c)	13,673	203,773
Alten S.A.	5,231	850,610
BioMerieux	2,890	337,711
Bollore S.A.	130,471	702,363
CGG S.A.(b)	652,951	537,761
Cie Plastic Omnium S.A.	19,840	460,159
Coface S.A.(b)	27,564	364,402
Dassault Aviation S.A.	5,252	620,454
Derichebourg S.A.(b)	39,740	499,577
Elior Group S.A.(a)(b)	78,328	471,104
Eramet S.A.(b)	3,942	406,805
Fnac Darty S.A.	8,289	490,287
Gaztransport Et Technigaz S.A.	2,907	266,718
Imerys S.A.	13,629	623,339
Ipsen S.A.	5,196	504,635
Ipsos	6,173	280,898
JCDecaux S.A.(b)	27,652	752,009
Kaufman & Broad S.A.	2,977	117,848
La Francaise des Jeux SAEM(a)	9,695	399,789
Lagardere S.A.(b)	16,069	435,607
Maisons du Monde S.A.(a)(c)	13,855	315,295
Mercialys S.A.	39,234	432,845
Metropole Television S.A.	13,936	271,266
Nexans S.A.	9,172	825,446
Nexity S.A.	14,790	616,390
Quadient S.A.	9,447	193,058
Remy Cointreau S.A.(c)	2,054	427,369
Sartorius Stedim Biotech	381	166,445
SMCP S.A.(a)(b)	24,087	197,997
Societe BIC S.A.	8,188	463,527
SOITEC(b)	725	131,667
Sopra Steria Group SACA	3,349	588,309
Tarkett S.A.(b)	3,102	60,158
Television Francaise 1	44,517	423,350

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
France-(continued)
Trigano S.A.	1,273	$241,252
Vallourec S.A.(b)(c)	36,450	321,582
Verallia S.A.(a)	7,157	224,377
Vicat S.A.	2,991	123,671
Virbac S.A.	581	232,993
Wendel SE	6,087	660,438
		16,537,572
Germany-4.60%
1&1 AG	17,612	465,541
Aareal Bank AG(c)	30,135	966,295
ADLER Group S.A.(a)(c)	13,035	153,509
ADVA Optical Networking SE(b)(c)	14,902	247,570
AIXTRON SE	6,505	132,498
alstria office REIT-AG	13,685	298,787
Bechtle AG	9,110	540,574
Bilfinger SE	13,651	469,746
CANCOM SE	4,997	300,106
Carl Zeiss Meditec AG, BR	1,727	274,036
CECONOMY AG(b)	92,145	406,794
CompuGroup Medical SE & Co. KGaA	1,476	97,173
CTS Eventim AG & Co. KGaA(b)	5,230	367,112
Deutsche EuroShop AG	28,240	529,090
Deutsche Pfandbriefbank AG(a)	70,464	861,409
Deutz AG(b)	42,548	288,086
DIC Asset AG	13,099	224,334
Draegerwerk AG & Co. KGaA	1,180	64,906
Draegerwerk AG & Co. KGaA, Preference Shares	3,674	211,488
Duerr AG	18,603	811,946
DWS Group GmbH & Co. KGaA(a)	12,052	481,224
ElringKlinger AG(b)	14,270	167,257
Encavis AG(c)	8,038	124,977
Evotec SE(b)	4,549	181,855
Fielmann AG	3,712	234,689
Gerresheimer AG	5,812	517,311
Grand City Properties S.A.	30,981	679,693
GRENKE AG	7,596	237,742
Hamborner REIT AG	13,746	150,619
Hamburger Hafen und Logistik AG	5,938	127,183
Heidelberger Druckmaschinen AG(b)	132,506	409,226
HelloFresh SE(b)	2,140	140,434
Hornbach Baumarkt AG	4,554	242,924
Hornbach Holding AG & Co. KGaA	5,232	794,131
Instone Real Estate Group SE(a)	4,753	83,971
Jenoptik AG	9,027	327,981
JOST Werke AG(a)	2,401	119,907
Jungheinrich AG, Preference Shares	12,485	527,861
Kloeckner & Co. SE, (Acquired 03/16/2018 - 01/25/2022; Cost $424,985)(b)(e)	37,668	420,625
Krones AG	3,329	326,907
Leoni AG(b)	33,906	366,198
Nordex SE(b)(c)	16,724	263,010
Norma Group SE	8,920	322,682
PATRIZIA AG	5,298	114,542
Puma SE	7,279	768,649
Rational AG	199	165,034
SAF-Holland SE(b)	20,846	261,258
Salzgitter AG(b)	23,435	794,900
Sartorius AG, Preference Shares	573	306,088
Schaeffler AG, Preference Shares	66,609	487,960
Scout24 SE(a)	6,640	392,259
Siltronic AG	3,047	396,220
Sirius Real Estate Ltd.	140,981	245,583
	Shares	Value
Germany-(continued)
Software AG	9,746	$372,333
Softwareone Holding AG	17,012	331,441
Stabilus S.A.	3,988	265,392
Stroeer SE & Co. KGaA	3,999	297,215
Suedzucker AG	42,247	586,303
Talanx AG	15,497	732,710
Traton SE	17,689	420,487
Wacker Chemie AG	4,266	612,837
Wacker Neuson SE	9,424	233,724
		22,744,342
Ghana-0.09%
Tullow Oil PLC(b)	664,731	446,507
Hong Kong-1.76%
ASM Pacific Technology Ltd.	50,936	506,768
Bank of East Asia Ltd. (The)	57,759	98,369
Cafe de Coral Holdings Ltd.	75,627	128,218
Cathay Pacific Airways Ltd.(b)(c)	408,259	339,732
CK Infrastructure Holdings Ltd.	112,993	696,752
Cowell e Holdings, Inc.(b)	247,188	281,782
Dairy Farm International Holdings Ltd.	90,065	240,720
Fortune REIT	166,805	172,147
Guotai Junan International Holdings Ltd.	723,430	97,804
Haitong International Securities Group Ltd.	707,716	163,383
Hang Lung Group Ltd.	53,248	118,138
Hang Lung Properties Ltd.	269,780	577,419
HKBN Ltd.	129,933	163,300
Hongkong Land Holdings Ltd.	141,733	768,179
Huabao International Holdings Ltd.(c)	168,190	104,138
Hutchison Port Holdings Trust, Class U	701,478	164,847
Hysan Development Co. Ltd.	73,893	226,487
Johnson Electric Holdings Ltd., H Shares	58,806	99,851
Kerry Properties Ltd.	143,208	404,047
Man Wah Holdings Ltd.	115,788	177,894
Mapletree North Asia Commercial Trust(a)	434,530	348,465
Melco International Development Ltd.(b)	189,218	223,908
NWS Holdings Ltd.	300,677	299,136
Pacific Basin Shipping Ltd.	813,899	346,698
PCCW Ltd.	766,471	403,518
Sino Land Co. Ltd.	266,891	345,843
Swire Properties Ltd.	163,092	435,541
Value Partners Group Ltd.	278,258	137,610
Vitasoy International Holdings Ltd.(c)	69,841	136,371
VTech Holdings Ltd.	36,348	286,913
Yue Yuen Industrial Holdings Ltd.(b)	136,711	231,029
		8,725,007
Indonesia-0.03%
First Resources Ltd.	130,926	159,766
Iraq-0.04%
Gulf Keystone Petroleum Ltd.	60,831	180,367
Ireland-0.27%
C&C Group PLC(b)	69,901	209,735
Dalata Hotel Group PLC	40,147	191,861
Glanbia PLC(c)	33,202	456,986
Greencore Group PLC(b)(c)	155,093	257,707
Hibernia REIT PLC	156,669	223,296
		1,339,585
Israel-2.32%
Airport City Ltd.(b)	11,682	282,858
Alony Hetz Properties & Investments Ltd.	20,894	388,975

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Israel-(continued)
Amot Investments Ltd.	27,705	$233,801
Azrieli Group Ltd.	6,679	600,786
Bezeq The Israeli Telecommunication Corp. Ltd.(b)	518,638	888,029
Clal Insurance Enterprises Holdings Ltd.(b)	10,570	246,921
Delek Group Ltd.(b)	8,868	985,659
Elbit Systems Ltd.	4,769	791,477
Fattal Holdings 1998 Ltd.(b)(c)	1,377	165,013
First International Bank of Israel Ltd. (The)(c)	10,850	449,194
Formula Systems 1985 Ltd.	1,663	186,262
Gazit-Globe Ltd.	21,410	220,652
Harel Insurance Investments & Financial Services Ltd.	19,120	220,777
ICL Group Ltd.	124,306	1,119,649
Isracard Ltd.	51,281	283,177
Israel Corp. Ltd. (The)(b)(c)	753	306,013
Melisron Ltd.(b)	4,681	409,438
Mivne Real Estate KD Ltd.(c)	109,397	466,535
Nice Ltd.(b)	2,854	728,616
Phoenix Holdings Ltd. (The)	26,068	309,401
Plus500 Ltd.	30,687	606,894
Shikun & Binui Ltd.(b)	40,553	261,056
Shufersal Ltd.	38,116	357,358
Strauss Group Ltd.	5,815	192,292
Tower Semiconductor Ltd.(b)	22,840	783,431
		11,484,264
Italy-3.05%
ACEA S.p.A.	15,336	308,829
Amplifon S.p.A.(c)	6,190	261,613
Anima Holding S.p.A.(a)	101,048	509,326
Autogrill S.p.A.(b)	110,824	828,968
Banca Generali S.p.A.(c)	13,439	540,152
Banca Mediolanum S.p.A.	73,115	707,773
Banca Monte dei Paschi di Siena S.p.A.(b)(c)	211,902	218,502
Banca Popolare di Sondrio SCPA	62,791	262,492
BFF Bank S.p.A.(a)	43,286	331,268
Brembo S.p.A.	33,332	441,146
Buzzi Unicem S.p.A.	27,529	571,832
Danieli & C. Officine Meccaniche S.p.A.(c)	3,018	82,145
Danieli & C. Officine Meccaniche S.p.A., RSP	10,736	191,733
Davide Campari-Milano N.V.	41,019	511,861
De Longhi S.p.A.	10,640	365,245
DiaSorin S.p.A.(c)	1,102	169,467
Enav S.p.A.(a)(b)	72,067	330,380
ERG S.p.A.	13,879	404,131
Esprinet S.p.A.	22,580	307,435
Fincantieri S.p.A.(c)	156,017	99,135
Infrastrutture Wireless Italiane S.p.A.(a)	24,983	268,709
Interpump Group S.p.A.	8,589	527,470
Iren S.p.A.	216,364	650,412
Maire Tecnimont S.p.A.(c)	115,628	549,527
MARR S.p.A.	10,904	231,680
MFE-MediaForEurope N.V., Class A(b)	119,506	98,867
MFE-MediaForEurope N.V., Class B	119,506	150,980
Moncler S.p.A.(c)	11,259	717,067
Nexi S.p.A.(a)(b)	24,054	351,230
OVS S.p.A.(a)(b)	141,286	391,462
Piaggio & C S.p.A.	54,771	175,025
PRADA S.p.A.	72,971	445,906
Recordati Industria Chimica e Farmaceutica S.p.A.	11,476	639,105
Reply S.p.A.	1,686	282,016
Salvatore Ferragamo S.p.A.(b)(c)	15,332	327,267
Saras S.p.A.(b)(c)	650,320	405,862
	Shares	Value
Italy-(continued)
Societa Cattolica Di Assicurazione S.p.A.(b)(c)	12,561	$79,829
Technogym S.p.A.(a)(c)	13,182	111,907
Tods S.p.A.(b)(c)	4,990	269,884
Unieuro S.p.A.(a)(c)	20,481	435,768
UnipolSai Assicurazioni S.p.A.	133,581	387,646
Webuild S.p.A.(c)	83,210	173,258
Webuild S.p.A., Wts., expiring 08/02/2030	6,553	0
		15,114,310
Japan-25.88%
77 Bank Ltd. (The)	12,271	162,210
ABC-Mart, Inc.	6,395	292,608
Acom Co. Ltd.(c)	75,082	210,414
Activia Properties, Inc.	65	219,158
Adastria Co. Ltd.(c)	13,766	206,350
ADEKA Corp.	13,486	292,076
Advance Residence Investment Corp.(c)	100	294,516
Aeon Delight Co. Ltd.(c)	6,069	164,553
Aeon Mall Co. Ltd.(c)	43,880	634,554
AEON REIT Investment Corp.(c)	166	210,805
Aica Kogyo Co. Ltd.(c)	7,317	201,590
Aiful Corp.(c)	116,625	350,931
Ain Holdings, Inc.	6,587	338,459
Alfresa Holdings Corp.	31,442	448,431
Alpen Co. Ltd.(c)	7,565	131,646
Amano Corp.	12,172	244,860
Anritsu Corp.(c)	16,182	222,584
AOKI Holdings, Inc.(c)	21,361	109,097
Aoyama Trading Co. Ltd.(b)	59,459	350,506
Arcland Sakamoto Co. Ltd.(c)	11,666	159,063
Arcs Co. Ltd.(c)	10,842	203,816
Ariake Japan Co. Ltd.	2,623	139,183
As One Corp.	2,063	102,031
Asahi Holdings, Inc.	16,722	322,820
Asahi Intecc Co. Ltd.	6,097	103,804
ASKUL Corp.	10,853	132,110
Autobacs Seven Co. Ltd.	17,791	215,183
Avex, Inc.	16,148	180,707
Azbil Corp.	15,815	622,055
Bank of Kyoto Ltd. (The)	9,377	436,876
Belc Co. Ltd.	2,682	125,901
Bell System24 Holdings, Inc.	7,844	96,934
Belluna Co. Ltd.	19,510	122,832
Benesse Holdings, Inc.	34,589	674,026
Bic Camera, Inc.(c)	30,373	264,846
BML, Inc.	3,895	118,080
Calbee, Inc.	16,434	377,909
Canon Marketing Japan, Inc.	13,204	270,077
Capcom Co. Ltd.	8,858	213,416
Cawachi Ltd.	5,660	113,718
Chiba Bank Ltd. (The)	105,634	683,212
Chiyoda Corp.(b)(c)	69,147	203,961
Chugoku Electric Power Co., Inc. (The)(c)	62,547	492,631
Chugoku Marine Paints Ltd.	17,921	142,777
Citizen Watch Co. Ltd.	136,865	583,783
CKD Corp.(c)	12,040	222,392
Coca-Cola Bottlers Japan Holdings, Inc.	34,670	405,694
Colowide Co. Ltd.(c)	13,856	199,540
Comforia Residential REIT, Inc.(c)	47	126,046
Concordia Financial Group Ltd.(c)	183,707	754,142
Cosmo Energy Holdings Co. Ltd.	21,966	437,700
Cosmos Pharmaceutical Corp.	2,804	351,092
Create SD Holdings Co. Ltd.	5,283	142,671

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Japan-(continued)
CyberAgent, Inc.(c)	35,169	$409,295
Daibiru Corp.(c)	4,753	90,954
Daicel Corp.	103,932	765,648
Daido Steel Co. Ltd.	5,906	226,493
Daihen Corp.	5,240	186,900
Daiho Corp.(c)	6,806	216,909
Daiichikosho Co. Ltd.(c)	8,437	238,938
Daio Paper Corp.(c)	16,228	263,778
Daiseki Co. Ltd.	8,082	324,887
Daiwa House REIT Investment Corp.	159	473,279
Daiwa Office Investment Corp.	28	174,719
Daiwa Securities Living Investments Corp.	163	159,077
Daiwabo Holdings Co. Ltd.	35,774	510,769
DCM Holdings Co. Ltd.(c)	49,151	465,973
DeNA Co. Ltd.	19,335	300,362
Dexerials Corp.	13,728	378,383
DIC Corp.	20,661	527,189
DMG Mori Co. Ltd.	46,141	731,460
Doutor Nichires Holdings Co. Ltd.(c)	11,431	159,045
Dowa Holdings Co. Ltd.	13,088	567,534
DTS Corp.	8,863	189,224
Duskin Co. Ltd.	6,039	144,915
DyDo Group Holdings, Inc.(c)	3,974	163,840
Earth Corp.	3,660	186,647
EDION Corp.(c)	27,630	257,448
Elecom Co. Ltd.	5,933	71,560
Exedy Corp.(c)	21,723	318,559
EXEO Group, Inc.	26,255	533,823
Ezaki Glico Co. Ltd.	10,150	329,332
Fancl Corp.	4,692	119,723
FCC Co. Ltd.	14,512	186,473
Financial Products Group Co. Ltd.(c)	25,871	148,346
Food & Life Cos. Ltd.	7,215	216,415
FP Corp.	7,561	242,792
Frontier Real Estate Investment Corp.	44	185,196
Fuji Corp.	17,667	408,037
Fuji Media Holdings, Inc.	32,756	330,863
Fuji Oil Holdings, Inc.	10,650	215,233
Fuji Seal International, Inc.	8,595	161,534
Fuji Soft, Inc.	4,905	205,304
Fujikura Ltd.(b)	155,227	840,260
Fujitec Co. Ltd.	8,284	196,727
Fujitsu General Ltd.	11,144	226,545
Fukuoka Financial Group, Inc.(c)	40,985	804,574
Fukuoka REIT Corp.	101	141,739
Fukuyama Transporting Co. Ltd.	3,323	104,700
Fuyo General Lease Co. Ltd.	2,613	172,855
Geo Holdings Corp.	14,253	140,731
GLOBERIDE, Inc.(c)	7,298	175,056
Glory Ltd.	12,203	229,418
GLP J-Reit	206	331,529
GMO internet, Inc.	6,898	147,601
GOLDWIN, Inc.	2,557	133,057
GungHo Online Entertainment, Inc.(b)	8,644	181,001
Gunma Bank Ltd. (The)	58,375	191,729
Gunze Ltd.	3,814	132,401
H.I.S. Co. Ltd.(b)(c)	20,300	335,452
H.U. Group Holdings, Inc.	20,013	506,945
H2O Retailing Corp.(c)	34,023	235,538
Hachijuni Bank Ltd. (The)	73,281	270,135
Hakuhodo DY Holdings, Inc.(c)	34,495	528,155
Hamamatsu Photonics K.K.	8,700	444,981
	Shares	Value
Japan-(continued)
Hanwa Co. Ltd.(c)	9,772	$269,228
Hazama Ando Corp.	42,772	326,864
Heiwa Corp.	15,119	241,229
Heiwa Real Estate Co. Ltd.(c)	6,493	221,344
Heiwado Co. Ltd.(c)	6,961	117,137
Hikari Tsushin, Inc.	3,696	442,953
Hirata Corp.	2,285	114,933
Hirogin Holdings, Inc.(c)	27,189	158,050
Hisamitsu Pharmaceutical Co., Inc.(c)	7,747	237,023
Hitachi Transport System Ltd.	12,339	566,499
Hitachi Zosen Corp.(c)	99,099	658,565
Hogy Medical Co. Ltd.	5,824	156,153
Hokkaido Electric Power Co., Inc.	68,408	297,089
Hokuetsu Corp.	29,871	197,206
Hokuhoku Financial Group, Inc.	16,157	127,182
Hokuriku Electric Power Co.(c)	32,206	158,544
Hokuto Corp.	6,652	112,433
Horiba Ltd.	10,143	546,574
Hoshizaki Corp.	7,498	555,007
Hosiden Corp.	23,180	231,403
House Foods Group, Inc.	9,330	239,865
Hulic Reit, Inc.	106	151,974
Ibiden Co. Ltd.	16,936	944,244
IDOM, Inc.	32,226	185,939
Inaba Denki Sangyo Co. Ltd.	8,122	188,190
Industrial & Infrastructure Fund Investment Corp.(c)	101	169,519
INFRONEER Holdings, Inc.(c)	63,071	576,383
Internet Initiative Japan, Inc.	11,983	396,083
Invincible Investment Corp.(c)	596	187,441
IRISO Electronics Co. Ltd.	3,309	134,768
Ito En Ltd.	9,845	531,385
Itochu Techno-Solutions Corp.	15,902	433,292
Itoham Yonekyu Holdings, Inc.	22,347	130,973
Iyo Bank Ltd. (The)	30,829	159,871
Izumi Co. Ltd.(c)	10,338	286,637
JAFCO Group Co. Ltd.	18,147	290,602
Japan Airport Terminal Co. Ltd.(b)	7,781	336,760
Japan Aviation Electronics Industry Ltd.	20,166	321,898
Japan Display, Inc.(b)(c)	423,948	136,134
Japan Excellent, Inc.	158	180,865
Japan Hotel REIT Investment Corp.	499	242,419
Japan Lifeline Co. Ltd.	12,822	112,305
Japan Logistics Fund, Inc.(c)	59	162,829
Japan Petroleum Exploration Co. Ltd.(c)	11,795	280,173
Japan Prime Realty Investment Corp.	81	264,013
Japan Real Estate Investment Corp.	105	575,952
Japan Steel Works Ltd. (The)	18,156	603,714
Jeol Ltd.	4,521	247,108
JVCKenwood Corp.(c)	99,414	152,532
Kadokawa Corp.(c)	12,330	255,356
Kagome Co. Ltd.	12,919	335,832
Kakaku.com, Inc.	8,095	167,293
Kaken Pharmaceutical Co. Ltd.	10,807	385,253
Kamigumi Co. Ltd.	36,157	697,447
Kanamoto Co. Ltd.	9,535	185,785
Kandenko Co. Ltd.	30,237	224,884
Kaneka Corp.	12,858	419,033
Kanematsu Corp.	12,524	135,732
Kanto Denka Kogyo Co. Ltd.	18,160	173,766
Keihan Holdings Co. Ltd.	10,929	253,117
Keikyu Corp.(c)	32,349	330,956

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Japan-(continued)
Kenedix Office Investment Corp.	44	$265,776
Kenedix Residential Next Investment Corp.(c)	84	146,345
Kenedix Retail REIT Corp.	66	153,967
Kewpie Corp.	20,804	427,860
KH Neochem Co. Ltd.	7,849	202,831
Kinden Corp.	26,025	371,821
Kintetsu World Express, Inc.(c)	15,510	386,543
Kissei Pharmaceutical Co. Ltd.	6,396	128,464
KNT-CT Holdings Co. Ltd.(b)(c)	14,002	163,500
Kobayashi Pharmaceutical Co. Ltd.(c)	4,778	372,792
Koei Tecmo Holdings Co. Ltd.	4,463	160,637
Kohnan Shoji Co. Ltd.	16,163	479,548
Kokuyo Co. Ltd.	18,981	277,360
Komeri Co. Ltd.	12,455	290,270
Konami Holdings Corp.(c)	10,870	585,378
Kose Corp.	2,991	273,169
Kumagai Gumi Co. Ltd.	10,298	262,420
Kumiai Chemical Industry Co. Ltd.	18,389	126,695
Kureha Corp.	6,901	514,098
Kusuri no Aoki Holdings Co. Ltd.	2,476	147,523
KYB Corp.	6,333	164,690
KYORIN Holdings, Inc.	9,535	151,287
Kyoritsu Maintenance Co. Ltd.(c)	6,366	226,791
Kyudenko Corp.	7,613	194,504
Kyushu Financial Group, Inc.(c)	44,037	169,737
LaSalle Logiport REIT	87	138,820
Leopalace21 Corp.(b)	318,711	468,179
Life Corp.(c)	9,980	268,435
Lintec Corp.	10,673	247,465
M3, Inc.	4,273	163,570
Mabuchi Motor Co. Ltd.	13,782	433,848
Macnica Fuji Electronics Holdings, Inc.	10,067	222,752
Makino Milling Machine Co. Ltd.(c)	9,242	318,339
Mandom Corp.	10,990	131,729
Maruha Nichiro Corp., Class C	10,455	223,361
Maruichi Steel Tube Ltd.(c)	22,297	493,657
Matsui Securities Co. Ltd.(c)	20,712	144,525
Maxell Ltd.	13,895	148,726
MCJ Co. Ltd.	19,498	167,055
Mebuki Financial Group, Inc.	320,114	713,546
Medipal Holdings Corp.	35,588	639,980
Megmilk Snow Brand Co. Ltd.	10,899	193,911
Meidensha Corp.(c)	19,358	410,847
Meitec Corp.	4,993	291,983
Menicon Co. Ltd.	4,468	98,950
Mirait Holdings Corp.	18,677	309,967
Mitsubishi Logistics Corp.	14,978	361,781
Mitsui E&S Holdings Co. Ltd.(b)(c)	95,349	290,310
Miura Co. Ltd.	6,339	187,379
Mixi, Inc.(c)	21,506	398,029
Mizuho Leasing Co. Ltd.	4,944	137,847
Modec, Inc.	9,444	93,928
Monex Group, Inc.	19,531	99,033
Mori Hills REIT Investment Corp.(c)	142	174,042
Mori Trust Sogo Reit, Inc.	121	146,473
Morinaga & Co. Ltd.(c)	8,678	276,535
Morinaga Milk Industry Co. Ltd.	10,217	493,923
MOS Food Services, Inc.	4,693	123,581
Musashi Seimitsu Industry Co. Ltd.	15,836	238,006
Nachi-Fujikoshi Corp.	3,908	145,701
Nagoya Railroad Co. Ltd.(b)	28,717	453,510
Nankai Electric Railway Co. Ltd.	13,495	267,295
	Shares	Value
Japan-(continued)
NEC Networks & System Integration Corp.(c)	14,883	$214,670
NET One Systems Co. Ltd.	11,964	283,874
Nexon Co. Ltd.	20,926	394,749
NHK Spring Co. Ltd.(c)	27,501	216,027
Nichias Corp.	9,444	214,663
Nichicon Corp.(c)	20,747	217,399
Nichiha Corp.	5,205	128,300
Nichi-iko Pharmaceutical Co. Ltd.(c)	26,803	170,905
Nifco, Inc.	16,185	471,634
Nihon Kohden Corp.	15,302	405,967
Nihon M&A Center Holdings, Inc.	5,969	93,915
Nihon Unisys Ltd.	13,634	359,115
Nikkiso Co. Ltd.	16,766	123,125
Nikkon Holdings Co. Ltd.	8,108	152,918
Nippon Accommodations Fund, Inc.	37	199,731
Nippon Building Fund, Inc.	112	646,979
Nippon Carbon Co. Ltd.	3,749	130,374
Nippon Chemi-Con Corp.(b)	11,158	158,197
Nippon Denko Co. Ltd.(c)	47,925	126,884
Nippon Gas Co. Ltd.(c)	21,476	299,977
Nippon Kayaku Co. Ltd.	41,308	409,734
Nippon Light Metal Holdings Co. Ltd.	14,767	224,907
Nippon Paint Holdings Co. Ltd.(c)	39,939	318,964
Nippon Paper Industries Co. Ltd.(c)	35,987	363,613
Nippon Prologis REIT, Inc.	109	339,837
NIPPON REIT Investment Corp.	43	144,652
Nippon Sanso Holdings Corp.	35,954	712,923
Nippon Sheet Glass Co. Ltd.(b)	72,100	315,901
Nippon Shinyaku Co. Ltd.	5,415	354,208
Nippon Shokubai Co. Ltd.	8,381	393,673
Nippon Soda Co. Ltd.	4,570	130,380
Nippon Steel Trading Corp.	3,825	172,343
Nippon Suisan Kaisha Ltd.	115,681	541,472
Nippon Television Holdings, Inc.	14,270	148,944
Nippon Thompson Co. Ltd.	29,652	158,248
Nipro Corp.	29,734	275,347
Nishimatsu Construction Co. Ltd.	25,340	841,173
Nishimatsuya Chain Co. Ltd.(c)	12,090	154,036
Nishi-Nippon Railroad Co. Ltd.	6,128	136,628
Nishio Rent All Co. Ltd.	5,632	137,829
Nissha Co. Ltd.(c)	12,064	153,631
Nisshin Seifun Group, Inc.	41,003	575,392
Nisshinbo Holdings, Inc.	48,262	401,019
Nissin Electric Co. Ltd.	15,081	190,756
Nitto Boseki Co. Ltd.	5,505	131,357
Noevir Holdings Co. Ltd.	3,003	135,884
NOF Corp.	9,029	412,740
Nojima Corp.	7,071	142,659
NOK Corp.	26,812	286,513
Nomura Co. Ltd.(c)	20,679	165,733
Nomura Real Estate Master Fund, Inc.	465	643,470
Nomura Research Institute Ltd.	22,857	803,198
NS Solutions Corp.	8,036	228,017
NSD Co. Ltd.	9,504	162,280
NTT UD REIT Investment Corp.	132	176,878
Obic Co. Ltd.	3,183	524,306
Oki Electric Industry Co. Ltd.	34,626	264,799
Okinawa Electric Power Co., Inc. (The)	13,774	167,853
OKUMA Corp.	9,525	416,331
Okumura Corp.	5,319	151,527
Onward Holdings Co. Ltd.(c)	73,154	182,988
Open House Group Co. Ltd.	12,829	660,640

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Japan-(continued)
Orient Corp.	158,219	$169,679
ORIX JREIT, Inc.	241	345,151
OSG Corp.	17,022	299,081
Outsourcing, Inc.	23,817	273,541
Paltac Corp.	5,319	204,155
Paramount Bed Holdings Co. Ltd.	6,182	102,208
Park24 Co. Ltd.(b)(c)	29,710	449,056
Pasona Group, Inc.(c)	9,629	212,805
Penta-Ocean Construction Co. Ltd.	95,811	532,331
Persol Holdings Co. Ltd.	38,624	993,467
Pigeon Corp.	9,489	185,251
Pilot Corp.(c)	6,189	220,431
Pola Orbis Holdings, Inc.	16,081	239,166
Prima Meat Packers Ltd.	7,990	175,073
Raito Kogyo Co. Ltd.(c)	11,106	181,122
Relia, Inc.	12,079	102,275
Relo Group, Inc.	13,443	241,737
Rengo Co. Ltd.	60,109	446,781
Resorttrust, Inc.	21,817	348,328
Rinnai Corp.	7,194	644,270
Rohto Pharmaceutical Co. Ltd.	16,646	459,806
Round One Corp.	20,331	247,620
Royal Holdings Co. Ltd.(b)(c)	9,867	153,574
Saizeriya Co. Ltd.	8,133	188,348
Sakata Seed Corp.	4,693	137,649
SAMTY Co. Ltd.	11,345	205,920
San-A Co. Ltd.(c)	3,297	116,958
Sanken Electric Co. Ltd.	5,543	241,922
Sanki Engineering Co. Ltd.	14,266	176,368
Sankyo Co. Ltd.	19,496	501,331
Sankyu, Inc.	10,714	388,087
Sanoh Industrial Co. Ltd.	16,771	120,757
Sanrio Co. Ltd.	11,384	221,777
Sanwa Holdings Corp.	37,979	411,896
Sanyo Chemical Industries Ltd.	4,424	201,345
Sapporo Holdings Ltd.	20,060	388,535
Sawai Group Holdings Co. Ltd.	10,888	411,787
SBS Holdings, Inc.	5,833	180,493
SCREEN Holdings Co. Ltd.	7,032	704,668
SCSK Corp.	22,111	373,828
Seiko Holdings Corp.	11,066	207,185
Seino Holdings Co. Ltd.	36,533	362,321
Sekisui House REIT, Inc.	324	220,275
Senko Group Holdings Co. Ltd.	19,213	153,973
Seven Bank Ltd.(c)	252,448	532,538
Shibaura Machine Co. Ltd.	8,206	235,604
Shikoku Electric Power Co., Inc.	44,701	310,677
Shima Seiki Manufacturing Ltd.	7,181	108,730
Shinko Electric Industries Co. Ltd.	8,857	407,420
Shinmaywa Industries Ltd.	22,098	169,075
Ship Healthcare Holdings, Inc.	18,796	421,586
Shizuoka Bank Ltd. (The)(c)	91,861	720,130
SHO-BOND Holdings Co. Ltd.(c)	5,235	229,251
Shochiku Co. Ltd.(b)(c)	1,526	157,853
Siix Corp.	9,577	108,655
SKY Perfect JSAT Holdings, Inc.	52,838	198,658
Sohgo Security Services Co. Ltd.	9,342	339,333
Sotetsu Holdings, Inc.(c)	11,762	216,605
Square Enix Holdings Co. Ltd.	9,504	464,661
Star Micronics Co. Ltd.	9,771	123,701
Starts Corp., Inc.	6,868	149,566
Sugi Holdings Co. Ltd.	7,705	451,385
	Shares	Value
Japan-(continued)
Sumitomo Bakelite Co. Ltd.	8,018	$385,625
Sumitomo Dainippon Pharma Co. Ltd.	46,303	505,337
Sumitomo Mitsui Construction Co. Ltd.	36,734	138,588
Sumitomo Osaka Cement Co. Ltd.(c)	11,690	359,389
Sumitomo Warehouse Co. Ltd. (The)	11,217	201,608
Sundrug Co. Ltd.	17,353	436,676
Suruga Bank Ltd.(c)	129,844	555,549
Suzuken Co. Ltd.	13,356	394,682
SWCC Showa Holdings Co. Ltd.	11,183	175,919
Tadano Ltd.	25,256	220,750
Taisho Pharmaceutical Holdings Co. Ltd.(c)	6,945	340,822
Taiyo Holdings Co. Ltd.	6,621	195,424
Takaoka Toko Co. Ltd.	8,988	110,309
Takara Holdings, Inc.(c)	25,449	246,553
Takasago Thermal Engineering Co. Ltd.	9,304	155,471
Takashimaya Co. Ltd.(c)	74,876	712,054
Takeuchi Manufacturing Co. Ltd.	8,927	222,064
Takuma Co. Ltd.	15,320	195,820
Tamura Corp.(c)	30,743	175,658
TBS Holdings, Inc.	14,295	213,999
TechnoPro Holdings, Inc.	12,833	325,600
T-Gaia Corp.	7,370	106,987
TKC Corp.	4,739	124,448
Toagosei Co. Ltd.	14,518	142,970
Tocalo Co. Ltd.	11,100	134,408
Toda Corp.	30,243	195,327
Toei Co. Ltd.	1,188	176,016
Toho Co. Ltd.	19,590	758,664
Toho Holdings Co. Ltd.	7,842	122,690
Toho Zinc Co. Ltd.(c)	9,670	200,663
Tokai Carbon Co. Ltd.	46,051	476,732
Tokai Rika Co. Ltd.	12,034	156,702
Tokai Tokyo Financial Holdings, Inc.	63,363	222,159
Tokyo Ohka Kogyo Co. Ltd.(c)	5,929	349,898
Tokyo Seimitsu Co. Ltd.	7,897	334,252
Tokyo Steel Manufacturing Co. Ltd.	35,997	344,598
Tokyo Tatemono Co. Ltd.	43,644	650,962
Tokyu REIT, Inc.(c)	90	145,217
Tomy Co. Ltd.	30,013	292,906
Topcon Corp.	30,535	413,587
Topre Corp.	9,708	101,384
Toshiba TEC Corp.	8,314	313,760
Towa Pharmaceutical Co. Ltd.	6,494	159,202
Toyo Construction Co. Ltd.	25,624	127,344
Toyo Seikan Group Holdings Ltd.	38,592	468,898
Toyo Tire Corp.	36,789	521,164
Toyobo Co. Ltd.	26,134	293,290
Toyoda Gosei Co. Ltd.	22,746	478,579
Toyota Boshoku Corp.	29,390	521,633
Transcosmos, Inc.	8,329	211,329
Trusco Nakayama Corp.	7,767	165,198
TS Tech Co. Ltd.	23,139	303,952
Tsubaki Nakashima Co. Ltd.	19,748	244,718
Tsubakimoto Chain Co.	5,257	146,398
Tsumura & Co.	10,842	306,087
TV Asahi Holdings Corp.	9,179	119,495
Uchida Yoko Co. Ltd.	4,287	169,600
Ulvac, Inc.	13,199	673,832
United Arrows Ltd.	14,556	235,081
United Super Markets Holdings, Inc.(c)	17,733	161,714
United Urban Investment Corp.	356	419,582
Unitika Ltd.(b)(c)	33,673	90,332

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Japan-(continued)
Ushio, Inc.	40,990	$638,831
USS Co. Ltd.	29,017	474,185
V Technology Co. Ltd.	2,682	81,334
Valor Holdings Co. Ltd., Class C	10,779	207,298
Wacoal Holdings Corp.	8,145	149,238
Wacom Co. Ltd.	21,136	153,341
Welcia Holdings Co. Ltd.	16,719	452,719
Yamaguchi Financial Group, Inc.	34,307	212,655
Yamato Kogyo Co. Ltd.	8,066	247,442
Yamazaki Baking Co. Ltd.(c)	35,216	503,231
Yaoko Co. Ltd.	5,950	343,632
Yellow Hat Ltd.	10,715	148,250
Yokogawa Bridge Holdings Corp.	10,700	199,678
Yoshinoya Holdings Co. Ltd.(c)	15,703	324,050
Yurtec Corp.	21,403	127,516
Zenkoku Hosho Co. Ltd.(c)	7,195	321,499
Zensho Holdings Co. Ltd.(c)	21,578	518,177
Zeon Corp.	39,615	455,860
ZOZO, Inc.	4,754	126,461
		128,054,120
Jordan-0.14%
Hikma Pharmaceuticals PLC	23,940	671,167
Luxembourg-0.31%
Eurofins Scientific SE	7,723	772,964
RTL Group S.A.	13,595	762,000
		1,534,964
Macau-0.15%
MGM China Holdings Ltd.(b)	120,733	81,536
SJM Holdings Ltd.(b)	464,752	302,079
Wynn Macau Ltd.(b)	385,782	353,732
		737,347
Mexico-0.05%
Fresnillo PLC	30,840	258,520
Netherlands-2.06%
Accell Group N.V.	5,771	375,229
Adyen N.V.(a)(b)	167	339,803
AMG Advanced Metallurgical Group N.V.	5,261	181,065
Arcadis N.V.	20,261	888,541
Argenx SE(b)(c)	598	159,079
ASM International N.V.	2,524	874,820
Basic-Fit N.V.(a)(b)	4,165	199,224
BE Semiconductor Industries N.V.	6,261	529,012
Boskalis Westminster	17,993	510,001
Corbion N.V.	7,444	311,296
Eurocommercial Properties N.V.	19,968	482,599
Euronext N.V.(a)	6,652	639,066
Flow Traders(a)	5,534	214,397
Fugro N.V.(b)(c)	34,496	276,017
Heijmans N.V., CVA	9,242	148,829
IMCD N.V.	5,023	864,551
Intertrust N.V.(a)(b)	9,717	210,666
JDE Peet’s N.V.(c)	13,192	393,991
Koninklijke BAM Groep N.V.(b)	222,974	744,196
OCI N.V.(b)	22,736	624,348
Sligro Food Group N.V.(b)	6,688	170,231
TKH Group N.V., CVA	7,908	456,113
TomTom N.V.(b)(c)	20,569	196,607
	Shares	Value
Netherlands-(continued)
Van Lanschot Kempen N.V., CVA	6,387	$161,029
Wereldhave N.V.(c)	15,766	241,718
		10,192,428
New Zealand-0.66%
a2 Milk Co. Ltd. (The)(b)	31,185	114,523
Air New Zealand Ltd.(b)	196,188	185,864
Auckland International Airport Ltd.(b)	155,543	734,944
Chorus Ltd.	71,699	327,637
Contact Energy Ltd.	120,854	622,177
Fisher & Paykel Healthcare Corp. Ltd.	23,670	435,004
Infratil Ltd.	39,162	195,064
Kathmandu Holdings Ltd.	141,027	130,241
Mercury NZ Ltd.	58,585	214,132
Ryman Healthcare Ltd.(c)	24,548	159,607
SKYCITY Entertainment Group Ltd.	91,015	163,183
		3,282,376
Norway-1.74%
Aker ASA, Class A	7,009	596,855
Aker BP ASA	29,248	1,005,763
Aker Solutions ASA, Class A(b)	207,353	537,217
Austevoll Seafood ASA	21,587	285,057
Avance Gas Holding Ltd.(a)(c)	14,138	53,422
Borregaard ASA	10,925	255,750
BW Offshore Ltd.(c)	48,246	146,967
DNO ASA	216,625	315,970
Elkem ASA(a)(b)	86,939	315,024
Entra ASA(a)	29,402	644,690
Europris ASA(a)	46,158	343,258
Fjordkraft Holding ASA(a)	23,224	99,022
Frontline Ltd.(b)	47,246	307,553
Grieg Seafood ASA(b)(c)	17,871	183,952
Kongsberg Gruppen ASA	13,091	396,051
Leroy Seafood Group ASA	58,152	483,461
Norwegian Air Shuttle ASA(b)(c)	77,610	105,506
Odfjell Drilling Ltd.(b)(c)	69,831	164,655
PGS ASA(b)	220,414	40,271
Salmar ASA	7,226	491,240
Schibsted ASA, Class A	4,797	141,598
Schibsted ASA, Class B	6,069	159,603
SpareBank 1 SMN	15,522	256,672
SpareBank 1 SR-Bank ASA, Class B	23,005	342,872
TGS ASA	39,136	418,309
TOMRA Systems ASA	7,447	371,092
XXL ASA(a)	85,206	133,206
		8,595,036
Peru-0.02%
Hochschild Mining PLC(c)	56,253	78,679
Poland-1.06%
Alior Bank S.A.(b)	31,377	431,378
Allegro.eu S.A.(a)(b)(c)	10,345	95,640
Bank Millennium S.A.(b)	155,889	313,517
CCC S.A.(b)(c)	5,977	112,583
Cyfrowy Polsat S.A.	34,843	267,748
Dino Polska S.A.(a)(b)	2,537	194,582
Grupa Lotos S.A.(b)	51,958	692,435
Jastrzebska Spolka Weglowa S.A.(b)(c)	34,722	337,554
LPP S.A.	102	397,674
mBank S.A.(b)	5,055	575,680
Orange Polska S.A.(b)	177,800	343,092
PGE Polska Grupa Energetyczna S.A.(b)	265,426	497,904

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Poland-(continued)
Polskie Gornictwo Naftowe i Gazownictwo S.A.	290,551	$377,276
Santander Bank Polska S.A.	4,506	385,333
Tauron Polska Energia S.A.(b)	391,657	230,900
		5,253,296
Portugal-0.41%
Altri SGPS S.A.	19,276	123,960
Banco Comercial Portugues S.A., Class R(b)(c)	3,353,478	569,478
Greenvolt-Energias Renovaveis S.A.(b)	330	2,230
Mota-Engil SGPS S.A.(b)(c)	103,276	146,709
Navigator Co. S.A. (The)	81,078	306,506
NOS, SGPS S.A.	86,305	339,491
REN - Redes Energeticas Nacionais SGPS S.A.	70,704	201,194
Sonae SGPS S.A.	317,682	364,115
		2,053,683
Russia-0.03%
Petropavlovsk PLC(b)	739,979	150,338
Saudi Arabia-0.04%
Delivery Hero SE(a)(b)	2,434	185,321
Singapore-1.92%
ARA LOGOS Logistics Trust	249,883	152,765
Ascendas India Trust	155,602	149,842
Ascott Residence Trust	331,630	251,176
BOC Aviation Ltd.(a)	56,380	473,414
BW LPG Ltd.(a)	54,808	292,480
Ezion Holdings Ltd., Wts., expiring 04/16/2023(d)	177,436	0
Frasers Centrepoint Trust	148,572	249,004
Frasers Logistics & Commercial Trust(a)	275,809	279,988
IGG, Inc.	201,627	126,364
Keppel DC REIT	115,031	182,273
Keppel Infrastructure Trust	320,404	133,167
Keppel REIT	415,359	345,193
Manulife US REIT(a)	196,543	126,895
Mapletree Commercial Trust	422,492	563,242
Mapletree Industrial Trust	236,679	439,962
Mapletree Logistics Trust	395,110	494,812
NetLink NBN Trust(a)	606,012	435,435
Parkway Life REIT	43,315	153,915
SATS Ltd.(b)	150,723	437,005
Sembcorp Industries Ltd.	374,783	635,108
Sembcorp Marine Ltd.(b)	3,499,493	212,224
Singapore Exchange Ltd.	97,686	674,015
Singapore Press Holdings Ltd.	484,534	834,940
Singapore Technologies Engineering Ltd.	260,451	720,141
Suntec REIT	631,215	711,285
UOL Group Ltd.	74,893	404,456
		9,479,101
South Korea-8.49%
AK Holdings, Inc.	7,566	108,768
Amorepacific Group	9,746	333,647
Asiana Airlines, Inc.(b)(c)	47,757	718,052
BGF retail Co. Ltd.	2,325	314,796
BNK Financial Group, Inc.	140,320	950,433
Celltrion Healthcare Co. Ltd.	1,699	89,836
Celltrion, Inc.	2,441	311,064
Cheil Worldwide, Inc.	23,193	425,678
Chong Kun Dang Pharmaceutical Corp.	848	65,785
CJ CGV Co. Ltd.(b)	8,916	162,330
CJ ENM Co. Ltd.	3,386	350,649
CJ Logistics Corp.(b)	3,646	353,576
Com2uSCorp.(b)	1,525	155,963
	Shares	Value
South Korea-(continued)
Daesang Corp.	12,827	$238,458
Daesang Holdings Co. Ltd.	15,744	112,814
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(b)	24,762	414,271
Daishin Securities Co. Ltd.	11,977	169,624
Daishin Securities Co. Ltd., Preference Shares	11,468	142,272
Daou Data Corp.(b)	12,861	144,508
Daou Technology, Inc.	13,173	223,893
DB HiTek Co. Ltd.	4,384	280,965
DB Insurance Co. Ltd.	15,838	798,272
DGB Financial Group, Inc.	54,229	417,575
DL Holdings Co. Ltd.	8,050	380,293
Dongkuk Steel Mill Co. Ltd.	62,567	773,644
Doosan Bobcat, Inc.(b)	9,977	311,160
Doosan Co. Ltd.(b)	12,369	1,013,732
Easy Holdings Co. Ltd.(b)	39,380	117,242
Eugene Corp.	33,522	124,674
Fila Holdings Corp.	11,556	283,742
Green Cross Corp.	478	70,537
Green Cross Holdings Corp.	5,884	108,876
GS Global Corp.(b)	70,753	125,162
GS Retail Co. Ltd.	22,070	497,806
Halla Holdings Corp.	5,063	171,522
Handsome Co. Ltd.	4,742	133,509
Hanjin Kal Corp.(b)	2,905	128,086
Hanjin Transportation Co. Ltd.	8,294	192,039
Hankook & Co. Co. Ltd.	8,379	90,780
Hanmi Pharm Co. Ltd.	567	116,926
Hanon Systems	31,481	281,445
Hansol Chemical Co. Ltd.	648	115,960
Hansol Paper Co. Ltd.	12,366	119,858
Hansol Technics Co. Ltd.(b)	15,407	83,329
Hanssem Co. Ltd.(c)	1,675	101,968
Hanwha Aerospace Co. Ltd.	14,267	577,201
Hanwha General Insurance Co. Ltd.(b)	67,045	198,624
Harim Holdings Co. Ltd.	35,944	267,907
HDC Holdings Co. Ltd.	30,939	183,803
HDC Hyundai Development Co-Engineering & Construction, Class E(c)	23,962	290,317
Hite Jinro Co. Ltd.	8,338	206,150
HMM Co. Ltd.(b)	45,388	837,736
Hotel Shilla Co. Ltd.(c)	6,996	426,096
HS Industries Co. Ltd.	24,669	102,544
Huchems Fine Chemical Corp.	7,441	133,037
Hyosung Advanced Materials Corp.(b)	1,434	519,306
Hyosung Chemical Corp.(b)	1,188	237,782
Hyosung Corp.	4,656	318,401
Hyosung Heavy Industries Corp.(b)	6,722	299,128
Hyosung TNC Corp.	1,407	497,382
Hyundai Construction Equipment Co. Ltd.(b)	10,922	356,199
Hyundai Department Store Co. Ltd.	8,674	518,092
Hyundai Electric & Energy System Co. Ltd.(b)	12,177	180,518
Hyundai Elevator Co. Ltd.	5,571	169,261
Hyundai Greenfood Co. Ltd.	35,736	228,578
Hyundai Home Shopping Network Corp.	3,131	157,208
Hyundai Marine & Fire Insurance Co. Ltd.	40,835	868,238
Hyundai Mipo Dockyard Co. Ltd.(b)	7,543	434,397
Hyundai Rotem Co. Ltd.(b)	11,539	181,793
Innocean Worldwide, Inc.	3,276	137,666
Interpark Corp.(c)	57,477	214,375
IS Dongseo Co. Ltd.	4,196	167,153
JB Financial Group Co. Ltd.	34,455	234,697

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
South Korea-(continued)
Kakao Corp.(b)	6,893	$500,186
Kangwon Land, Inc.(b)	32,653	687,461
KCC Corp.	2,745	881,581
KEPCO Plant Service & Engineering Co. Ltd.(c)	10,297	282,236
KIWOOM Securities Co. Ltd.	2,072	154,129
Kolmar Korea Co. Ltd.	2,820	82,350
Kolon Industries, Inc.(b)	13,702	708,763
Korea Aerospace Industries Ltd.	12,535	377,101
Korea Electric Terminal Co. Ltd.	2,212	118,512
Korea Line Corp.(b)	61,667	110,947
Korea Petrochemical Ind Co. Ltd.	879	112,998
Korea Real Estate Investment & Trust Co. Ltd.	76,867	149,882
Korean Reinsurance Co.	34,021	288,975
Kumho Petrochemical Co. Ltd.(c)	2,977	369,642
Kumho Tire Co., Inc.(b)	56,155	193,106
KUMHOE&C Co. Ltd.	22,003	185,022
LF Corp.	9,972	130,746
LG HelloVision Co. Ltd.	31,929	123,588
LIG Nex1 Co. Ltd.	4,383	215,092
LOTTE Chilsung Beverage Co. Ltd.	1,704	209,708
LOTTE Corp.	12,689	282,312
LOTTE Fine Chemical Co. Ltd.	6,514	373,878
LOTTE Himart Co. Ltd.(c)	10,526	185,734
LS Electric Co. Ltd.	5,610	231,605
LX Hausys Ltd.	5,500	255,351
LX International Corp.	29,073	597,316
Mando Corp.(b)(c)	11,809	515,992
Meritz Financial Group, Inc.(c)	13,015	471,790
Meritz Fire & Marine Insurance Co. Ltd.	35,240	1,358,815
Meritz Securities Co. Ltd.	150,793	779,860
NCSoft Corp.	892	403,054
Netmarble Corp.(a)	1,581	145,445
Nexen Tire Corp.	22,651	118,398
NH Investment & Securities Co. Ltd.	64,187	613,218
NHN Corp.(b)	6,823	196,023
NongShim Co. Ltd.	1,203	324,223
OCI Co. Ltd.(b)	5,742	428,677
Orion Corp.	3,134	255,367
Orion Holdings Corp.	13,012	152,217
Ottogi Corp.	348	126,614
Pan Ocean Co. Ltd.	68,070	280,666
Paradise Co. Ltd.(b)(c)	10,720	136,812
Partron Co. Ltd.(c)	13,927	151,704
Poongsan Corp.	12,040	299,914
S&T Motiv Co. Ltd.	2,460	90,530
S-1 Corp.	4,860	275,313
Samsung Card Co. Ltd.	12,404	320,236
Samsung Engineering Co. Ltd.(b)	66,722	1,205,553
Samyang Corp.	2,709	139,791
Samyang Holdings Corp.	2,699	196,014
Seah Besteel Corp.	17,221	218,640
Sebang Global Battery Co. Ltd.	2,053	105,987
Seoul Semiconductor Co. Ltd.	10,353	130,814
Seoyon Co. Ltd.	28,053	279,960
Seoyon E-Hwa Co. Ltd.	23,676	131,023
SFA Engineering Corp.	5,423	155,335
SK Chemicals Co. Ltd.	1,105	117,253
SK Discovery Co. Ltd.(c)	5,785	191,129
SK Gas Ltd.	1,914	186,732
SK Networks Co. Ltd.	90,177	341,171
SKC Co. Ltd.	2,861	344,542
SL Corp.	6,698	148,818
	Shares	Value
South Korea-(continued)
SSANGYONG C&E Co. Ltd.	27,575	$175,890
Sungwoo Hitech Co. Ltd.	54,283	229,968
WONIK IPS Co. Ltd.(c)	3,312	108,877
Wooree Bio Co. Ltd.(b)	30,677	87,540
Youngone Corp.(b)	10,965	427,027
Yuhan Corp.	5,490	260,708
		42,004,969
Spain-1.74%
Almirall S.A.	13,984	179,770
Applus Services S.A.	40,506	355,932
Atresmedia Corp. de Medios de Comunicacion S.A.	47,436	183,840
Befesa S.A.(a)	4,713	331,221
Cellnex Telecom S.A.(a)	15,274	695,017
Cia de Distribucion Integral Logista Holdings S.A.	25,091	507,005
CIE Automotive S.A.(c)	14,185	412,762
Construcciones y Auxiliar de Ferrocarriles S.A.(c)	5,131	203,088
Duro Felguera S.A.(b)(c)	136,016	134,307
Ebro Foods S.A.(c)	16,017	296,503
EDP Renovaveis S.A.(c)	15,395	325,335
Ence Energia y Celulosa S.A.	46,085	124,724
Faes Farma S.A.	50,796	195,564
Fluidra S.A.(c)	6,690	212,860
Gestamp Automocion S.A.(a)(c)	86,586	387,519
Grupo Catalana Occidente S.A.	6,615	223,078
Indra Sistemas S.A.(b)	56,715	575,318
Mediaset Espana Comunicacion S.A.(b)	68,859	320,935
Melia Hotels International S.A.(b)(c)	43,257	327,635
Prosegur Cia de Seguridad S.A.(c)	61,171	152,591
Sacyr S.A.(c)	246,502	613,779
Siemens Gamesa Renewable Energy S.A., Class R(b)(c)	19,858	431,663
Tecnicas Reunidas S.A.(b)(c)	27,199	242,913
Unicaja Banco S.A.(a)	533,478	546,727
Viscofan S.A.	7,033	425,342
Zardoya Otis S.A.	26,038	205,895
		8,611,323
Sweden-4.51%
AAK AB	23,942	447,254
AddTech AB, Class B	14,497	269,064
AFRY AB	17,662	397,767
Ambea AB(a)	15,975	89,585
Arjo AB, Class B	34,425	342,745
Atrium Ljungberg AB, Class B	11,913	257,044
Avanza Bank Holding AB	4,787	150,917
Axfood AB	28,699	728,608
Beijer Ref AB	15,807	275,126
Betsson AB, Class B	39,949	223,108
Bilia AB, Class A	29,829	447,320
Bonava AB, Class B	29,630	257,641
Bravida Holding AB(a)	20,845	247,886
Bure Equity AB	5,302	182,124
Byggmax Group AB	22,303	175,284
Clas Ohlson AB, Class B(c)	21,700	264,425
Cloetta AB, Class B	77,521	204,640
Dios Fastigheter AB	22,812	255,101
Dustin Group AB(a)(c)	18,990	194,078
Electrolux Professional AB, Class B(b)	38,585	268,211
Elekta AB, Class B(c)	38,030	387,798
EQT AB	5,225	203,464
Evolution AB(a)	1,415	175,525

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Sweden-(continued)
Fabege AB	52,941	$790,189
Fastighets AB Balder, Class B(b)	14,147	933,096
Granges AB	25,112	309,121
Hexpol AB	51,140	610,064
Hufvudstaden AB, Class A	26,578	380,660
Indutrade AB	19,764	489,276
Intrum AB(c)	20,933	630,356
Investment AB Latour, Class B(c)	8,344	258,439
Inwido AB	12,617	220,080
JM AB	19,158	722,004
L E Lundbergforetagen AB, Class B	11,941	611,182
Lifco AB, Class B	13,485	314,284
Lindab International AB	10,727	311,112
Loomis AB(c)	29,095	746,491
Mekonomen AB(b)	16,442	243,631
Modern Times Group MTG AB, Class B(b)	12,525	167,460
Mycronic AB	6,472	132,235
NCC AB, Class A	1,054	17,451
NCC AB, Class B	25,324	417,703
Nibe Industrier AB, Class B	60,042	568,090
Nobia AB	38,301	208,562
Nolato AB, Class B	19,215	197,268
Nordic Entertainment Group AB, Class B(b)	7,826	304,788
Nyfosa AB	24,016	372,179
Pandox AB(b)	24,538	357,369
Peab AB, Class B	36,534	410,935
Ratos AB, Class B(c)	48,064	251,345
Resurs Holding AB, Class A(a)	47,790	195,017
Saab AB, Class B	28,666	677,965
Sagax AB, Class B	11,077	320,709
Sagax AB, Class D	7,623	25,796
Samhallsbyggnadsbolaget i Norden AB, Class B	95,563	579,213
Samhallsbyggnadsbolaget i Norden AB, Class D	5,077	16,590
SAS AB(b)(c)	2,463,120	417,852
Scandic Hotels Group AB(a)(b)(c)	86,633	365,905
Solid Forsakring AB(b)	4,776	27,298
Sweco AB, Class B	23,545	330,304
Swedish Orphan Biovitrum AB, Class B(b)	25,033	491,076
Thule Group AB(a)	10,071	483,593
VNV Global AB(b)	13,094	112,796
Wallenstam AB, Class B	21,924	344,123
Wihlborgs Fastigheter AB	24,823	511,633
		22,319,955
Switzerland-3.08%
Allreal Holding AG	1,689	365,169
ALSO Holding AG	1,064	298,438
Aryzta AG(b)(c)	567,960	647,600
Autoneum Holding AG(b)	812	147,524
Banque Cantonale Vaudoise	5,044	414,493
Belimo Holding AG	769	423,573
BKW AG	3,709	440,295
Bucher Industries AG	1,098	502,042
Burckhardt Compression Holding AG	371	174,436
Cembra Money Bank AG	6,120	418,366
Daetwyler Holding AG, BR	680	265,855
DKSH Holding AG	7,021	558,955
dormakaba Holding AG	794	452,843
Emmi AG	296	330,536
EMS-Chemie Holding AG	723	727,892
Flughafen Zurich AG(b)	4,150	762,895
Forbo Holding AG	136	262,467
Galenica AG(a)	11,744	824,155
	Shares	Value
Switzerland-(continued)
Implenia AG(b)(c)	4,166	$101,264
Inficon Holding AG	171	207,532
Komax Holding AG, Class R(b)	635	195,514
Kongsberg Automotive ASA(b)(c)	792,814	249,331
Landis+Gyr Group AG(b)(c)	7,104	467,232
Mediclinic International PLC(b)(c)	91,761	394,730
Medmix AG(a)(b)	5,860	250,836
Mobimo Holding AG	590	192,352
OC Oerlikon Corp. AG	51,492	496,496
Schweiter Technologies AG, BR	103	136,282
SFS Group AG	2,681	388,953
Siegfried Holding AG	290	233,276
Stadler Rail AG(c)	8,186	388,111
Straumann Holding AG, Class R	376	618,646
Sulzer AG(c)	5,860	556,967
Tecan Group AG, Class R	616	297,978
Temenos AG	2,551	303,830
u-blox Holding AG(b)	2,224	158,122
Valora Holding AG(b)	1,133	219,062
VAT Group AG(a)	1,585	641,828
Vontobel Holding AG, Class R	3,448	284,713
Wizz Air Holdings PLC(a)(b)(c)	5,070	277,853
Zehnder Group AG	1,996	182,443
		15,260,885
Taiwan-0.01%
FIT Hon Teng Ltd.(a)(b)(c)	360,485	63,124
Turkey-0.07%
Eldorado Gold Corp.(b)	41,326	361,659
Ukraine-0.05%
Ferrexpo PLC	82,481	273,430
United Arab Emirates-0.04%
Borr Drilling Ltd.(b)(c)	52,234	108,076
Network International Holdings PLC(a)(b)(c)	29,883	106,695
		214,771
United Kingdom-8.59%
888 Holdings PLC	50,210	173,613
Aclara Resources, Inc.(b)	7,654	7,523
Ascential PLC(b)	51,283	244,001
Ashmore Group PLC	69,161	264,132
Assura PLC	354,540	318,965
Aston Martin Lagonda Global Holdings PLC(a)(b)(c)	6,498	105,320
Auto Trader Group PLC(a)(c)	45,068	406,476
AVEVA Group PLC(c)	5,357	211,519
Babcock International Group PLC(b)	189,972	773,907
Balfour Beatty PLC	125,470	427,332
Beazley PLC(b)	145,519	965,003
Biffa PLC(a)	45,006	206,180
Big Yellow Group PLC	23,502	472,447
Bodycote PLC	30,015	323,500
Brewin Dolphin Holdings PLC	45,838	202,883
Britvic PLC	60,870	746,619
Capita PLC(b)	691,094	297,084
Capital & Counties Properties PLC	194,679	450,589
Capricorn Energy PLC(b)(c)	110,601	306,054
Chemring Group PLC	36,318	133,170
Civitas Social Housing PLC(a)	97,409	126,115
Close Brothers Group PLC	24,534	426,726
Computacenter PLC	16,308	585,184
ConvaTec Group PLC(a)	259,077	612,333
Countryside Properties PLC(a)(b)	80,112	333,167

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
United Kingdom-(continued)
Cranswick PLC	10,254	$505,680
Crest Nicholson Holdings PLC	83,493	363,121
Currys PLC	317,772	458,361
Dechra Pharmaceuticals PLC	5,361	300,405
Diploma PLC	8,346	310,749
Domino’s Pizza Group PLC	71,043	370,908
Drax Group PLC	81,578	661,956
Dunelm Group PLC	17,519	315,327
Electrocomponents PLC	49,994	751,606
Elementis PLC(b)	123,383	238,050
Firstgroup PLC(b)	250,596	344,749
Forterra PLC(a)	39,189	140,282
Frasers Group PLC(b)	31,380	310,829
Games Workshop Group PLC	1,886	202,533
Genuit Group PLC	29,012	224,284
Genus PLC	3,450	177,185
Go-Ahead Group PLC (The)(b)(d)	9,348	83,653
Grainger PLC	114,289	462,044
Great Portland Estates PLC	51,658	530,686
Greggs PLC	14,936	541,694
Halfords Group PLC	55,102	241,743
Halma PLC	23,279	787,136
Hammerson PLC(c)	1,783,010	934,640
Harbour Energy PLC(b)	32,994	159,409
Hargreaves Lansdown PLC(c)	31,144	562,702
Hays PLC	241,212	468,855
HomeServe PLC	37,227	383,200
Ibstock PLC(a)	119,903	319,623
IG Group Holdings PLC	71,198	781,720
Inchcape PLC	67,740	769,937
Indivior PLC(b)	181,026	548,695
IP Group PLC	158,533	207,118
J D Wetherspoon PLC(b)	17,233	208,197
JD Sports Fashion PLC	213,883	545,874
Jupiter Fund Management PLC	122,497	380,222
Just Eat Takeaway.com N.V.(a)(b)	2,044	99,760
Just Group PLC(b)	142,617	165,859
Lancashire Holdings Ltd.	43,174	318,736
LondonMetric Property PLC	124,659	447,500
Man Group PLC	326,520	853,104
Marshalls PLC	22,546	214,139
Marston’s PLC	322,331	351,685
Metro Bank PLC(b)	94,446	124,118
Mitchells & Butlers PLC(b)	78,383	265,372
Moneysupermarket.com Group PLC	102,545	261,038
Ninety One PLC	49,694	173,873
Ocado Group PLC(b)(c)	11,402	231,618
OSB Group PLC	48,517	359,891
PageGroup PLC	42,124	329,963
Paragon Banking Group PLC	39,193	301,297
Petrofac Ltd.(b)	161,135	258,074
Pets at Home Group PLC	99,243	572,494
Playtech PLC(b)(c)	101,055	799,062
Premier Foods PLC	210,941	333,951
Primary Health Properties PLC	174,324	336,835
Provident Financial PLC(b)	55,987	235,899
PZ Cussons PLC	39,704	102,702
QinetiQ Group PLC	104,799	378,103
Reach PLC	64,188	228,660
Redde Northgate PLC	43,386	225,924
Redrow PLC	89,059	746,035
	Shares	Value
United Kingdom-(continued)
Renishaw PLC	2,740	$168,687
Restaurant Group PLC (The)(b)	145,818	188,977
Rightmove PLC(c)	38,637	339,046
Rotork PLC	105,052	480,341
Safestore Holdings PLC	29,814	506,400
Saga PLC(b)	77,701	301,674
Savills PLC	15,763	285,907
Senior PLC(b)	95,351	172,296
Serco Group PLC	282,003	509,262
Shaftesbury PLC	52,186	436,372
Softcat PLC	10,162	225,143
Spirax-Sarco Engineering PLC	5,094	911,449
Spirent Communications PLC	71,596	238,629
SSP Group PLC(b)	160,614	590,704
Stagecoach Group PLC(b)	108,485	134,245
Superdry PLC	51,593	145,027
Synthomer PLC(c)	64,024	315,166
THG PLC(b)(c)	19,558	35,337
TP ICAP Group PLC	119,624	228,225
Trainline PLC(a)(b)	22,633	68,803
Tritax Big Box REIT PLC	249,924	798,828
Ultra Electronics Holdings PLC	14,962	583,666
UNITE Group PLC (The)	48,950	682,263
Vesuvius PLC	23,186	143,472
Victrex PLC	16,545	456,152
Watches of Switzerland Group PLC(a)(b)	20,913	361,580
WH Smith PLC(b)	23,190	519,941
Workspace Group PLC	23,258	264,880
		42,521,179
United States-0.74%
Avast PLC(a)	43,249	356,357
Diversified Energy Co. PLC(a)	108,185	154,746
JS Global Lifestyle Co. Ltd.(a)	88,694	141,045
Oracle Corp.(c)	3,360	249,890
Primo Water Corp.	41,106	685,531
Reliance Worldwide Corp. Ltd.	104,944	387,536
RHI Magnesita N.V.	5,512	254,972
Samsonite International S.A.(a)(b)	365,273	763,171
Sims Ltd.	64,776	653,912
		3,647,160
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $462,297,124)		494,501,385
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.90%
Invesco Private Government Fund, 0.02%(f)(g)(h)	15,934,625	15,934,625
Invesco Private Prime Fund, 0.11%(f)(g)(h)	38,006,809	38,014,409
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $53,952,481)		53,949,034
TOTAL INVESTMENTS IN SECURITIES-110.84% (Cost $516,249,605)		548,450,419
OTHER ASSETS LESS LIABILITIES-(10.84)%		(53,634,094)
NET ASSETS-100.00%		$494,816,325

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF (PDN)—(continued)
January 31, 2022
(Unaudited)
Investment Abbreviations:
BR-Bearer Shares
CDI-CREST Depository Interest
CVA-Dutch Certificates
REIT-Real Estate Investment Trust
RSP-Registered Savings Plan Shares
Wts.-Warrants

Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2022 was $24,495,412, which represented 4.95% of the Fund’s Net Assets.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2022.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Restricted security. The value of this security at January 31, 2022 represented less than 1% of the Fund’s Net Assets.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$11,489,169	$(11,489,169)	$-	$-	$-	$43
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	12,012,523	13,892,239	(9,970,137)	-	-	15,934,625	664*
Invesco Private Prime Fund	28,084,570	29,794,840	(19,858,648)	(3,447)	(2,906)	38,014,409	8,200*
Total	$40,097,093	$55,176,248	$(41,317,954)	$(3,447)	$(2,906)	$53,949,034	$8,907

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco FTSE RAFI Emerging Markets ETF (PXH)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Brazil-15.02%
Ambev S.A.	2,133,144	$6,013,779
Americanas S.A.(a)	43,069	257,197
B3 S.A. - Brasil, Bolsa, Balcao	1,023,355	2,817,599
Banco Bradesco S.A.	1,378,142	4,879,298
Banco Bradesco S.A., Preference Shares	4,798,979	20,605,786
Banco BTG Pactual S.A.	218,200	993,200
Banco do Brasil S.A.	1,748,858	10,756,629
Banco Santander Brasil S.A.	366,700	2,269,949
Braskem S.A., Class A, Preference Shares	282,309	2,614,149
BRF S.A.(a)	638,800	2,686,328
CCR S.A.	967,100	2,367,665
Centrais Eletricas Brasileiras S.A.	399,250	2,653,396
Centrais Eletricas Brasileiras S.A., Class B, Preference Shares	270,500	1,756,467
Cia Brasileira de Distribuicao	131,779	561,612
Cia de Saneamento Basico do Estado de Sao Paulo	290,492	2,043,838
Cia Energetica de Minas Gerais	227,043	796,147
Cia Energetica de Minas Gerais, Preference Shares	1,199,891	2,966,962
Cia Paranaense de Energia	200,100	239,291
Cia Paranaense de Energia, Class B, Preference Shares	961,180	1,299,675
Cia Siderurgica Nacional S.A.	221,282	1,064,321
Cielo S.A.	2,878,722	1,246,904
Cogna Educacao(a)	3,103,800	1,508,061
Cosan S.A.	708,865	3,173,206
Embraer S.A.(a)	839,567	3,211,225
Energisa S.A.	129,400	1,063,712
Equatorial Energia S.A.	388,300	1,678,977
Gerdau S.A., Preference Shares	637,392	3,341,807
Getnet Adquirencia e Servicos para Meios de Pagamento S.A.	93,675	57,863
IRB Brasil Resseguros S.A.(a)	1,945,600	1,198,138
Itau Unibanco Holding S.A.	509,400	2,119,142
Itau Unibanco Holding S.A., Preference Shares	5,532,375	26,390,783
Itausa S.A., Preference Shares	1,614,485	3,098,230
Lojas Renner S.A.	228,310	1,209,054
Marfrig Global Foods S.A.	456,500	1,932,603
Metalurgica Gerdau S.A., Preference Shares	1,036,600	2,258,656
Petroleo Brasileiro S.A.	4,151,262	27,573,448
Petroleo Brasileiro S.A., Preference Shares	5,022,247	30,596,929
Raia Drogasil S.A.	236,700	1,032,386
Rumo S.A.(a)	342,000	1,006,034
Sul America S.A.	199,755	955,514
Suzano S.A.	128,168	1,428,916
Telefonica Brasil S.A.	416,343	3,895,277
TIM S.A.	586,366	1,465,363
Ultrapar Participacoes S.A.	800,092	2,276,721
Vale S.A.	1,080,038	16,448,714
Vibra Energia S.A.	852,419	3,676,157
		213,487,108
Canada-0.05%
Canadian Solar, Inc.(a)(b)	24,490	685,475
Chile-0.48%
Banco de Chile	10,545,464	1,057,980
Banco Santander Chile	32,232,396	1,602,337
	Shares	Value
Chile-(continued)
Cencosud S.A.	593,005	$1,095,195
Enel Americas S.A.	10,566,593	1,246,795
Falabella S.A.	260,743	930,525
Sociedad Quimica y Minera de Chile S.A., Class B, Preference Shares	17,472	934,203
		6,867,035
China-29.53%
Agricultural Bank of China Ltd., A Shares	9,012,500	4,204,231
Agricultural Bank of China Ltd., H Shares	28,685,292	10,917,061
Air China Ltd., A Shares(a)	261,100	412,486
Air China Ltd., H Shares(a)	1,120,217	846,919
Alibaba Group Holding Ltd.(a)	1,075,690	16,885,469
Aluminum Corp. of China Ltd., A Shares(a)	846,500	704,399
Aluminum Corp. of China Ltd., H Shares(a)	3,059,558	1,598,749
Anhui Conch Cement Co. Ltd., A Shares	96,600	598,791
Anhui Conch Cement Co. Ltd., H Shares	398,747	2,107,362
ANTA Sports Products Ltd.	66,106	991,705
Baidu, Inc., ADR(a)	31,830	5,084,524
Bank of Beijing Co. Ltd., A Shares	1,509,500	1,067,627
Bank of China Ltd., A Shares	2,623,300	1,276,910
Bank of China Ltd., H Shares	38,044,940	14,798,838
Bank of Communications Co. Ltd., A Shares	3,779,593	2,825,585
Bank of Communications Co. Ltd., H Shares	9,707,443	6,515,451
Baoshan Iron & Steel Co. Ltd., A Shares	969,800	1,076,119
BYD Co. Ltd., A Shares	8,200	299,619
BYD Co. Ltd., H Shares	50,165	1,443,881
CGN Power Co. Ltd., A Shares	229,500	104,351
CGN Power Co. Ltd., H Shares(c)	4,800,150	1,328,704
China CITIC Bank Corp. Ltd., A Shares	590,101	431,472
China CITIC Bank Corp. Ltd., H Shares	7,849,198	3,740,448
China Conch Venture Holdings Ltd.	310,096	1,473,419
China Construction Bank Corp., A Shares	369,300	349,354
China Construction Bank Corp., H Shares	53,395,659	40,880,249
China Everbright Bank Co. Ltd., A Shares	2,638,100	1,388,903
China Everbright Bank Co. Ltd., H Shares	2,963,946	1,111,105
China Evergrande Group(b)	1,594,764	341,375
China Gas Holdings Ltd.	541,629	919,669
China Hongqiao Group Ltd.	1,268,060	1,432,194
China Jinmao Holdings Group Ltd.	3,152,176	1,142,184
China Life Insurance Co. Ltd., A Shares	110,600	481,703
China Life Insurance Co. Ltd., H Shares	2,160,372	3,807,961
China Longyuan Power Group Corp. Ltd., H Shares	1,140,011	2,323,876
China Mengniu Dairy Co. Ltd.	371,480	2,186,524
China Merchants Bank Co. Ltd., A Shares	440,100	3,410,835
China Merchants Bank Co. Ltd., H Shares	1,144,283	9,560,204
China Merchants Port Holdings Co. Ltd.	773,157	1,426,204
China Minsheng Banking Corp. Ltd., A Shares	3,449,945	2,108,489
China Minsheng Banking Corp. Ltd., H Shares	8,248,033	3,282,226
China National Building Material Co. Ltd., H Shares	3,020,317	3,912,319
China Overseas Land & Investment Ltd.	3,613,598	10,635,658
China Pacific Insurance (Group) Co. Ltd., A Shares	180,700	749,793
China Pacific Insurance (Group) Co. Ltd., H Shares	973,671	2,958,159
See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Emerging Markets ETF (PXH)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
China-(continued)
China Petroleum & Chemical Corp., A Shares	2,179,800	$1,449,337
China Petroleum & Chemical Corp., H Shares	23,593,744	12,326,086
China Railway Group Ltd., A Shares	2,080,500	2,039,358
China Railway Group Ltd., H Shares	5,228,931	3,218,815
China Resources Cement Holdings Ltd.	1,008,020	868,207
China Resources Gas Group Ltd.	238,955	1,195,150
China Resources Land Ltd.	1,247,560	6,022,344
China Shenhua Energy Co. Ltd., A Shares	401,400	1,421,376
China Shenhua Energy Co. Ltd., H Shares	2,838,945	7,018,305
China Southern Airlines Co. Ltd., A Shares(a)	512,301	597,950
China Southern Airlines Co. Ltd., H Shares(a)(b)	949,742	602,910
China State Construction Engineering Corp. Ltd., A Shares	4,475,937	3,665,552
China State Construction International Holdings Ltd.	1,568,255	1,856,780
China Taiping Insurance Holdings Co. Ltd.	1,382,307	1,951,294
China Tower Corp. Ltd., H Shares(c)	18,869,351	2,278,602
China Vanke Co. Ltd., A Shares	370,000	1,181,726
China Vanke Co. Ltd., H Shares	1,017,652	2,629,515
Chongqing Rural Commercial Bank Co. Ltd., A Shares	350,200	212,571
Chongqing Rural Commercial Bank Co. Ltd., H Shares	2,417,645	885,106
CITIC Ltd.	2,382,516	2,666,285
CITIC Securities Co. Ltd., A Shares	178,600	698,774
CITIC Securities Co. Ltd., H Shares(b)	528,683	1,411,323
CITIC Securities Co. Ltd., Rts., expiring 02/28/2022(a)	79,902	31,561
COSCO SHIPPING Holdings Co. Ltd., A Shares(a)	215,580	551,878
COSCO SHIPPING Holdings Co. Ltd., H Shares(a)	738,900	1,335,735
Country Garden Holdings Co. Ltd.(b)	2,753,533	2,263,237
CSPC Pharmaceutical Group Ltd.	1,293,630	1,567,775
Dongfeng Motor Group Co. Ltd., H Shares	2,782,524	2,451,645
ENN Energy Holdings Ltd.	147,914	2,350,869
Fosun International Ltd.	865,625	982,641
Geely Automobile Holdings Ltd.	877,580	1,887,936
GF Securities Co. Ltd., A Shares	162,200	536,257
GF Securities Co. Ltd., H Shares	612,025	1,058,037
GOME Retail Holdings Ltd.(a)	4,342,325	296,236
Great Wall Motor Co. Ltd., A Shares	35,200	224,810
Great Wall Motor Co. Ltd., H Shares	436,120	1,175,374
Guangdong Investment Ltd.	1,026,594	1,461,315
Guangzhou Automobile Group Co. Ltd., A Shares	85,500	177,293
Guangzhou Automobile Group Co. Ltd., H Shares	1,174,192	1,149,744
Guotai Junan Securities Co. Ltd., A Shares	211,800	593,101
Guotai Junan Securities Co. Ltd., H Shares(a)(c)	314,855	478,320
Haier Smart Home Co. Ltd., A Shares	73,700	322,737
Haier Smart Home Co. Ltd., H Shares	304,415	1,219,997
Haitong Securities Co. Ltd., A Shares	269,300	487,668
Haitong Securities Co. Ltd., H Shares	1,320,491	1,186,191
Hengan International Group Co. Ltd.	296,773	1,445,807
	Shares	Value
China-(continued)
Huaneng Power International, Inc., A Shares	774,500	$904,780
Huaneng Power International, Inc., H Shares(b)	6,813,727	3,599,119
Huatai Securities Co. Ltd., A Shares	187,500	508,955
Huatai Securities Co. Ltd., H Shares(c)	600,440	1,071,328
Huaxia Bank Co. Ltd., A Shares	1,209,200	1,072,541
Industrial & Commercial Bank of China Ltd., A Shares	4,256,112	3,123,684
Industrial & Commercial Bank of China Ltd., H Shares	62,373,365	37,734,864
Industrial Bank Co. Ltd., A Shares	839,400	2,772,917
JD.com, Inc., A Shares(a)	190,514	7,103,828
Jiangxi Copper Co. Ltd., A Shares	81,100	257,784
Jiangxi Copper Co. Ltd., H Shares	622,975	1,014,910
JOYY, Inc., ADR(b)	11,676	590,339
Kunlun Energy Co. Ltd.	2,250,783	2,331,480
Kweichow Moutai Co. Ltd., A Shares	3,800	1,126,505
Longfor Group Holdings Ltd.(c)	652,235	3,889,546
Meituan, B Shares(a)(c)	57,815	1,644,832
Metallurgical Corp. of China Ltd., A Shares	1,085,200	630,931
Metallurgical Corp. of China Ltd., H Shares	2,444,281	652,013
NetEase, Inc.	165,060	3,405,255
New China Life Insurance Co. Ltd., A Shares	63,000	373,014
New China Life Insurance Co. Ltd., H Shares	378,786	1,077,886
New Oriental Education & Technology Group, Inc., ADR(a)	64,228	91,846
People’s Insurance Co. Group of China Ltd. (The), H Shares	4,809,247	1,517,239
PetroChina Co. Ltd., H Shares	23,096,566	11,418,197
PICC Property & Casualty Co. Ltd., H Shares	4,074,090	3,782,779
Ping An Bank Co. Ltd., A Shares	500,400	1,246,694
Ping An Insurance (Group) Co. of China Ltd., A Shares	282,700	2,234,646
Ping An Insurance (Group) Co. of China Ltd., H Shares	2,197,817	17,223,547
Poly Developments and Holdings Group Co. Ltd., A Shares	502,000	1,233,745
Postal Savings Bank of China Co. Ltd., H Shares(c)	5,307,011	4,412,252
SAIC Motor Corp. Ltd., A Shares	717,956	2,127,959
Seazen Group Ltd.(a)(b)	1,319,260	891,626
Shanghai Pharmaceuticals Holding Co. Ltd., A Shares	112,300	333,738
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	733,773	1,431,078
Shanghai Pudong Development Bank Co. Ltd., A Shares	1,964,152	2,603,879
Shenzhou International Group Holdings Ltd.	69,132	1,276,705
Shimao Group Holdings Ltd.(b)	659,315	485,678
Sino Biopharmaceutical Ltd.	1,359,317	936,528
Sinopec Shanghai Petrochemical Co. Ltd., A Shares	410,600	252,196
Sinopec Shanghai Petrochemical Co. Ltd., H Shares	3,531,240	774,400
Sinopharm Group Co. Ltd., H Shares	1,157,996	2,589,607

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Emerging Markets ETF (PXH)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
China-(continued)
Sunac China Holdings Ltd.	1,170,367	$1,446,392
Sunny Optical Technology Group Co. Ltd.	37,450	964,601
Tencent Holdings Ltd.	243,044	14,833,802
Trip.com Group Ltd., ADR(a)	105,505	2,807,488
Vipshop Holdings Ltd., ADR(a)	64,002	595,859
Weichai Power Co. Ltd., A Shares	118,200	289,958
Weichai Power Co. Ltd., H Shares	601,146	1,082,403
Yangzijiang Shipbuilding Holdings Ltd.	1,541,629	1,476,020
Yankuang Energy Group Co. Ltd., A Shares	97,900	361,568
Yankuang Energy Group Co. Ltd., H Shares(b)	2,020,029	4,273,000
Zhongsheng Group Holdings Ltd.	162,650	1,248,572
Zijin Mining Group Co. Ltd., A Shares	152,500	235,022
Zijin Mining Group Co. Ltd., H Shares	608,497	784,341
ZTO Express Cayman, Inc., ADR(b)	38,173	1,146,717
		419,873,227
Hong Kong-0.05%
Nine Dragons Paper Holdings Ltd.(a)	685,306	683,499
India-11.67%
Axis Bank Ltd.(a)	482,150	5,012,553
Bank of Baroda(a)	875,508	1,272,240
Bharat Petroleum Corp. Ltd.	782,499	4,170,505
Bharti Airtel Ltd.(a)	361,887	3,548,452
Coal India Ltd.	1,519,499	3,268,397
GAIL (India) Ltd.	835,517	1,622,079
Grasim Industries Ltd.	147,191	3,416,357
HCL Technologies Ltd.	193,224	2,846,735
Hero MotoCorp Ltd.	35,740	1,309,059
Hindalco Industries Ltd.	731,065	4,805,549
Hindustan Petroleum Corp. Ltd.	690,954	2,916,413
Hindustan Unilever Ltd.	64,285	1,962,143
Housing Development Finance Corp. Ltd.	255,150	8,689,839
ICICI Bank Ltd.	270,734	2,868,009
Indiabulls Housing Finance Ltd.	605,853	1,727,404
Indian Oil Corp. Ltd.	2,537,432	4,267,508
Infosys Ltd.	563,253	13,172,606
ITC Ltd.	881,253	2,614,898
Jindal Steel & Power Ltd.(a)	273,735	1,422,368
JSW Steel Ltd.	346,450	2,920,027
Larsen & Toubro Ltd.	144,371	3,729,669
Mahindra & Mahindra Ltd.	254,778	3,030,166
Maruti Suzuki India Ltd.	24,680	2,849,206
NTPC Ltd.	2,659,796	5,076,054
Oil & Natural Gas Corp. Ltd.	2,747,814	6,404,177
Power Grid Corp. of India Ltd.	1,076,626	3,107,712
REC Ltd.	649,877	1,212,149
Reliance Industries Ltd.	619,106	19,800,441
Shriram Transport Finance Co. Ltd.	66,312	1,091,596
State Bank of India	881,999	6,419,019
Sun Pharmaceutical Industries Ltd.	179,415	2,011,354
Tata Consultancy Services Ltd.	132,916	6,676,098
Tata Motors Ltd.(a)	1,246,751	8,570,159
Tata Motors Ltd., Class A(a)	344,161	1,202,355
Tata Power Co. Ltd. (The)	956,465	3,162,112
Tata Steel Ltd.	403,293	5,900,761
Tech Mahindra Ltd.	112,004	2,227,442
UltraTech Cement Ltd.	13,543	1,313,248
UPL Ltd.	168,217	1,754,977
Vedanta Ltd.	1,164,392	5,033,675
	Shares	Value
India-(continued)
Wipro Ltd.	194,048	$1,488,986
Yes Bank Ltd.(a)	409,658	73,320
		165,967,817
Indonesia-1.82%
PT Adaro Energy Tbk	14,023,288	2,184,131
PT Astra International Tbk	5,667,731	2,164,432
PT Bank Central Asia Tbk	6,752,964	3,600,617
PT Bank Mandiri (Persero) Tbk	6,214,984	3,238,407
PT Bank Negara Indonesia (Persero) Tbk	4,837,367	2,477,844
PT Bank Rakyat Indonesia (Persero) Tbk	15,750,806	4,472,401
PT Indah Kiat Pulp & Paper Corp. Tbk	1,053,816	556,290
PT Perusahaan Gas Negara Tbk(a)	10,938,633	1,056,151
PT Telkom Indonesia (Persero) Tbk	20,854,618	6,097,740
		25,848,013
Malaysia-0.57%
CIMB Group Holdings Bhd.	1,470,400	1,830,242
Genting Bhd.	931,000	972,039
Malayan Banking Bhd.	597,400	1,180,384
Public Bank Bhd.	2,963,100	2,980,445
Tenaga Nasional Bhd.	533,800	1,169,000
		8,132,110
Mexico-2.76%
America Movil S.A.B. de C.V., Series L	10,185,446	9,574,290
Cemex S.A.B. de C.V., Series CPO(a)(b)(d)	10,256,374	6,258,429
Fomento Economico Mexicano, S.A.B. de C.V., Series CPO(e)	859,285	6,458,474
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B(a)(b)	108,687	1,492,795
Grupo Financiero Banorte S.A.B. de C.V., Class O(b)	747,068	4,730,092
Grupo Mexico S.A.B. de C.V., Class B	658,838	2,826,600
Grupo Televisa S.A.B., Series CPO(b)(f)	832,752	1,695,428
Wal-Mart de Mexico S.A.B. de C.V., Series V	1,822,776	6,191,559
		39,227,667
Romania-0.09%
NEPI Rockcastle PLC	185,002	1,252,561
Russia-9.48%
Aeroflot PJSC(a)	1,594,632	1,182,504
Alrosa PJSC	1,870,814	2,745,076
Gazprom PJSC	9,127,928	39,182,902
Inter RAO UES PJSC	27,525,152	1,381,513
Lukoil PJSC	247,788	21,935,406
Magnit PJSC	52,197	3,397,860
MMC Norilsk Nickel PJSC	19,087	5,372,804
Mobile TeleSystems PJSC	871,908	3,234,886
Moscow Exchange MICEX-RTS PJSC	521,085	979,309
Novatek PJSC	282,711	6,003,009
Novolipetsk Steel PJSC	752,800	2,075,023
Rosneft Oil Co. PJSC	998,517	7,419,873
Sberbank of Russia PJSC	7,550,880	26,002,875
Severstal PAO	139,315	2,709,571
Sistema PJSFC	3,226,015	836,236
Surgutneftegas PJSC	3,306,776	1,552,992
Surgutneftegas PJSC, Preference Shares	3,600,954	1,737,726
Tatneft PJSC	713,527	4,580,782
Tatneft PJSC, Preference Shares	70,092	407,501
VTB Bank PJSC	3,557,797,725	2,009,334
		134,747,182

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Emerging Markets ETF (PXH)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Saudi Arabia-2.50%
Al Rajhi Bank	275,092	$10,894,198
Alinma Bank	367,633	2,943,283
Etihad Etisalat Co.	185,736	1,617,358
Saudi Arabian Oil Co.(c)	316,398	3,153,558
Saudi Basic Industries Corp.	150,928	5,025,452
Saudi Electricity Co.	417,505	2,925,682
Saudi Kayan Petrochemical Co.(a)	361,847	1,896,282
Saudi National Bank (The)	261,714	5,164,829
Saudi Telecom Co.	62,118	1,949,247
		35,569,889
South Africa-4.04%
Absa Group Ltd.(b)	285,202	3,131,876
Aspen Pharmacare Holdings Ltd.	126,652	1,718,164
Bid Corp. Ltd.	83,352	1,802,578
Bidvest Group Ltd. (The)	112,198	1,365,577
Capitec Bank Holdings Ltd.	15,021	1,964,222
Discovery Ltd.(a)	134,833	1,349,981
FirstRand Ltd.	1,370,641	5,492,330
Gold Fields Ltd.	276,496	2,912,981
Impala Platinum Holdings Ltd.	80,653	1,227,449
Mr Price Group Ltd.	97,783	1,292,103
MTN Group Ltd.(a)	486,322	6,105,820
MultiChoice Group	144,974	1,174,989
Naspers Ltd., Class N	30,806	4,964,966
Nedbank Group Ltd.	189,265	2,330,883
Old Mutual Ltd.	1,592,437	1,424,400
Sanlam Ltd.	592,622	2,429,258
Sasol Ltd.(a)	311,364	6,932,540
Shoprite Holdings Ltd.	172,778	2,351,730
Sibanye Stillwater Ltd.	396,720	1,460,054
Standard Bank Group Ltd.	354,207	3,430,475
Vodacom Group Ltd.	150,197	1,425,561
Woolworths Holdings Ltd.	341,500	1,172,671
		57,460,608
Taiwan-15.26%
Acer, Inc.	1,976,000	2,047,120
ASE Technology Holding Co. Ltd.	1,309,362	4,837,596
Asustek Computer, Inc.	367,641	4,767,580
AU Optronics Corp.	7,655,519	5,719,945
Catcher Technology Co. Ltd.	403,000	2,267,371
Cathay Financial Holding Co. Ltd.	2,193,339	5,071,833
Chailease Holding Co. Ltd.	310,438	2,859,209
China Development Financial Holding Corp.	6,317,000	4,188,798
China Steel Corp.	3,608,653	4,373,666
Chunghwa Telecom Co. Ltd.	936,599	3,974,297
Compal Electronics, Inc.	2,041,000	1,851,756
CTBC Financial Holding Co. Ltd.	2,734,838	2,741,176
Delta Electronics, Inc.	385,506	3,731,245
E.Sun Financial Holding Co. Ltd.	2,442,472	2,562,773
Eva Airways Corp.(a)	2,078,000	1,852,280
First Financial Holding Co. Ltd.	1,530,163	1,392,397
Formosa Chemicals & Fibre Corp.	647,920	1,839,616
Formosa Petrochemical Corp.	368,000	1,274,014
Formosa Plastics Corp.	905,280	3,426,815
Foxconn Technology Co. Ltd.	737,000	1,614,849
Fubon Financial Holding Co. Ltd.	2,382,440	6,542,653
Hon Hai Precision Industry Co. Ltd.	10,411,064	38,731,986
Innolux Corp.	7,421,746	4,646,927
Largan Precision Co. Ltd.	21,000	1,541,614
Lite-On Technology Corp.	736,313	1,684,662
	Shares	Value
Taiwan-(continued)
MediaTek, Inc.	178,091	$6,943,883
Mega Financial Holding Co. Ltd.	1,965,080	2,628,433
Micro-Star International Co. Ltd.	230,000	1,292,250
Nan Ya Plastics Corp.	680,940	2,120,331
Novatek Microelectronics Corp.	74,000	1,291,253
Pegatron Corp.	1,896,260	4,759,808
Powertech Technology, Inc.	403,200	1,433,998
President Chain Store Corp.	134,000	1,285,946
Quanta Computer, Inc.	817,000	2,767,508
Shin Kong Financial Holding Co. Ltd.	4,497,998	1,812,021
Taiwan Cement Corp.	1,699,821	2,865,773
Taiwan Mobile Co. Ltd.	341,400	1,224,437
Taiwan Semiconductor Manufacturing Co. Ltd.	2,430,000	55,338,341
Uni-President Enterprises Corp.	999,941	2,447,246
United Microelectronics Corp.	2,366,491	4,758,001
Walsin Technology Corp.(a)	108,000	587,927
Winbond Electronics Corp.	931,000	1,029,420
Wistron Corp.	1,496,875	1,696,328
Yageo Corp.(a)	85,000	1,436,042
Yuanta Financial Holding Co. Ltd.	2,868,257	2,631,969
Zhen Ding Technology Holding Ltd.	311,000	1,072,769
		216,965,862
Tanzania-0.18%
AngloGold Ashanti Ltd.	139,348	2,578,463
Thailand-4.41%
Advanced Info Service PCL, NVDR	477,429	3,170,868
Airports of Thailand PCL, NVDR(a)	567,346	1,089,638
Bangchak Corp. PCL, NVDR	1,307,683	1,089,900
Bangkok Bank PCL, Foreign Shares	284,082	1,163,078
Bangkok Bank PCL, NVDR	236,787	963,822
Bangkok Dusit Medical Services PCL, NVDR	1,905,662	1,283,955
Banpu PCL, NVDR	4,899,258	1,633,331
Charoen Pokphand Foods PCL, NVDR	2,644,752	2,015,412
CP ALL PCL, NVDR	1,655,535	3,136,314
Indorama Ventures PCL, NVDR	998,351	1,424,288
IRPC PCL, NVDR	12,199,202	1,398,790
Kasikornbank PCL, Foreign Shares	417,546	1,899,931
Kasikornbank PCL, NVDR	213,887	964,062
Krung Thai Bank PCL, NVDR	7,453,784	3,145,633
Land & Houses PCL, NVDR	4,095,387	1,208,762
Minor International PCL, NVDR(a)	1,204,840	1,108,440
PTT Exploration & Production PCL, NVDR	769,859	3,002,862
PTT Global Chemical PCL, NVDR	1,617,642	2,755,403
PTT PCL, NVDR	11,818,508	13,843,574
Siam Cement PCL (The), NVDR	526,820	6,106,074
Siam Commercial Bank PCL (The), NVDR	1,881,702	7,118,100
Thai Oil PCL, NVDR	1,078,519	1,705,203
TMBThanachart Bank PCL, NVDR	34,020,871	1,394,532
		62,621,972
Turkey-1.58%
Akbank T.A.S.	3,680,254	2,205,601
BIM Birlesik Magazalar A.S.	152,037	800,482
Eregli Demir ve Celik Fabrikalari TAS	1,024,359	2,083,002
Haci Omer Sabanci Holding A.S.	1,395,868	1,585,791
Is Yatirim Menkul Degerler A.S.	377,368	585,391
KOC Holding A.S.	879,082	2,136,578
Turk Hava Yollari AO(a)	1,521,468	3,271,912
Turkcell Iletisim Hizmetleri A.S.	1,049,080	1,461,541
Turkiye Garanti Bankasi A.S.	2,698,063	2,404,309

See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Emerging Markets ETF (PXH)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Turkey-(continued)
Turkiye Halk Bankasi A.S.(a)	1,366,790	$502,356
Turkiye Is Bankasi A.S., Class C	2,737,462	1,703,836
Turkiye Petrol Rafinerileri A.S.(a)	222,781	2,855,415
Yapi ve Kredi Bankasi A.S.	2,981,273	906,682
		22,502,896
United States-0.51%
JBS S.A.	1,094,640	7,233,695
Total Common Stocks & Other Equity Interests (Cost $1,238,944,957)		1,421,705,079
Money Market Funds-0.29%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(g)(h) (Cost $4,097,733)	4,097,733	4,097,733
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.29% (Cost $1,243,042,690)		1,425,802,812
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.77%
Invesco Private Government Fund, 0.02%(g)(h)(i)	3,304,751	$3,304,751
Invesco Private Prime Fund, 0.11%(g)(h)(i)	7,709,544	7,711,086
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,015,964)		11,015,837
TOTAL INVESTMENTS IN SECURITIES-101.06% (Cost $1,254,058,654)		1,436,818,649
OTHER ASSETS LESS LIABILITIES-(1.06)%		(15,132,447)
NET ASSETS-100.00%		$1,421,686,202

Investment Abbreviations:
ADR-American Depositary Receipt
CPO-Certificates of Ordinary Participation
NVDR-Non-Voting Depositary Receipt
Rts.-Rights

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2022.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2022 was $18,257,142, which represented 1.28% of the Fund’s Net Assets.
(d)	Each CPO for Cemex S.A.B. de C.V. represents two Series A shares and one Series B share.
(e)	Each CPO for Fomento Economico Mexicano, S.A.B. de C.V. represents one Series B share and four Series D shares.
(f)	Each CPO for Grupo Televisa S.A.B. represents twenty-five Series A shares, twenty-two Series B shares, thirty-five Series D shares and thirty-five Series L shares.
(g)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,123,231	$51,430,890	$(49,456,388)	$-	$-	$4,097,733	$703
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	10,330,294	17,180,428	(24,205,971)	-	-	3,304,751	183*
Invesco Private Prime Fund	24,104,019	12,314,442	(28,704,827)	(127)	(2,421)	7,711,086	2,357*
Total	$36,557,544	$80,925,760	$(102,367,186)	$(127)	$(2,421)	$15,113,570	$3,243

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.

Invesco FTSE RAFI Emerging Markets ETF (PXH)—(continued)
January 31, 2022
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Global Clean Energy ETF (PBD)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.07%
Austria-0.90%
Verbund AG	22,228	$2,348,286
Canada-6.90%
Ballard Power Systems, Inc.(a)(b)	198,502	2,069,615
Boralex, Inc., Class A	95,432	2,479,971
Canadian Solar, Inc.(a)(b)	82,766	2,316,620
Innergex Renewable Energy, Inc.	178,548	2,618,274
Li-Cycle Holdings Corp.(a)(b)	243,152	1,843,092
Lion Electric Co. (The)(a)(b)	266,002	2,332,838
Lithium Americas Corp.(a)(b)	87,013	2,277,130
Xebec Adsorption, Inc.(a)(b)	1,341,076	2,014,039
		17,951,579
Chile-0.92%
Sociedad Quimica y Minera de Chile S.A., ADR	44,298	2,398,737
China-10.16%
BYD Co. Ltd., H Shares	71,179	2,048,719
China Datang Corp. Renewable Power Co. Ltd., H Shares(b)	5,955,755	2,434,133
Daqo New Energy Corp., ADR(a)	61,294	2,459,115
Flat Glass Group Co. Ltd., H Shares	526,180	2,104,931
Ganfeng Lithium Co. Ltd., H Shares(c)	145,476	2,303,950
JinkoSolar Holding Co. Ltd., ADR(a)(b)	56,174	2,478,959
NIO, Inc., ADR(a)(b)	83,154	2,038,105
ReneSola Ltd., ADR(a)(b)	415,304	2,255,101
Xinjiang Goldwind Science & Technology Co. Ltd., H Shares(b)	1,127,185	1,960,386
Xinyi Energy Holdings Ltd.	4,410,666	2,209,664
Xinyi Solar Holdings Ltd.	1,294,859	2,073,682
XPeng, Inc., ADR(a)(b)	59,171	2,076,310
		26,443,055
Denmark-3.35%
NKT A/S(a)	53,920	2,263,909
Novozymes A/S, Class B	31,176	2,136,407
Orsted A/S(c)	19,765	2,101,441
Vestas Wind Systems A/S	82,968	2,226,562
		8,728,319
France-2.53%
McPhy Energy S.A.(a)(b)	106,298	1,987,594
Neoen S.A.(a)(b)(c)	61,868	2,203,967
Nexans S.A.	26,421	2,377,791
		6,569,352
Germany-7.87%
2G Energy AG	21,388	2,708,725
CropEnergies AG	179,514	2,460,964
Encavis AG(b)	144,410	2,245,326
Energiekontor AG	32,139	2,271,028
Lilium N.V.(a)(b)	365,167	1,855,048
Nordex SE(a)(b)	155,483	2,445,206
SFC Energy AG, Class BR(a)	85,722	2,211,448
SMA Solar Technology AG	60,316	2,114,071
VERBIO Vereinigte BioEnergie AG	34,409	2,156,203
		20,468,019
Hong Kong-1.00%
Cadeler A/S(a)	694,021	2,602,648
India-1.03%
Azure Power Global Ltd.(a)(b)	184,016	2,670,076
Ireland-0.82%
Kingspan Group PLC	22,047	2,126,340
	Shares	Value
Israel-2.29%
Electreon Wireless Ltd.(a)	38,728	$1,734,317
Enlight Renewable Energy Ltd.(a)	1,006,570	2,267,817
Gencell Ltd.(a)(b)	767,692	1,951,014
		5,953,148
Italy-1.84%
Prysmian S.p.A.	68,655	2,305,057
Terna Rete Elettrica Nazionale S.p.A.	316,604	2,474,702
		4,779,759
Japan-2.31%
Abalance Corp.(b)	83,402	1,364,327
GS Yuasa Corp.	114,608	2,449,053
RENOVA, Inc.(a)(b)	58,324	824,813
West Holdings Corp.	45,440	1,365,779
		6,003,972
Netherlands-2.75%
Alfen Beheer B.V.(a)(b)(c)	26,591	1,983,448
Fastned B.V., CVA(a)(b)	44,261	2,320,422
Signify N.V.	53,854	2,851,694
		7,155,564
New Zealand-1.73%
Mercury NZ Ltd.	608,363	2,223,600
Meridian Energy Ltd.	790,285	2,270,480
		4,494,080
Norway-2.14%
Aker Offshore Wind A/S(a)(b)	4,652,185	1,615,059
FREYR Battery S.A.(a)(b)	218,332	1,982,455
NEL ASA(a)(b)	1,449,097	1,959,550
		5,557,064
South Africa-0.87%
Scatec ASA(c)	154,024	2,269,963
South Korea-4.29%
CS Wind Corp.	48,178	1,958,190
Doosan Fuel Cell Co. Ltd.(a)(b)	59,101	1,713,692
Ecopro BM Co. Ltd.	5,802	1,644,330
Iljin Materials Co. Ltd.	24,980	2,023,006
Samsung SDI Co. Ltd.	4,349	2,150,943
SK IE Technology Co. Ltd.(a)(c)	17,184	1,681,734
		11,171,895
Spain-6.03%
Acciona S.A.	13,777	2,405,134
Corp ACCIONA Energias Renovables S.A.(a)	69,803	2,125,869
EDP Renovaveis S.A.	103,211	2,181,106
Grenergy Renovables S.A.(a)	74,941	2,108,623
Siemens Gamesa Renewable Energy S.A., Class R(a)	106,089	2,306,109
Solaria Energia y Medio Ambiente S.A.(a)	131,650	2,311,593
Wallbox N.V.(a)(b)	187,856	2,259,907
		15,698,341
Sweden-4.07%
Cell Impact AB(a)(b)	959,330	2,236,968
Eolus Vind AB, Class B(b)	203,263	2,450,927
Nibe Industrier AB, Class B	178,136	1,685,442
PowerCell Sweden AB(a)	117,261	1,875,886
SolTech Energy Sweden AB(a)(b)	1,075,772	2,327,165
		10,576,388
See accompanying notes which are an integral part of this schedule.

Invesco Global Clean Energy ETF (PBD)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Switzerland-1.93%
Gurit Holding AG, BR(b)	1,578	$2,440,042
Landis+Gyr Group AG(a)(b)	39,338	2,587,272
		5,027,314
Taiwan-2.61%
Motech Industries, Inc.	1,864,000	2,091,943
Sino-American Silicon Products, Inc.	306,000	2,379,024
United Renewable Energy Co. Ltd.(a)	3,233,141	2,331,744
		6,802,711
United Kingdom-2.94%
AFC Energy PLC(a)(b)	3,965,273	1,880,874
Ceres Power Holdings PLC(a)(b)	192,126	1,591,532
ITM Power PLC(a)(b)	486,588	1,793,349
Pod Point Group Holdings PLC(a)	781,473	2,382,110
		7,647,865
United States-28.79%
Ameresco, Inc., Class A(a)(b)	32,973	1,668,763
American Superconductor Corp.(a)	227,471	1,865,262
Arcosa, Inc.	47,658	2,223,722
Array Technologies, Inc.(a)(b)	149,894	1,579,883
Bloom Energy Corp., Class A(a)(b)	117,207	1,767,482
Canoo, Inc.(a)(b)	296,793	1,816,373
ChargePoint Holdings, Inc.(a)(b)	130,693	1,810,098
Enphase Energy, Inc.(a)	13,094	1,839,314
Eos Energy Enterprises, Inc.(a)(b)	316,690	1,311,097
EVgo, Inc.(a)(b)	236,471	1,950,886
First Solar, Inc.(a)(b)	27,407	2,148,161
Fisker, Inc.(a)(b)	149,095	1,760,812
FTC Solar, Inc.(a)(b)	318,313	1,343,281
FuelCell Energy, Inc.(a)(b)	398,600	1,690,064
Gevo, Inc.(a)(b)	516,508	1,766,457
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	48,475	2,010,743
Itron, Inc.(a)(b)	39,233	2,432,446
Joby Aviation, Inc.(a)(b)	383,590	1,591,898
Livent Corp.(a)(b)	103,727	2,386,758
Lordstown Motors Corp., Class A(a)(b)	621,554	1,864,662
Lucid Group, Inc.(a)(b)	62,416	1,834,406
Maxeon Solar Technologies Ltd.(a)(b)	163,788	1,806,582
MP Materials Corp.(a)(b)	59,781	2,387,653
	Shares	Value
United States-(continued)
Ormat Technologies, Inc.(b)	31,888	$2,173,486
Piedmont Lithium, Inc.(a)(b)	46,424	2,245,993
Plug Power, Inc.(a)(b)	84,295	1,843,532
Proterra, Inc., (Acquired 12/30/2021 - 12/30/2021; Cost $2,508,468)(a)(b)(d)	279,682	2,212,285
QuantumScape Corp.(a)(b)	108,505	1,810,948
Renewable Energy Group, Inc.(a)(b)	58,572	2,358,109
Rivian Automotive, Inc., Class A(a)(b)	22,955	1,509,062
Shoals Technologies Group, Inc., Class A(a)(b)	96,087	1,620,027
SolarEdge Technologies, Inc.(a)(b)	8,709	2,074,658
Stem, Inc.(a)(b)	137,453	1,687,923
Sunnova Energy International, Inc.(a)(b)	90,995	1,788,962
SunPower Corp.(a)(b)	120,441	2,021,000
Sunrun, Inc.(a)(b)	75,336	1,953,462
TPI Composites, Inc.(a)(b)	158,515	1,913,276
Universal Display Corp.	16,839	2,584,955
Wolfspeed, Inc.(a)(b)	23,916	2,253,844
		74,908,325
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.07% (Cost $355,009,980)		260,352,800
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-31.20%
Invesco Private Government Fund, 0.02%(e)(f)(g)	24,143,950	24,143,950
Invesco Private Prime Fund, 0.11%(e)(f)(g)	57,013,627	57,025,028
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $81,174,166)		81,168,978
TOTAL INVESTMENTS IN SECURITIES-131.27% (Cost $436,184,146)		341,521,778
OTHER ASSETS LESS LIABILITIES-(31.27)%		(81,344,552)
NET ASSETS-100.00%		$260,177,226

See accompanying notes which are an integral part of this schedule.

Invesco Global Clean Energy ETF (PBD)—(continued)
January 31, 2022
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt
BR-Bearer Shares
CVA-Dutch Certificates

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2022.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2022 was $12,544,503, which represented 4.82% of the Fund’s Net Assets.
(d)	Restricted security. The value of this security at January 31, 2022 represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$3,028,229	$(3,028,229)	$-	$-	$-	$12
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	38,817,582	24,282,600	(38,956,232)	-	-	24,143,950	1,683*
Invesco Private Prime Fund	90,917,942	46,659,835	(80,535,446)	(5,189)	(12,114)	57,025,028	20,868*
Total	$129,735,524	$73,970,664	$(122,519,907)	$(5,189)	$(12,114)	$81,168,978	$22,563

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Global Water ETF (PIO)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.81%
Brazil-2.35%
Cia de Saneamento Basico do Estado de Sao Paulo	1,074,041	$7,556,719
Canada-1.43%
Stantec, Inc.	86,458	4,583,946
Cayman Islands-0.06%
Consolidated Water Co. Ltd.	20,122	204,439
China-2.78%
Beijing Enterprises Water Group Ltd.	6,541,108	2,546,769
China Water Affairs Group Ltd.	1,519,574	1,777,180
Guangdong Investment Ltd.	3,248,135	4,623,588
		8,947,537
France-4.76%
Veolia Environnement S.A.	424,382	15,322,606
India-0.69%
Indian Energy Exchange Ltd.(a)	698,915	2,228,355
Italy-1.37%
ACEA S.p.A.	39,954	804,574
Hera S.p.A.	865,177	3,585,251
		4,389,825
Japan-7.43%
Kurita Water Industries Ltd.	150,737	6,171,774
METAWATER Co. Ltd.	55,412	973,559
Miura Co. Ltd.	97,393	2,878,905
Organo Corp.	15,244	1,115,087
TOTO Ltd.	295,685	12,770,376
		23,909,701
Netherlands-2.01%
Aalberts N.V.	58,000	3,561,744
Arcadis N.V.	65,897	2,889,896
		6,451,640
South Korea-1.29%
Coway Co. Ltd.	71,601	4,157,581
Spain-1.94%
Acciona S.A.	35,719	6,235,681
Switzerland-6.42%
Belimo Holding AG	4,044	2,227,478
Geberit AG	27,242	18,427,564
		20,655,042
	Shares	Value
Thailand-0.23%
TTW PCL, NVDR	2,071,502	$729,465
United Kingdom-12.49%
Genuit Group PLC	198,979	1,538,255
Halma PLC	224,182	7,580,296
HomeServe PLC	271,078	2,790,371
Pennon Group PLC	346,783	5,047,330
Severn Trent PLC	207,179	8,002,582
Spirax-Sarco Engineering PLC	36,434	6,518,987
United Utilities Group PLC	606,037	8,697,173
		40,174,994
United States-54.56%
A.O. Smith Corp.	122,414	9,354,878
Advanced Drainage Systems, Inc.	50,550	5,716,700
American Water Works Co., Inc.	80,478	12,940,862
Danaher Corp.	84,357	24,108,387
Ecolab, Inc.	122,511	23,209,709
Ferguson PLC	178,877	28,089,748
IDEX Corp.	37,793	8,142,124
Itron, Inc.(b)	48,563	3,010,906
Pentair PLC	368,197	23,454,149
Reliance Worldwide Corp. Ltd.	305,680	1,128,811
Roper Technologies, Inc.	29,228	12,777,312
Waters Corp.(b)	41,352	13,237,602
Xylem, Inc.	98,560	10,350,771
		175,521,959
Total Common Stocks & Other Equity Interests (Cost $271,963,888)		321,069,490
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $171,572)	171,572	171,572
TOTAL INVESTMENTS IN SECURITIES-99.86% (Cost $272,135,460)		321,241,062
OTHER ASSETS LESS LIABILITIES-0.14%		440,209
NET ASSETS-100.00%		$321,681,271
See accompanying notes which are an integral part of this schedule.

Invesco Global Water ETF (PIO)—(continued)
January 31, 2022
(Unaudited)
Investment Abbreviations:
NVDR-Non-Voting Depositary Receipt

Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2022 represented less than 1% of the Fund’s Net Assets.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$46,598	$3,178,509	$(3,053,535)	$-	$-	$171,572	$16
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,705,012	3,323,177	(6,028,189)	-	-	-	98*
Invesco Private Prime Fund	6,311,696	5,638,953	(11,949,770)	-	(879)	-	1,243*
Total	$9,063,306	$12,140,639	$(21,031,494)	$-	$(879)	$171,572	$1,357

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco International BuyBack AchieversTM ETF (IPKW)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Australia-5.02%
Brambles Ltd.	761,929	$5,225,700
McMillan Shakespeare Ltd.	70,175	556,264
		5,781,964
Belgium-1.55%
Euronav N.V.(a)	217,442	1,782,955
Canada-10.70%
CI Financial Corp.	140,662	2,609,071
Dream Office REIT	37,738	729,360
DREAM Unlimited Corp.	27,261	858,042
Home Capital Group, Inc.(b)	52,146	1,476,883
Mullen Group Ltd.	72,179	666,285
Onex Corp.	73,132	5,250,576
Trican Well Service Ltd.(b)	260,354	728,778
		12,318,995
Colombia-2.60%
Parex Resources, Inc.	140,650	2,990,389
Finland-0.46%
Rovio Entertainment OYJ(c)	66,819	525,452
France-4.94%
Vivendi SE	435,505	5,694,961
Germany-7.34%
Aroundtown S.A.	973,338	5,960,644
Scout24 SE(c)	42,154	2,490,254
		8,450,898
Hong Kong-0.84%
Skyworth Group Ltd.(b)	1,643,169	970,621
Indonesia-0.59%
PT Surya Citra Media Tbk(b)	33,541,055	683,726
Israel-3.15%
Gazit-Globe Ltd.	56,464	581,920
Paz Oil Co. Ltd.(b)	5,325	748,541
Plus500 Ltd.	116,403	2,302,090
		3,632,551
Italy-0.37%
Banca Monte dei Paschi di Siena S.p.A.(a)(b)	419,565	432,633
Japan-29.93%
Chugoku Marine Paints Ltd.	93,581	745,562
Enplas Corp.	17,994	456,876
G-7 Holdings, Inc.	35,460	427,425
Haseko Corp.	237,753	3,010,468
Hitachi Transport System Ltd.	62,758	2,881,299
Kohnan Shoji Co. Ltd.	47,767	1,417,222
Mirait Holdings Corp.	177,663	2,948,529
Nippon Soda Co. Ltd.	44,915	1,281,402
Obara Group, Inc.	21,899	631,707
Okamura Corp.	138,636	1,466,004
Round One Corp.	97,081	1,182,390
Ryoyo Electro Corp.(a)	37,808	714,418
Seino Holdings Co. Ltd.	291,026	2,886,288
Shinsei Bank Ltd.	181,055	3,340,620
SoftBank Group Corp.	124,804	5,513,574
Tamron Co. Ltd.	32,353	704,469
Tokyo Steel Manufacturing Co. Ltd.	203,511	1,948,206
Yamada Holdings Co. Ltd.	862,707	2,913,423
		34,469,882
	Shares	Value
Malaysia-0.21%
Berjaya Corp. Bhd.(b)	4,148,400	$239,077
Netherlands-2.25%
SBM Offshore N.V.	163,846	2,588,288
South Africa-1.18%
Barloworld Ltd.	158,319	1,361,318
South Korea-11.29%
KCC Corp.	5,685	1,825,788
Korean Reinsurance Co.	107,803	915,680
LX International Corp.	30,225	620,984
Mirae Asset Securities Co. Ltd.	404,789	2,884,976
POSCO	25,511	5,767,125
SK Networks Co. Ltd.	176,090	666,211
SK Securities Co. Ltd.	438,501	321,005
		13,001,769
Spain-6.14%
ACS Actividades de Construccion y Servicios S.A.(a)	219,693	5,535,376
CIE Automotive S.A.(a)	52,719	1,534,043
		7,069,419
Sweden-1.89%
Intrum AB(a)	72,175	2,173,407
Thailand-2.09%
Supalai PCL, NVDR	1,585,500	1,080,969
Thanachart Capital PCL, NVDR	1,085,051	1,322,717
		2,403,686
United Kingdom-7.45%
abrdn PLC	1,804,731	5,875,560
Quilter PLC(c)	1,463,837	2,704,743
		8,580,303
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $125,962,936)		115,152,294
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.62%
Invesco Private Government Fund, 0.02%(d)(e)(f)	2,631,979	2,631,979
Invesco Private Prime Fund, 0.11%(d)(e)(f)	6,140,056	6,141,284
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,773,415)		8,773,263
TOTAL INVESTMENTS IN SECURITIES-107.61% (Cost $134,736,351)		123,925,557
OTHER ASSETS LESS LIABILITIES-(7.61)%		(8,764,705)
NET ASSETS-100.00%		$115,160,852
See accompanying notes which are an integral part of this schedule.

Invesco International BuyBack AchieversTM ETF (IPKW)—(continued)
January 31, 2022
(Unaudited)
Investment Abbreviations:
NVDR-Non-Voting Depositary Receipt
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at January 31, 2022.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2022 was $5,720,449, which represented 4.97% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$354,727	$8,761,606	$(9,116,333)	$-	$-	$-	$57
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,468,349	7,924,834	(8,761,204)	-	-	2,631,979	101*
Invesco Private Prime Fund	8,092,804	10,911,780	(12,862,755)	(152)	(393)	6,141,284	1,230*
Total	$11,915,880	$27,598,220	$(30,740,292)	$(152)	$(393)	$8,773,263	$1,388

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco MSCI Global Timber ETF (CUT)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.26%
Austria-4.48%
Mondi PLC	163,642	$4,083,802
Brazil-4.67%
Dexco S.A.	114,396	322,075
Klabin S.A.	239,234	1,120,931
Suzano S.A.	252,353	2,813,427
		4,256,433
Canada-5.49%
Canfor Corp.(a)	20,867	473,847
Cascades, Inc.	29,039	290,436
Interfor Corp.	21,814	649,720
Stella-Jones, Inc.	19,569	613,166
West Fraser Timber Co. Ltd.(b)	32,193	2,978,321
		5,005,490
Chile-0.76%
Empresas CMPC S.A.	375,732	691,477
China-1.48%
Chengxin Lithium Group Co. Ltd.(a)	17,900	126,628
Greatview Aseptic Packaging Co. Ltd.	267,673	103,306
Lee & Man Paper Manufacturing Ltd.	435,221	297,622
Shandong Sun Paper Industry JSC Ltd., A Shares	53,800	94,635
Yunnan Energy New Material Co. Ltd., A Shares	17,800	728,646
		1,350,837
Finland-11.50%
Huhtamaki OYJ	32,391	1,273,833
Metsa Board OYJ	59,278	638,333
Stora Enso OYJ, Class R	196,063	3,986,368
UPM-Kymmene OYJ	126,172	4,586,160
		10,484,694
Germany-0.19%
Mercer International, Inc.	14,336	174,182
Hong Kong-0.60%
Nine Dragons Paper Holdings Ltd.(a)	548,848	547,401
Indonesia-0.78%
PT Indah Kiat Pulp & Paper Corp. Tbk	913,631	482,289
PT Pabrik Kertas Tjiwi Kimia Tbk	467,878	228,770
		711,059
Ireland-4.79%
Smurfit Kappa Group PLC	82,932	4,362,346
Japan-3.50%
Daiken Corp.	3,170	58,279
Daio Paper Corp.	28,202	458,409
Hokuetsu Corp.	40,844	269,649
Nippon Paper Industries Co. Ltd.	33,028	333,716
Oji Holdings Corp.	271,039	1,432,206
Pack Corp. (The)	4,291	100,466
Rengo Co. Ltd.	58,863	437,519
Tokushu Tokai Paper Co. Ltd.	2,689	96,850
		3,187,094
Norway-0.11%
Elopak ASA(a)	40,462	102,552
Portugal-0.54%
Altri SGPS S.A.	23,979	154,204
	Shares	Value
Portugal-(continued)
Navigator Co. S.A. (The)	71,257	$269,379
Semapa-Sociedade de Investimento e Gestao	5,429	72,701
		496,284
Russia-0.19%
Segezha Group PJSC(c)	1,310,077	168,951
South Africa-0.58%
Sappi Ltd.(a)	189,361	526,630
South Korea-0.21%
Dongwha Enterprise Co. Ltd.(a)	1,687	99,037
Kuk-il Paper Manufacturing Co. Ltd.(a)	29,836	87,737
		186,774
Spain-0.24%
Ence Energia y Celulosa S.A.(a)	49,350	133,560
Miquel y Costas & Miquel S.A.	6,353	89,636
		223,196
Sweden-6.65%
BillerudKorsnas AB	62,587	996,489
Holmen AB, Class B	31,331	1,517,186
Svenska Cellulosa AB S.C.A., Class B	204,190	3,549,107
		6,062,782
Switzerland-2.74%
SIG Combibloc Group AG	108,064	2,494,937
Taiwan-1.26%
Cheng Loong Corp.	240,000	296,663
Chung Hwa Pulp Corp.(a)	129,000	102,534
Longchen Paper & Packaging Co. Ltd.	214,000	172,881
Shihlin Paper Corp.(a)	48,000	109,848
YFY, Inc.	388,000	463,084
		1,145,010
Thailand-0.97%
Polyplex Thailand PCL, NVDR	91,431	65,906
SCG Packaging PCL, NVDR	436,076	819,177
		885,083
United Kingdom-2.59%
DS Smith PLC	462,897	2,360,187
United States-45.94%
Amcor PLC	386,437	4,641,108
Avery Dennison Corp.	21,135	4,341,552
CatchMark Timber Trust, Inc., Class A	16,331	133,914
Clearwater Paper Corp.(a)	5,574	176,250
Glatfelter Corp.	14,871	258,161
Graphic Packaging Holding Co.	103,482	1,956,845
International Paper Co.	95,635	4,614,389
Louisiana-Pacific Corp.	32,093	2,132,259
Neenah, Inc.	5,632	259,635
Packaging Corp. of America	32,014	4,822,269
Pactiv Evergreen, Inc.	14,791	161,961
PotlatchDeltic Corp.	22,392	1,204,466
Ranpak Holdings Corp.(a)(b)	13,105	352,000
Rayonier, Inc.	47,630	1,740,400
Schweitzer-Mauduit International, Inc., Class A	10,507	318,047
Sealed Air Corp.	50,517	3,431,115
Sonoco Products Co.	33,138	1,876,936
Sylvamo Corp.(a)	11,819	352,088
See accompanying notes which are an integral part of this schedule.

Invesco MSCI Global Timber ETF (CUT)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
United States-(continued)
WestRock Co.	89,987	$4,153,800
Weyerhaeuser Co.	122,429	4,949,804
		41,876,999
Total Common Stocks & Other Equity Interests (Cost $68,046,253)		91,384,200
Exchange-Traded Funds-0.34%
India-0.34%
Invesco India ETF(a)(d) (Cost $304,954)	11,834	314,074
Money Market Funds-0.22%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $200,055)	200,055	200,055
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.82% (Cost $68,551,262)		91,898,329
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.07%
Invesco Private Government Fund, 0.02%(d)(e)(f)	838,507	$838,507
Invesco Private Prime Fund, 0.11%(d)(e)(f)	1,956,125	1,956,516
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,795,044)		2,795,023
TOTAL INVESTMENTS IN SECURITIES-103.89% (Cost $71,346,306)		94,693,352
OTHER ASSETS LESS LIABILITIES-(3.89)%		(3,544,516)
NET ASSETS-100.00%		$91,148,836

Investment Abbreviations:
ETF-Exchange-Traded Fund
NVDR-Non-Voting Depositary Receipt

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at January 31, 2022.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2022 represented less than 1% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Invesco India ETF	$260,608	$77,439	$(21,996)	$(18,982)	$17,005	$314,074	$3,325
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	223,357	1,764,448	(1,787,750)	-	-	200,055	20
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,598,882	2,960,106	(3,720,481)	-	-	838,507	33*
Invesco Private Prime Fund	3,730,724	5,831,268	(7,605,063)	(21)	(392)	1,956,516	422*
Total	$5,813,571	$10,633,261	$(13,135,290)	$(19,003)	$16,613	$3,309,152	$3,800

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco MSCI Green Building ETF (GBLD)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.80%
Australia-2.30%
Cromwell Property Group	22,831	$13,586
GDI Property Group	7,749	5,624
Growthpoint Properties Australia Ltd.	4,905	13,678
Vicinity Centres	61,473	71,078
		103,966
Austria-0.55%
CA Immobilien Anlagen AG(a)	676	24,636
Belgium-0.30%
Befimmo S.A.	362	13,532
Canada-0.53%
First Capital REIT	1,721	24,033
China-1.05%
China Evergrande Group	63,000	13,486
Guangzhou R&F Properties Co. Ltd., H Shares	26,995	12,034
Shimao Group Holdings Ltd.	19,822	14,602
SOHO China Ltd.(b)	33,000	7,195
		47,317
Finland-0.17%
Citycon OYJ	990	7,916
France-9.22%
Covivio	826	68,750
Gecina S.A.	729	98,453
Klepierre S.A.	3,229	85,452
Mercialys S.A.	1,119	12,345
Unibail-Rodamco-Westfield(b)	1,982	150,996
		415,996
Germany-0.33%
Deutsche EuroShop AG	785	14,707
Hong Kong-10.28%
Champion REIT	33,401	16,897
Henderson Land Development Co. Ltd.	23,076	100,943
Mapletree North Asia Commercial Trust(c)	36,000	28,870
Sun Hung Kai Properties Ltd.	20,716	252,270
Swire Properties Ltd.	18,656	49,821
Yuexiu REIT	36,625	15,359
		464,160
Japan-24.04%
AEON REIT Investment Corp.	24	30,478
CRE Logistics REIT, Inc.	9	15,606
Frontier Real Estate Investment Corp.	8	33,672
Fukuoka REIT Corp.	10	14,034
Global One Real Estate Investment Corp.	15	14,758
GLP J-Reit	68	109,437
Hulic Reit, Inc.	19	27,241
Isetan Mitsukoshi Holdings Ltd.	5,391	42,453
Itochu Advance Logistics Investment Corp.	9	12,280
Japan Excellent, Inc.	19	21,750
Japan Metropolitan Fund Investment Corp.	111	93,434
Japan Real Estate Investment Corp.	20	109,705
LaSalle Logiport REIT	28	44,678
Mitsubishi Estate Logistics REIT Investment Corp.	6	23,484
Mori Hills REIT Investment Corp.	24	29,415
Nippon Building Fund, Inc.	24	138,638
Nippon Prologis REIT, Inc.	33	102,886
Nomura Real Estate Master Fund, Inc.	67	92,715
One REIT, Inc.	4	10,341
ORIX JREIT, Inc.	42	60,151
	Shares	Value
Japan-(continued)
Sekisui House REIT, Inc.	65	$44,191
SOSiLA Logistics REIT, Inc.	10	13,925
		1,085,272
Netherlands-0.54%
Eurocommercial Properties N.V.	669	16,169
Wereldhave N.V.	544	8,340
		24,509
Singapore-8.62%
Ascendas India Trust	13,800	13,289
CapitaLand Integrated Commercial Trust	77,158	110,920
City Developments Ltd.	6,550	34,200
Frasers Centrepoint Trust	16,200	27,151
Frasers Logistics & Commercial Trust(c)	43,800	44,464
Keppel REIT	29,300	24,350
Manulife US REIT(c)	22,800	14,721
Mapletree Commercial Trust	34,300	45,727
OUE Commercial REIT	34,600	10,491
Prime US REIT(c)	8,300	6,443
SPH REIT	15,500	11,023
Starhill Global REIT	22,900	10,500
Suntec REIT	31,700	35,721
		389,000
Spain-2.43%
Inmobiliaria Colonial SOCIMI S.A.	4,636	40,991
Lar Espana Real Estate SOCIMI S.A.	905	5,424
Merlin Properties SOCIMI S.A.	5,597	63,372
		109,787
Sweden-1.67%
Fabege AB	4,204	62,748
Platzer Fastigheter Holding AB, Class B	953	12,584
		75,332
United Kingdom-5.47%
Berkeley Group Holdings PLC	1,785	101,341
Hammerson PLC	50,088	26,256
Land Securities Group PLC	11,191	119,366
		246,963
United States-32.30%
Alexandria Real Estate Equities, Inc.	2,300	448,132
Boston Properties, Inc.	2,357	264,172
Brandywine Realty Trust	2,715	34,915
Cousins Properties, Inc.	2,362	91,079
Douglas Emmett, Inc.	2,788	87,041
Empire State Realty Trust, Inc., Class A	2,328	20,766
Highwoods Properties, Inc.	1,656	71,407
JBG SMITH Properties	1,887	51,704
KB Home	1,317	55,643
Kilroy Realty Corp.	1,665	106,560
Meritage Homes Corp.(b)	598	61,014
Paramount Group, Inc.	2,783	24,184
Piedmont Office Realty Trust, Inc., Class A	1,972	35,023
Vornado Realty Trust	2,587	106,093
		1,457,733
TOTAL INVESTMENTS IN SECURITIES-99.80% (Cost $4,958,542)		4,504,859
OTHER ASSETS LESS LIABILITIES-0.20%		8,881
NET ASSETS-100.00%		$4,513,740
See accompanying notes which are an integral part of this schedule.

Invesco MSCI Green Building ETF (GBLD)—(continued)
January 31, 2022
(Unaudited)
Investment Abbreviations:
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at January 31, 2022.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2022 was $94,498, which represented 2.09% of the Fund’s Net Assets.
Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended January 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Invesco Office J-Reit, Inc.	$9,945	$-	$(10,015)	$371	$(301)	$-	$-
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	27,437	(27,437)	-	-	-	-
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	57,646	118,023	(175,669)	-	-	-	2*
Invesco Private Prime Fund	134,510	265,549	(400,028)	-	(31)	-	20*
Total	$202,101	$411,009	$(613,149)	$371	$(332)	$-	$22

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco S&P Global Water Index ETF (CGW)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Brazil-1.06%
Cia de Saneamento Basico do Estado de Sao Paulo, ADR(a)	1,710,233	$12,091,347
Canada-2.75%
Stantec, Inc.	590,762	31,321,813
China-2.99%
Beijing Enterprises Water Group Ltd.	21,019,645	8,183,963
China Water Affairs Group Ltd.	3,746,486	4,381,609
Guangdong Investment Ltd.	15,094,121	21,485,867
		34,051,439
France-9.88%
Suez S.A.	1,977,454	44,002,018
Veolia Environnement S.A.	1,901,892	68,669,127
		112,671,145
Italy-2.55%
ACEA S.p.A.	239,408	4,821,078
Interpump Group S.p.A.	395,621	24,296,000
		29,117,078
Japan-2.52%
Kurita Water Industries Ltd.(a)	547,677	22,424,080
METAWATER Co. Ltd.	105,709	1,857,251
Nihon Trim Co. Ltd.(a)	20,722	560,544
Nomura Micro Science Co. Ltd.(a)	42,240	1,554,054
Organo Corp.	32,273	2,360,745
		28,756,674
Netherlands-2.46%
Aalberts N.V.	455,789	27,989,714
Spain-0.32%
Fomento de Construcciones y Contratas S.A.(a)	304,335	3,683,176
Switzerland-7.24%
Geberit AG	79,353	53,677,501
Georg Fischer AG	19,817	28,820,313
		82,497,814
United Kingdom-15.92%
Halma PLC	1,558,718	52,705,140
Pennon Group PLC	1,544,276	22,476,505
Severn Trent PLC(a)	1,375,453	53,128,819
United Utilities Group PLC	3,705,557	53,178,056
		181,488,520
United States-52.23%
Advanced Drainage Systems, Inc.(a)	236,270	26,719,774
American States Water Co.	182,684	16,848,945
American Water Works Co., Inc.	669,744	107,694,835
	Shares	Value
United States-(continued)
Artesian Resources Corp., Class A	42,607	$2,053,657
Badger Meter, Inc.	126,507	12,798,713
California Water Service Group	253,429	15,735,407
Energy Recovery, Inc.(a)(b)	166,560	3,261,245
Essential Utilities, Inc.	1,121,758	54,674,485
Evoqua Water Technologies Corp.(b)	526,024	21,303,972
Forterra, Inc.(a)(b)	129,552	3,040,585
Franklin Electric Co., Inc.	167,467	14,536,136
Gorman-Rupp Co. (The)	98,284	3,942,171
Lindsay Corp.	46,439	5,862,924
Middlesex Water Co.	88,208	8,930,178
Montrose Environmental Group, Inc.(a)(b)	116,265	5,321,449
Mueller Water Products, Inc., Class A	691,369	8,884,092
Olin Corp.	627,594	31,800,188
Pentair PLC	758,981	48,347,090
Pure Cycle Corp.(b)	93,547	1,199,272
Reliance Worldwide Corp. Ltd.	3,921,059	14,479,628
Select Energy Services, Inc., Class A(a)(b)	313,870	2,093,513
SJW Group	133,193	9,171,670
Tetra Tech, Inc.	259,259	36,086,260
TETRA Technologies, Inc.(b)	633,704	1,856,753
Watts Water Technologies, Inc., Class A	116,999	17,925,417
Xylem, Inc.	843,783	88,614,091
York Water Co. (The)	65,307	2,966,244
Zurn Water Solutions Corp.	957,254	29,234,537
		595,383,231
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $848,393,349)		1,139,051,951
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.52%
Invesco Private Government Fund, 0.02%(c)(d)(e)	5,210,805	5,210,805
Invesco Private Prime Fund, 0.11%(c)(d)(e)	12,156,113	12,158,544
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $17,369,567)		17,369,349
TOTAL INVESTMENTS IN SECURITIES-101.44% (Cost $865,762,916)		1,156,421,300
OTHER ASSETS LESS LIABILITIES-(1.44)%		(16,385,297)
NET ASSETS-100.00%		$1,140,036,003
See accompanying notes which are an integral part of this schedule.

Invesco S&P Global Water Index ETF (CGW)—(continued)
January 31, 2022
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at January 31, 2022.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$198,686	$20,385,015	$(20,583,701)	$-	$-	$-	$154
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	9,367,167	20,932,455	(25,088,817)	-	-	5,210,805	287*
Invesco Private Prime Fund	21,856,724	46,572,934	(56,268,614)	(218)	(2,282)	12,158,544	3,553*
Total	$31,422,577	$87,890,404	$(101,941,132)	$(218)	$(2,282)	$17,369,349	$3,994

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco S&P International Developed Quality ETF (IDHQ)
January 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.82%
Australia-7.99%
Ampol Ltd.	5,544	$117,032
ASX Ltd.(a)	6,365	377,348
Bendigo & Adelaide Bank Ltd.	13,999	85,116
BHP Group Ltd.(a)	76,831	2,457,098
Boral Ltd.(b)	16,369	68,050
Cochlear Ltd.	1,828	249,374
CSL Ltd.	11,146	2,062,642
Domino’s Pizza Enterprises Ltd.	1,621	119,445
Fortescue Metals Group Ltd.	55,816	787,500
JB Hi-Fi Ltd.	3,529	115,187
Magellan Financial Group Ltd.(a)	3,646	48,295
Mineral Resources Ltd.	3,848	151,841
Rio Tinto PLC	31,176	2,191,019
SEEK Ltd.	11,116	229,635
Sonic Healthcare Ltd.	11,366	302,805
Transurban Group	75,494	664,677
Woolworths Group Ltd.	28,783	700,637
		10,727,701
Austria-0.31%
Mondi PLC	10,195	254,423
Oesterreichische Post AG	1,651	69,194
Wienerberger AG	2,516	90,723
		414,340
Belgium-0.79%
KBC Group N.V.	7,819	677,243
Sofina S.A.	400	159,051
Solvay S.A., Class A	1,829	219,797
		1,056,091
Brazil-0.32%
Wheaton Precious Metals Corp.	10,695	430,979
Canada-5.64%
Canadian National Railway Co.	14,168	1,725,938
Canadian Pacific Railway Ltd.	16,112	1,152,088
CGI, Inc., Class A(b)	5,155	439,906
Constellation Software, Inc.	554	953,688
Fairfax Financial Holdings Ltd.	630	304,053
Franco-Nevada Corp.	4,471	590,848
Gildan Activewear, Inc.	6,196	246,515
Onex Corp.	1,786	128,228
Pan American Silver Corp.	5,031	108,824
Sun Life Financial, Inc.(a)	14,152	801,071
Thomson Reuters Corp.	5,917	634,875
Toromont Industries Ltd.	1,947	164,250
West Fraser Timber Co. Ltd.(a)	3,458	319,915
		7,570,199
China-0.58%
BOC Hong Kong Holdings Ltd.	101,439	390,905
Chow Tai Fook Jewellery Group Ltd.	59,710	104,449
ENN Energy Holdings Ltd.	18,091	287,529
		782,883
Denmark-6.34%
AP Moller - Maersk A/S, Class B	169	605,151
Chr. Hansen Holding A/S	3,216	257,199
Coloplast A/S, Class B	3,912	567,282
Demant A/S(b)	2,390	105,491
DSV A/S	4,638	941,104
GN Store Nord A/S	3,841	231,816
Novo Nordisk A/S, Class B	49,231	4,917,823
	Shares	Value
Denmark-(continued)
Novozymes A/S, Class B	5,630	$385,809
Pandora A/S	4,018	434,658
Rockwool International A/S, Class B	165	62,961
		8,509,294
Finland-1.42%
Elisa OYJ	3,635	213,252
Kesko OYJ, Class B	6,361	201,199
Kone OYJ, Class B	11,640	755,108
Neste OYJ	9,945	445,329
Orion OYJ, Class B	3,635	147,332
Wartsila OYJ Abp	11,262	139,223
		1,901,443
France-6.88%
BioMerieux	1,239	144,784
Kering S.A.	1,717	1,279,174
L’Oreal S.A.	5,755	2,458,187
LVMH Moet Hennessy Louis Vuitton SE	6,088	4,994,846
Publicis Groupe S.A.	5,425	366,468
		9,243,459
Germany-6.79%
adidas AG	5,175	1,405,335
BASF SE	22,215	1,683,441
Continental AG(b)	2,613	249,622
Deutsche Post AG	22,747	1,352,576
Hapag-Lloyd AG(c)	278	82,494
HeidelbergCement AG	3,582	245,985
Henkel AG & Co. KGaA, Preference Shares	3,882	315,326
Knorr-Bremse AG	1,642	165,285
Merck KGaA	2,906	631,654
SAP SE	24,159	2,984,612
		9,116,330
Hong Kong-1.35%
Bank of East Asia Ltd. (The)	48,505	82,609
Hong Kong Exchanges & Clearing Ltd.	28,382	1,601,710
Orient Overseas International Ltd.	5,116	126,475
		1,810,794
Ireland-0.25%
Kingspan Group PLC	3,534	340,839
Israel-0.73%
Check Point Software Technologies Ltd.(b)	2,983	360,973
Cognyte Software Ltd.(b)	3,542	38,431
Harel Insurance Investments & Financial Services Ltd.	7,078	81,729
Israel Discount Bank Ltd., Class A	34,617	230,964
Maytronics Ltd.	3,068	65,443
Phoenix Holdings Ltd. (The)	6,367	75,570
ZIM Integrated Shipping Services Ltd.	1,809	120,696
		973,806
Italy-1.08%
DiaSorin S.p.A.	650	99,958
Ferrari N.V.	3,307	758,895
FinecoBank Banca Fineco S.p.A.	20,723	346,912
Recordati Industria Chimica e Farmaceutica S.p.A.	2,552	142,122
Telecom Italia S.p.A.	232,072	108,898
		1,456,785
Japan-12.42%
Advantest Corp.	4,692	399,475
See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Quality ETF (IDHQ)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Japan-(continued)
Astellas Pharma, Inc.	40,089	$643,825
BayCurrent Consulting, Inc.	475	179,651
Benefit One, Inc.	3,005	91,201
Bridgestone Corp.	13,650	598,485
Casio Computer Co. Ltd.	5,182	64,874
Chugai Pharmaceutical Co. Ltd.	14,487	469,818
CyberAgent, Inc.(a)	14,365	167,179
Daito Trust Construction Co. Ltd.	1,673	191,334
Disco Corp.	788	215,969
Ebara Corp.	1,848	90,526
Freee KK(b)	1,195	47,526
GMO Payment Gateway, Inc.	1,310	114,371
Hoshizaki Corp.	1,483	109,773
Hoya Corp.	8,795	1,137,462
Iida Group Holdings Co. Ltd.	4,360	90,686
Japan Exchange Group, Inc.	13,910	286,586
Japan Tobacco, Inc.	26,157	523,557
JCR Pharmaceuticals Co. Ltd.(a)	3,300	57,872
JustSystems Corp.	1,428	61,703
Kakaku.com, Inc.	3,945	81,528
Kao Corp.	10,103	504,891
Kawasaki Kisen Kaisha Ltd.(a)(b)	1,800	111,923
Kobe Bussan Co. Ltd.(a)	3,306	102,818
Kyowa Kirin Co. Ltd.	7,378	184,815
Lawson, Inc.(a)	1,440	63,288
M3, Inc.	13,098	501,389
Mitsui OSK Lines Ltd.	2,750	212,232
MonotaRO Co. Ltd.(a)	5,755	93,677
Murata Manufacturing Co. Ltd.	14,120	1,057,566
Nabtesco Corp.	3,611	112,560
Nifco, Inc.	2,420	70,519
Nihon M&A Center Holdings, Inc.	11,291	177,650
Nihon Unisys Ltd.	2,479	65,296
Nintendo Co. Ltd.	3,094	1,515,679
Nippon Shinyaku Co. Ltd.	1,436	93,932
Nippon Yusen K.K.	5,270	411,905
Nissan Chemical Corp.	3,397	184,645
NOF Corp.	1,891	86,443
Obic Co. Ltd.	1,556	256,306
Persol Holdings Co. Ltd.	4,116	105,870
Pigeon Corp.	3,693	72,097
Pola Orbis Holdings, Inc.	3,880	57,706
Rakus Co. Ltd.	2,880	58,287
SCREEN Holdings Co. Ltd.	1,030	103,215
SCSK Corp.(a)	4,172	70,535
Sega Sammy Holdings, Inc.(a)	4,190	70,201
Seria Co. Ltd.	2,360	59,069
SG Holdings Co. Ltd.	12,686	269,645
Shimadzu Corp.	6,235	225,235
Shimano, Inc.	1,995	448,615
Square Enix Holdings Co. Ltd.	1,992	97,391
Sumitomo Dainippon Pharma Co. Ltd.	5,877	64,140
Sumitomo Rubber Industries Ltd.	6,635	69,002
Takara Bio, Inc.	3,060	61,311
Tokyo Electron Ltd.	3,745	1,818,071
Trend Micro, Inc.(b)	4,723	250,822
Unicharm Corp.	12,030	464,976
USS Co. Ltd.	5,030	82,198
Workman Co. Ltd.(a)	1,378	60,706
Yakult Honsha Co. Ltd.	3,675	186,346
Yamaha Motor Co. Ltd.	7,185	171,272
Yamato Holdings Co. Ltd.	8,260	176,022
	Shares	Value
Japan-(continued)
Yokohama Rubber Co. Ltd. (The)	4,234	$61,658
ZOZO, Inc.	5,348	142,262
		16,677,587
Luxembourg-0.37%
ArcelorMittal S.A.	16,795	499,938
Netherlands-5.95%
ASM International N.V.	983	340,709
ASML Holding N.V.	8,928	6,093,446
Koninklijke Philips N.V.	27,257	902,323
Wolters Kluwer N.V.	6,440	654,677
		7,991,155
New Zealand-0.33%
a2 Milk Co. Ltd. (The)(b)	20,638	75,791
Fisher & Paykel Healthcare Corp. Ltd.	13,277	244,003
Spark New Zealand Ltd.	45,521	129,597
		449,391
Norway-0.38%
Aker ASA, Class A(a)	759	64,633
Aker BP ASA	2,551	87,722
Gjensidige Forsikring ASA	5,381	130,955
Schibsted ASA, Class A	3,170	93,572
TOMRA Systems ASA	2,806	139,826
		516,708
Singapore-0.25%
Singapore Exchange Ltd.	19,885	137,203
Singapore Technologies Engineering Ltd.	41,549	114,882
Venture Corp. Ltd.	6,445	84,189
		336,274
South Korea-1.53%
Coway Co. Ltd.	1,154	67,008
Fila Holdings Corp.	2,293	56,302
Hansol Chemical Co. Ltd.	263	47,064
Hyosung TNC Corp.	146	51,612
KMW Co. Ltd.(b)	2,085	56,938
KT&G Corp.(b)	2,466	160,640
Kumho Petrochemical Co. Ltd.	471	58,482
LEENO Industrial, Inc.	401	62,391
Meritz Fire & Marine Insurance Co. Ltd.	2,650	102,181
NAVER Corp.	4,007	1,061,589
Orion Corp.	829	67,549
Samsung Electro-Mechanics Co. Ltd.	1,245	189,656
S-Oil Corp.	946	70,626
		2,052,038
Spain-1.32%
Industria de Diseno Textil S.A.	31,863	960,628
Telefonica S.A.	175,663	818,823
		1,779,451
Sweden-6.22%
AAK AB	3,875	72,388
Alfa Laval AB	6,444	217,812
Assa Abloy AB, Class B	21,086	577,103
Atlas Copco AB, Class A	15,664	919,703
Axfood AB	3,024	76,773
Boliden AB	6,108	246,501
Electrolux AB, Class B(a)	8,977	185,847
Elekta AB, Class B(a)	7,781	79,344
Epiroc AB, Class A	19,823	420,929
Getinge AB, Class B	5,517	216,039

See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Quality ETF (IDHQ)—(continued)
January 31, 2022
(Unaudited)
	Shares	Value
Sweden-(continued)
Husqvarna AB, Class B	10,486	$146,288
Indutrade AB	6,196	153,388
Investment AB Latour, Class B	3,084	95,521
Investor AB, Class B	44,695	971,820
Lifco AB, Class B	4,898	114,154
Nibe Industrier AB, Class B	32,881	311,105
Sandvik AB	26,921	707,354
Securitas AB, Class B	7,147	86,236
Skanska AB, Class B	10,916	266,651
SKF AB, Class B	10,610	232,982
SSAB AB, Class A(b)	13,604	80,524
Sweco AB, Class B	4,906	68,824
Tele2 AB, Class B	12,194	176,829
Telefonaktiebolaget LM Ericsson, Class B	71,770	889,844
Trelleborg AB, Class B	5,428	136,577
Volvo AB, Class B	39,968	900,350
		8,350,886
Switzerland-14.19%
EMS-Chemie Holding AG	185	186,252
Geberit AG	1,178	796,846
Kuehne + Nagel International AG, Class R	2,118	597,397
Logitech International S.A., Class R(a)	7,395	618,398
Nestle S.A.	53,209	6,822,622
Partners Group Holding AG	967	1,339,043
Roche Holding AG	17,661	6,796,636
Schindler Holding AG, PC	1,067	265,954
Sika AG	3,090	1,076,381
Straumann Holding AG, Class R	343	564,350
		19,063,879
United Kingdom-14.36%
abrdn PLC	54,152	176,300
Admiral Group PLC	8,937	378,618
Ashtead Group PLC	10,435	743,626
Auto Trader Group PLC(c)	34,413	310,377
B&M European Value Retail S.A.	22,378	170,798
Barratt Developments PLC	23,757	196,364
Burberry Group PLC	10,823	272,521
Diageo PLC	57,519	2,892,350
GlaxoSmithKline PLC	111,886	2,470,061
Halma PLC	9,196	310,946
Hargreaves Lansdown PLC	17,303	312,626
Imperial Brands PLC	29,432	693,949
Intertek Group PLC	4,337	313,123
	Shares	Value
United Kingdom-(continued)
Lloyds Banking Group PLC	2,526,817	$1,754,959
Melrose Industries PLC	102,166	207,486
Next PLC	3,457	350,943
Pearson PLC	17,366	143,833
Persimmon PLC	8,735	282,987
RELX PLC	47,266	1,445,263
Rightmove PLC	20,658	181,277
Sage Group PLC (The)	30,970	301,093
Schroders PLC	3,916	179,118
Spirax-Sarco Engineering PLC	1,849	330,834
SSE PLC	26,045	554,973
St James’s Place PLC	13,211	271,804
Tesco PLC	264,423	1,055,965
Unilever PLC	58,763	2,980,334
		19,282,528
United States-2.03%
Avast PLC(c)	16,118	132,807
Ferguson PLC	5,571	874,836
Inmode Ltd.(b)	1,345	64,869
James Hardie Industries PLC, CDI	14,970	500,881
Oracle Corp.(a)	1,195	88,875
Stellantis N.V.	55,445	1,069,243
		2,731,511
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.82% (Cost $131,051,872)		134,066,289
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.74%
Invesco Private Government Fund, 0.02%(d)(e)(f)	1,508,575	1,508,575
Invesco Private Prime Fund, 0.11%(d)(e)(f)	3,519,304	3,520,007
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,028,687)		5,028,582
TOTAL INVESTMENTS IN SECURITIES-103.56% (Cost $136,080,559)		139,094,871
OTHER ASSETS LESS LIABILITIES-(3.56)%		(4,783,835)
NET ASSETS-100.00%		$134,311,036

See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Quality ETF (IDHQ)—(continued)
January 31, 2022
(Unaudited)
Investment Abbreviations:
CDI-CREST Depository Interest
PC-Participation Certificate

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at January 31, 2022.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2022 was $525,678, which represented less than 1% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$769,497	$(769,497)	$-	$-	$-	$4
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,212,403	4,104,739	(3,808,567)	-	-	1,508,575	52*
Invesco Private Prime Fund	2,828,941	7,358,281	(6,666,804)	(105)	(306)	3,520,007	643*
Total	$4,041,344	$12,232,517	$(11,244,868)	$(105)	$(306)	$5,028,582	$699

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
January 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco China Technology ETF
Investments in Securities
Common Stocks & Other Equity Interests	$364,084,877	$1,012,332,621	$0	$1,376,417,498
Money Market Funds	2,049,298	116,749,043	-	118,798,341
Total Investments	$366,134,175	$1,129,081,664	$0	$1,495,215,839
Invesco DWA Developed Markets Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$32,288,722	$185,233,206	$-	$217,521,928
Money Market Funds	-	2,976,824	-	2,976,824
Total Investments	$32,288,722	$188,210,030	$-	$220,498,752
Invesco DWA Emerging Markets Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$22,181,306	$189,199,762	$-	$211,381,068
Exchange-Traded Funds	2,580,830	-	-	2,580,830
Money Market Funds	1,152,085	17,367,094	-	18,519,179
Total Investments	$25,914,221	$206,566,856	$-	$232,481,077
Invesco FTSE RAFI Developed Markets ex-U.S. ETF
Investments in Securities
Common Stocks & Other Equity Interests	$246,854,858	$892,403,606	$0	$1,139,258,464
Money Market Funds	112,799	72,432,150	-	72,544,949
Total Investments	$246,967,657	$964,835,756	$0	$1,211,803,413
Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF
Investments in Securities
Common Stocks & Other Equity Interests	$85,478,682	$408,939,050	$83,653	$494,501,385
Money Market Funds	-	53,949,034	-	53,949,034
Total Investments	$85,478,682	$462,888,084	$83,653	$548,450,419

	Level 1	Level 2	Level 3	Total
Invesco FTSE RAFI Emerging Markets ETF
Investments in Securities
Common Stocks & Other Equity Interests	$389,076,286	$1,032,628,793	$-	$1,421,705,079
Money Market Funds	4,097,733	11,015,837	-	15,113,570
Total Investments	$393,174,019	$1,043,644,630	$-	$1,436,818,649
Invesco Global Clean Energy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$124,225,979	$136,126,821	$-	$260,352,800
Money Market Funds	-	81,168,978	-	81,168,978
Total Investments	$124,225,979	$217,295,799	$-	$341,521,778
Invesco Global Water ETF
Investments in Securities
Common Stocks & Other Equity Interests	$158,648,504	$162,420,986	$-	$321,069,490
Money Market Funds	171,572	-	-	171,572
Total Investments	$158,820,076	$162,420,986	$-	$321,241,062
Invesco International BuyBack AchieversTM ETF
Investments in Securities
Common Stocks & Other Equity Interests	$23,693,766	$91,458,528	$-	$115,152,294
Money Market Funds	-	8,773,263	-	8,773,263
Total Investments	$23,693,766	$100,231,791	$-	$123,925,557
Invesco MSCI Global Timber ETF
Investments in Securities
Common Stocks & Other Equity Interests	$52,239,438	$39,144,762	$-	$91,384,200
Exchange-Traded Funds	314,074	-	-	314,074
Money Market Funds	200,055	2,795,023	-	2,995,078
Total Investments	$52,753,567	$41,939,785	$-	$94,693,352
Invesco MSCI Green Building ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,613,751	$2,891,108	$-	$4,504,859
Total Investments	$1,613,751	$2,891,108	$-	$4,504,859
Invesco S&P Global Water Index ETF
Investments in Securities
Common Stocks & Other Equity Interests	$624,316,763	$514,735,188	$-	$1,139,051,951
Money Market Funds	-	17,369,349	-	17,369,349
Total Investments	$624,316,763	$532,104,537	$-	$1,156,421,300
Invesco S&P International Developed Quality ETF
Investments in Securities
Common Stocks & Other Equity Interests	$12,232,747	$121,833,542	$-	$134,066,289
Money Market Funds	-	5,028,582	-	5,028,582
Total Investments	$12,232,747	$126,862,124	$-	$139,094,871